UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Item 1.     Schedule of Investments.

Munder Balanced Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCK — 64.3%
Aerospace & Defense — 1.3%
10,250	Engineered Support Systems, Inc.	$467,810
7,650	L-3 Communications Holdings, Inc.	512,550
2,200	Sypris Solutions, Inc. (f)	30,030
8,200	United Defense Industries, Inc. †	327,918
3,450	United Technologies Corporation	322,161

		1,660,469

Air Freight & Logistics — 0.7%
7,500	EGL, Inc. †	226,950
14,450	J.B. Hunt Transport Services, Inc.	536,673
3,700	UTI Worldwide, Inc.	217,597

		981,220

Auto Components — 0.7%
3,800	American Axle & Manufacturing Holdings, Inc.	111,188
4,600	Drew Industries, Incorporated †, (f)	164,910
7,200	Magna International, Inc., Class A	533,376
4,700	Tenneco Automotive, Inc. †	61,570

		871,044

Beverages — 0.8%
5,250	Coca-Cola Company (The)	210,263
22,000	Constellation Brands, Inc., Class A †	837,320

		1,047,583

Biotechnology — 0.9%
4,350	Amgen, Inc. †	246,558
11,000	Gilead Sciences, Inc. †	411,180
4,900	Human Genome Sciences, Inc. †, (f)	53,459
2,400	ILEX Oncology, Inc. †	60,408
3,850	Invitrogen Corporation †	211,711
4,550	Serologicals Corporation †, (f)	106,152
5,800	Vertex Pharmaceuticals, Inc. †, (f)	60,900

		1,150,368

Building Products — 0.5%
11,500	Masco Corporation	397,095
6,975	Universal Forest Products, Inc. (f)	238,545

		635,640

Capital Markets — 2.0%
10,075	Affiliated Managers Group, Inc. †, (f)	539,415
8,400	Ameritrade Holding Corporation †	100,884
30,000	E*TRADE Financial Corporation †	342,600
3,900	Goldman Sachs Group, Inc. (The)	363,636
13,800	Investors Financial Services Corp. (f)	622,794
7,330	Lehman Brothers Holdings, Inc.	584,348

		2,553,677

Chemicals — 1.4%
4,400	Airgas, Inc.	105,908
1,000	Albemarle Corporation	35,090
500	Georgia Gulf Corporation	22,295
6,900	Headwaters, Inc. †	211,581
1,200	Hercules, Inc. †	17,100
5,500	Minerals Technologies, Inc.	323,730
13,800	Praxair, Inc.	589,812
600	Quaker Chemical Corporation (f)	14,490
8,490	Scotts Company (The) †	544,633
600	Spartech Corporation	15,060

		1,879,699

Commercial Banks — 1.8%
12,000	Bank of America Corporation	519,960
5,200	Southwest Bancorporation of Texas, Inc.	104,728
18,900	U.S. Bancorp	546,210
3,600	UCBH Holdings, Inc.	140,652
8,200	Wells Fargo & Company	488,966
4,400	Westcorp (f)	187,088
5,250	Zions Bancorporation	320,460

		2,308,064

Commercial Services & Supplies — 0.8%
13,100	ADESA, Inc. †	215,233
2,600	Asset Acceptance Capital Corporation †, (f)	44,122
2,000	Bright Horizons Family Solutions, Inc. †	108,580
1,800	Corporate Executive Board Company (The)	110,232
4,900	Education Management Corporation †	130,536
4,350	FTI Consulting, Inc. †, (f)	82,215
3,500	Labor Ready, Inc. †, (f)	49,070
1,700	School Specialty, Inc. †	66,997
3,500	Stericycle, Inc. †	160,650
3,600	Tetra Tech, Inc. †	45,612

		1,013,247

Communications Equipment — 1.1%
4,300	Alvarion, Ltd. †	55,642
19,150	Avaya, Inc. †	266,951
2,900	Belden CDT, Inc. (f)	63,220
25,950	Cisco Systems, Inc. †	469,695
4,600	Comverse Technology, Inc. †	86,618

35,000	JDS Uniphase Corporation †	117,950
25,700	Nokia Corporation, ADR	352,604

		1,412,680

Computers & Peripherals — 1.2%
8,800	Dell, Inc. †	313,280
8,198	Hewlett-Packard Company	153,713
4,250	International Business Machines Corporation	364,395
7,050	Lexmark International, Inc., Class A †	592,270
3,700	Overland Storage, Inc. †, (f)	51,763
1,300	Stratasys, Inc. †, (f)	41,022

		1,516,443

Construction Materials — 0.3%
7,400	Florida Rock Industries, Inc.	362,526

Consumer Finance — 0.5%
10,810	AmeriCredit Corporation †, (f)	225,713
3,410	Capital One Financial Corporation	251,999
4,000	Cash America International, Inc.	97,840
7,000	Rewards Network, Inc. †, (f)	46,690

		622,242

Distributors — 0.1%
7,500	Source Interlink Companies, Inc. †	72,900

Diversified Financial Services — 0.9%
25,963	Citigroup, Inc.	1,145,488

Diversified Telecommunication Services — 1.0%
11,500	ALLTEL Corporation	631,465
1,300	CT Communications, Inc. (f)	17,927
10,000	SBC Communications, Inc.	259,500
400	SureWest Communications (f)	11,468
9,800	Verizon Communications, Inc.	385,924

		1,306,284

Electric Utilities — 0.5%
4,366	ALLETE, Inc. †	141,895
3,650	Edison International	96,762
1,300	Entergy Corporation	78,793
4,500	Exelon Corporation	165,105
1,300	FPL Group, Inc.	88,816
1,400	Progress Energy, Inc.	59,276

		630,647

Electrical Equipment — 0.3%
10,050	Rockwell Automation, Inc.	388,935

Electronic Equipment & Instruments — 0.7%
11,000	Amphenol Corporation, Class A †	376,860
1,140	AU Optronics Corporation, ADR (f)	14,273
10,150	Celestica, Inc. †	128,905
16,000	Ingram Micro, Inc., Class A	257,600
1,500	Itron, Inc. †, (f)	26,175
6,000	Multi-Fineline Electronix, Inc. †	56,220
3,300	TTM Technologies, Inc. †, (f)	29,337

		889,370

Energy Equipment & Services — 0.9%
2,800	ENSCO International Incorporated	91,476
3,600	FMC Technologies, Inc. †	120,240
6,030	National-Oilwell, Inc. †	198,146
1,000	Oceaneering International, Inc. †	36,840
7,600	Patterson-UTI Energy, Inc.	144,932
2,625	Precision Drilling Corporation †	150,937
19,000	Pride International, Inc. †	376,010

		1,118,581

Food & Staples Retailing — 1.9%
12,500	BJ’s Wholesale Club, Inc. †	341,750
8,700	CVS Corporation	366,531
1,500	Performance Food Group Company †, (f)	35,550
12,000	SUPERVALU, INC.	330,600
9,600	United Natural Foods, Inc. †	255,360
19,185	Wal-Mart Stores, Inc.	1,020,642
5,250	Walgreen Co.	188,107

		2,538,540

Food Products — 0.1%
6,200	SunOpta, Inc. †, (f)	48,236
8,400	Tyson Foods, Inc., Class A	134,568

		182,804

Gas Utilities — 0.1%
2,850	New Jersey Resources Corporation	117,990

Health Care Equipment & Supplies — 1.3%
16,500	Boston Scientific Corporation †	655,545
2,300	Integra LifeSciences Holdings Corporation †, (f)	73,853
2,800	Kensey Nash Corporation †, (f)	73,332
3,750	Medtronic, Inc.	194,625
5,400	Mine Safety Appliances Company	219,699
2,700	Molecular Devices Corporation †, (f)	63,639
2,300	Orthofix International N.V. †, (f)	79,005

8,000	PolyMedica Corporation (f)	246,400
3,200	ResMed, Inc. †, (f)	152,352

		1,758,450

Health Care Providers & Services — 3.4%
3,850	Accredo Health, Incorporated †	90,745
2,100	Aetna, Inc.	209,853
1,400	American Healthways, Inc. †, (f)	40,754
6,596	Anthem, Inc. †, (f)	575,501
5,321	Caremark Rx, Inc. †	170,644
3,000	Computer Programs and Systems, Inc.	60,180
12,900	Coventry Health Care, Inc. †	688,473
19,600	eResearch Technology, Inc. †, (f)	261,268
12,495	Health Management Associates, Inc., Class A	255,273
1,800	ICON PLC, ADR †, (f)	59,238
2,100	Merge Technologies, Incorporated †, (f)	36,246
3,000	MIM Corporation †, (f)	17,340
1,600	Patterson Companies, Inc. †	122,496
1,100	Quest Diagnostics, Incorporated	97,042
4,300	Renal Care Group, Inc. †	138,589
31,050	Select Medical Corporation	417,002
7,874	UnitedHealth Group, Incorporated	580,629
8,800	VCA Antech, Inc. †	181,544
4,250	Wellpoint Health Networks, Inc. †	446,632

		4,449,449

Hotels, Restaurants & Leisure — 1.6%
4,400	California Pizza Kitchen, Inc. †	96,140
3,600	Carnival Corporation	170,244
8,230	CBRL Group, Inc.	296,938
4,700	CKE Restaurants, Inc. †, (f)	51,935
3,150	Harrah’s Entertainment, Inc.	166,887
5,000	International Game Technology	179,750
3,300	Mandalay Resort Group (f)	226,545
5,900	Penn National Gaming, Inc. †	238,360
2,900	Ruby Tuesday, Inc.	80,823
30,000	Scientific Games Corporation, Class A †, (f)	573,000
250	Starwood Hotels & Resorts Worldwide, Inc.	11,605

		2,092,227

Household Durables — 2.8%
12,000	Centex Corporation	605,520
7,800	Craftmade International, Inc. (f)	153,972
16,150	D.R. Horton, Inc.	534,726
2,700	KB Home	228,123
2,600	Levitt Corporation, Class A	60,996
2,900	M.D.C. Holdings, Inc.	211,990
400	NVR, Inc. †, (f)	220,400
16,300	Pulte Homes, Inc.	1,000,331
2,400	Ryland Group, Inc. (The)	222,384
2,400	Standard Pacific Corp.	135,288
4,600	Tempur-Pedic International, Inc. †, (f)	68,954
5,000	Toll Brothers, Inc. †, (f)	231,650

		3,674,334

Household Products — 0.7%
9,650	Church & Dwight Co., Inc.	270,779
4,200	Kimberly-Clark Corporation	271,278
6,600	Procter & Gamble Company (The)	357,192

		899,249

Industrial Conglomerates — 1.4%
3,140	Carlisle Companies, Incorporated	200,740
29,785	General Electric Company	1,000,180
21,100	Tyco International Ltd.	646,926

		1,847,846

Information Technology Services — 1.5%
5,900	Alliance Data Systems Corporation †	239,304
3,300	CACI International, Inc. †	174,174
21,000	Cognizant Technology Solutions Corporation, Class A †	640,710
9,850	Infosys Technologies Limited, ADR (f)	557,510
14,600	Lionbridge Technologies, Inc. †, (f)	125,414
3,800	SRA International, Inc. †, (f)	195,928

		1,933,040

Insurance — 2.4%
16,800	ACE Limited	673,008
5,050	AFLAC Incorporated	198,010
6,300	Ambac Financial Group, Inc.	503,685
8,325	American International Group, Inc.	566,017
2,500	FPIC Insurance Group, Inc. †, (f)	64,625
7,750	Prudential Financial, Inc.	364,560
2,300	RenaissanceRe Holdings Ltd.	118,634
2,200	Triad Guaranty, Inc. †	122,056
11,500	W. R. Berkley Corporation	484,840

		3,095,435

Internet & Catalog Retail — 0.2%
2,300	eBay, Inc. †	211,462

Internet Software & Services — 1.2%
2,900	Aladdin Knowledge Systems, Ltd. †, (f)	64,963
7,600	Ask Jeeves, Inc. †, (f)	248,596
7,800	Digital Insight Corporation †	106,314
11,800	Digital River, Inc. †, (f)	351,404
2,200	j2 Global Communications, Inc. †, (f)	69,498

11,500	LivePerson, Inc. †, (f)	37,605
9,500	United Online, Inc. †, (f)	91,390
12,600	ValueClick, Inc. †	118,944
13,900	VeriSign, Inc. †	276,332
9,500	WebEx Communications, Inc. †, (f)	207,290

		1,572,336

Leisure Equipment & Products — 0.5%
10,750	Brunswick Corporation	491,920
6,900	SCP Pool Corporation	184,506

		676,426

Machinery — 1.2%
3,100	Actuant Corporation, Class A †, (f)	127,751
1,700	Briggs & Stratton Corporation	138,040
4,700	Danaher Corporation	241,016
3,000	Eaton Corporation	190,230
4,100	ITT Industries, Inc.	327,959
6,800	Oshkosh Truck Corporation	388,008
1,600	Toro Company (The) (f)	109,280
		1,522,284

Media — 1.3%
4,400	4Kids Entertainment, Inc. †, (f)	88,880
11,450	Clear Channel Communications, Inc.	356,896
8,400	Comcast Corporation, Class A Special †	234,528
15,830	Cox Communications, Inc., Class A †	524,448
9,800	Getty Images, Inc. †	541,940

		1,746,692

Metals & Mining — 0.4%
8,500	Alcoa, Inc.	285,515
900	Arch Coal, Inc.	31,941
600	Gibraltar Steel Corporation (f)	21,696
1,200	NN, Inc.	13,740
1,200	Pan American Silver Corporation †	20,436
1,500	Phelps Dodge Corporation	138,045
1,900	Royal Gold, Inc. (f)	32,452

		543,825

Multiline Retail — 0.5%
2,200	Kmart Holding Corporaton †, (f)	192,434
4,400	Neiman Marcus Group, Inc. (The), Class A	253,000
5,200	Nordstrom, Inc.	198,848

		644,282

Multi-Utilities & Unregulated Power — 0.5%
1,500	Dominion Resources, Inc.	97,875
3,000	Duke Energy Corporation	68,670
4,050	Equitable Resources, Inc.	219,956
6,300	MDU Resources Group, Inc.	165,879
1,200	Public Service Enterprise Group Incorporated	51,120

		603,500

Oil & Gas — 2.3%
9,330	Apache Corporation	467,526
7,600	Chesapeake Energy Corporation (f)	120,308
5,400	ChevronTexaco Corporation	289,656
6,730	ConocoPhillips	557,580
15,100	Exxon Mobil Corporation	729,783
2,700	Kinder Morgan, Inc.	169,614
5,400	Meridian Resource Corporation (The) †	47,682
4,300	Pioneer Natural Resources Company	148,264
2,550	Total SA, ADR	260,534
1,200	Ultra Petroleum Corp. †, (f)	58,860
4,800	XTO Energy Inc.	155,904

		3,005,711

Paper & Forest Products — 0.0%#
1,200	Wausau-Mosinee Paper Corporation	19,980

Personal Products — 0.5%
8,875	Alberto-Culver Company	385,885
5,700	Avon Products, Inc.	248,976

		634,861

Pharmaceuticals — 2.5%
1,400	Connectics Corporation †, (f)	37,828
10,100	Discovery Partners International, Inc. †	48,480
21,450	Eon Labs, Inc. †	465,465
9,700	Johnson & Johnson	546,401
600	Kos Pharmeceuticals, Inc. †	21,366
3,600	Merck & Company, Inc.	118,800
1,500	Noven Pharmaceuticals, Inc. †	31,260
51,600	Pfizer, Inc.	1,578,960
2,100	Salix Pharmaceuticals Ltd. †, (f)	45,192
14,600	Teva Pharmaceutical Industries Ltd., ADR	378,870

		3,272,622

Real Estate — 5.8%
1,350	AMB Property Corporation, REIT	49,977
8,800	American Home Mortgage Investment Corp., REIT (f)	245,960
825	Apartment Investment & Management Company, Class A, REIT	28,694

3,325	Archstone-Smith Trust, REIT	105,203
7,850	Ashford Hospitality Trust, REIT (f)	73,790
875	Avalon Bay Communities, Inc., REIT	52,693
3,850	Boston Properties, Inc., REIT	213,251
725	Camden Property Trust, REIT	33,495
1,100	CarrAmerica Realty Corporation, REIT	35,970
1,375	CBL & Associates Properties, Inc., REIT	83,806
1,025	CenterPoint Properties Trust, REIT	44,670
1,325	Chelsea Property Group, Inc., REIT (f)	88,908
4,025	Corporate Office Properties Trust, REIT	103,120
1,400	Correctional Properties Trust, REIT	38,220
1,200	Crescent Real Estate Equities Company, REIT	18,888
3,600	Developers Diversified Realty Corporation, REIT	140,940
2,175	Duke Realty Corporation, REIT	72,210
3,650	Equity Office Properties Trust, REIT	99,462
4,000	Equity One, Inc., REIT (f)	78,480
4,425	Equity Residential, REIT	137,175
525	Essex Property Trust, Inc., REIT	37,721
3,850	First Potomac Realty Trust, REIT	79,541
20,700	Friedman, Billings, Ramsey Group, Inc., Class A, REIT (f)	395,370
15,300	General Growth Properties, Inc., REIT	474,300
3,050	Health Care REIT, Inc.	107,360
5,550	Hersha Hospitality Trust, Class A, REIT	52,170
40,275	Highland Hospitality Corporation, REIT (f)	459,135
200	Hospitality Properties Trust, REIT	8,498
8,425	Host Marriott Corporation, REIT, †	118,203
13,800	Impac Mortgage Holdings, Inc., REIT (f)	362,940
1,575	iStar Financial, Inc., REIT	64,937
2,750	Kimco Realty Corporation, REIT	141,075
3,400	Kite Realty Group Trust, REIT	44,710
30,000	KKR Financial Corporation, 144A, REIT, †, ††, ***	304,500
1,500	MeriStar Hospitality Corporation, REIT †	8,175
2,050	Mills Corporation (The), REIT	106,333
4,719	New Century REIT, Inc. †	273,702
3,075	Newcastle Investment Corp., REIT (f)	94,403
1,250	Pan Pacific Retail Properties, Inc., REIT	67,625
10,275	ProLogis, REIT	362,091
1,450	PS Business Parks, Inc., REIT	57,783
3,100	RAIT Investment Trust, REIT	84,785
4,550	Reckson Associates Realty Corporation, REIT	130,812
3,300	Redwood Trust, Inc., REIT (f)	205,986
1,375	Regency Centers Corporation, REIT	63,924
2,625	Rouse Company (The), REIT	175,560
3,875	Simon Property Group, Inc., REIT	207,816
2,550	SL Green Realty Corporation, REIT	132,115
1,400	Town & Country Trust, REIT (f)	35,630
20,325	Ventas, Inc., REIT	526,824
7,175	Vornado Realty Trust, REIT	449,729
3,462	Weingarten Reality Investors, REIT	114,281

		7,492,946

Road & Rail — 1.6%
16,925	Genesee & Wyoming, Inc., Class A †	428,541
34,000	Laidlaw International, Inc. †	559,300
6,900	Norfolk Southern Corporation	205,206
10,900	Old Dominion Freight Line, Inc. †	314,029
13,000	Overnite Corporation	408,590
4,500	Yellow Roadway Corporation †	210,154

		2,125,820

Semiconductors & Semiconductor Equipment — 1.7%
2,000	Actel Corporation †	30,400
4,200	ADE Corporation †, (f)	71,547
5,600	Amkor Technology, Inc. †, (f)	20,440
3,800	Analog Devices, Inc.	147,364
2,600	Artisan Components, Inc. †	75,686
5,300	ASE Test Limited †, (f)	27,825
1,300	Brooks Automation, Inc. †	18,395
2,200	Cymer, Inc. †	63,052
1,400	DSP Group, Inc. †	29,470
7,300	FormFactor, Inc. †, (f)	141,401
24,510	Intel Corporation	491,671
16,100	Marvell Technology Group Ltd. †	420,693
5,200	Micrel, Incorporated †	54,132
5,200	Microchip Technology, Incorporated	139,568
5,000	RF Micro Devices, Inc. †, (f)	31,700
700	Siliconix, Incorporated †	25,081
7,700	Siliconware Precision Industries Co., Ltd., ADR (f)	25,949
20,307	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	144,992
7,500	Texas Instruments, Incorporated	159,600
4,700	Xilinx, Inc.	126,900

		2,245,866

Software — 2.4%
1,700	Altiris, Inc. †, (f)	53,805
14,000	BMC Software, Inc. †	221,340
8,600	Check Point Software Technologies Ltd. †	145,942
3,300	Electronic Arts, Inc. †	151,767
8,400	Epicor Software Corporation †	101,052
6,800	Manhattan Associates, Inc. †	166,056
6,350	Mercury Interactive Corporation †	221,488
39,440	Microsoft Corporation	1,090,516
8,500	Red Hat, Inc. †	104,040
12,700	Symantec Corporation †	696,976
2,100	TALX Corporation (f)	48,489
9,100	Witness Systems, Inc. †	146,237

		3,147,708

Specialty Retail — 3.1%
15,375	Aeropostale, Inc. †	402,825
3,500	Best Buy Co., Inc.	189,840
11,400	Borders Group, Inc.	282,720
9,100	Casual Male Retail Group, Inc. †, (f)	47,684
5,400	Charlotte Russe Holding, Inc. †	61,992
6,100	Chico’s FAS, Inc. †	208,620
4,150	Dick’s Sporting Goods, Inc. †, (f)	147,823
15,000	Foot Locker, Inc.	355,500
22,000	Gap, Inc. (The)	411,400
12,800	Home Depot, Inc. (The)	501,760
4,900	Lowe’s Companies, Inc.	266,315
1,100	O’Reilly Automotive, Inc. †, (f)	42,119
4,400	Party City Corporation †	64,988
5,900	PETCO Animal Supplies, Inc. †	192,694
4,500	Regis Corporation	180,990
3,400	Stein Mart, Inc. †	51,748
4,400	Steiner Leisure Limited †	97,240
2,800	Tractor Supply Company †	88,032
14,100	Urban Outfitters, Inc. †	485,040

		4,079,330

Textiles, Apparel & Luxury Goods — 0.2%
5,000	Coach, Inc. †	212,100

Thrifts & Mortgage Finance — 2.3%
15,898	Countrywide Financial Corporation	626,222
14,150	Doral Financial Corporation	586,801
6,100	Federal Home Loan Mortgage Corporation	397,964
2,350	Federal National Mortgage Association	148,990
8,040	Independence Community Bank Corp.	313,962
2,500	New Century Financial Corporation (f)	150,550
12,200	PMI Group, Inc. (The)	495,076
5,600	R&G Financial Corporation, Class B	216,440
2,010	Sterling Financial Corporation (f)	70,832

		3,006,837

Water Utilities — 0.1%
5,875	Aqua America, Inc.	129,896

Wireless Telecommunication Services — 0.4%
10,500	@Road, Inc. †	44,310
1,300	Mobile TeleSystems OJSC, ADR	188,487
7,900	Nextel Partners, Inc., Class A †, (f)	130,982
2,000	Vimpel Communications, Inc., ADR †, (f)	217,600

		581,379

TOTAL COMMON STOCKS
(Cost $68,632,353)		83,632,334

INVESTMENT COMPANY SECURITIES — 0.3%

6,350	iShares Russell 1000 Growth Index Fund	287,020
1,100	iShares Russell 2000 Growth Index Fund (f)	64,460
500	iShares Russell 2000 Index Fund (f)	56,925

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $409,439)		408,405

WARRANTS — 0.0%
(Cost $0)
Commercial Services & Supplies — 0.0%
178	American Banknote Corporation, expires 10/01/2007 (exercise price: $10.00) †, ***	0

Principal Amount
ASSET-BACKED SECURITIES — 2.6%
	Credit Card — 1.9%
	$900,000	Capital One Master Trust: Series 2001-8A, Class A, 4.600% due 08/17/2009	928,282
	850,000	Series 2001-3A, Class A, 5.450% due 03/16/2009	880,051
	575,000	Discover Card Master Trust I, Series 1999-6, Class A, 6.850% due 07/17/2007	583,101

			2,391,434

	Utilities — 0.7%
	430,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	449,934
	481,473	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	506,070

			956,004

TOTAL ASSET-BACKED SECURITIES
(Cost $3,295,888)			3,347,438

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
	Financials — 1.5%
	277,897	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, 6.930% due 08/10/2009	301,090
	1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,146,523
	450,000	JP Morgan Chase Commercial Mortgage Security Corporation, Series 2004-C2, Class A3, 5.385% due 05/15/2041 †††	467,916

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,786,802)		1,915,529

CORPORATE BONDS AND NOTES — 11.9%
Electric/Gas — 0.3%
200,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	208,152
200,000	Valero Energy Corporation, 6.875% due 04/15/2012	225,193

		433,345
Finance — 7.8%
580,000	Allstate Corporation, 7.200% due 12/01/2009	666,451
450,000	American Express Credit Corporation, 3.000% due 05/16/2008	442,301
500,000	Block Financial Corporation, 8.500% due 04/15/2007	559,901
275,000	Capital One Bank, 5.750% due 09/15/2010	293,167
66,400	Chevron Corporation Profit Sharing, 8.110% due 12/01/2004	67,002
400,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	468,152
	Ford Motor Credit Company,
160,000	5.800% due 01/12/2009	165,838
360,000	7.000% due 10/01/2013 (f)	380,624
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	576,212
	General Motors Acceptance Corporation,
300,000	5.625% due 05/15/2009	305,825
55,000	7.250% due 03/02/2011	58,724
235,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	265,386
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	398,821
500,000	Keycorp, MTN, 1.833% due 07/23/2007 †††	499,748
510,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	579,270
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	367,036
250,000	Pemex Finance Ltd., 9.690% due 08/15/2009	286,322
	SLM Corporation, MTN,
250,000	1.780% due 01/25/2007 †††	250,163
500,000	5.125% due 08/27/2012	512,354
300,000	Sovereign Bank, 4.375% due 08/01/2013 **	301,048
600,000	TIAA Global Markets, Inc., 144A, 3.875% due 01/22/2008 ††	608,087
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	695,448
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	391,058
150,000	Wachovia Bank, N.A, 7.800% due 08/18/2010	176,684
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	803,201

		10,118,823

Industrial — 3.6%
375,000	British Telecommunications PLC, 8.375% due 12/15/2010	452,196
60,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	72,659
300,000	ConocoPhillips, 3.625% due 10/15/2007	303,002
550,000	Diageo Capital PLC, 3.500% due 11/19/2007	551,245
455,000	Dover Corporation, 6.450% due 11/15/2005	472,938
400,000	First Data Corporation, 4.700% due 11/01/2006	414,247
200,000	France Telecom SA, 8.500% due 03/01/2011 †††	239,416
275,000	Safeway, Inc., 4.125% due 11/01/2008	274,813
200,000	Target Corporation, 7.500% due 08/15/2010	235,202
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	492,112
510,000	Union Texas Petroleum Holdings, Inc., (MAPS), 7.000% due 04/15/2008	567,227
500,000	Wal Mart Stores, Inc., 6.875% due 08/10/2009	567,054

		4,642,111

Real Estate — 0.2%
225,000	Weingarten Realty Investors, MTN, REIT, 4.857% due 01/15/2014	221,790

TOTAL CORPORATE BONDS AND NOTES
(Cost $15,142,230)		15,416,069

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Bank (FHLB) — 1.5%
	FHLB:
600,000	2.000% due 04/28/2006	597,593
300,000	4.500% due 11/15/2012	301,709
490,000	5.750% due 05/15/2012 (f)	534,294
500,000	6.500% due 11/15/2005	522,404

		1,956,000

Federal Home Loan Mortgage Corporation (FHLMC) — 3.7%
	FHLMC:
435,000	3.500% due 09/15/2007 (f)	439,541
2,000,000	4.250% due 06/15/2005	2,028,008
290,000	4.875% due 11/15/2013	297,067
1,100,000	5.625% due 03/15/2011	1,193,589
750,000	6.250% due 03/05/2012	791,192
100,000	6.625% due 09/15/2009 (f)	112,801

		4,862,198

Federal National Mortgage Association (FNMA) — 3.9%
	FNMA:
250,000	2.125% due 04/15/2006 (f)	248,379
1,000,000	4.125% due 04/15/2014 (f)	963,287
1,000,000	4.250% due 07/15/2007 (f)	1,029,363
260,000	4.375% due 03/15/2013 (f)	258,568
1,000,000	5.250% due 01/15/2009	1,065,064
1,165,000	5.500% due 03/15/2011	1,254,259
205,000	6.125% due 03/15/2012	228,391

		5,047,311

Government Agency Debentures — 0.8%
400,000	Financing Corporation, 10.700% due 10/06/2017	621,800
400,000	Tennessee Valley Authority, 6.375% due 06/15/2005	411,588

		1,033,388

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,760,748)		12,898,897

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.4%
Collateralized Mortgage Obligations (CMO) — 1.8%
	FHLMC,
553,565	Series 1737, Class H, 6.000% due 01/15/2023	560,598
183,006	Series 2091, Class PP, 6.000% due 02/15/2027	184,655
	FNMA,
330,755	Series 1994-23, Class PE, 6.000% due 08/25/2022	333,650
208,607	Series 1998-61, Class PK, 6.000% due 12/25/2026	210,113
1,000,000	GNMA, Series 2002-9, Class B, 5.881% due 03/16/2024	1,069,712

		2,358,728

Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%#
8,209	FHLMC, Pool #E62394, 7.500% due 09/01/2010	8,466

Federal National Mortgage Association (FNMA) — 2.6%
	FNMA,
496,821	Pool #737646, 3.134% due 09/01/2033 †††	497,113
316,093	Pool #386314, 3.790% due 07/01/2013	304,785
502,076	Pool #780620, 5.500% due 05/01/2034	509,824
965,099	Pool #788520, 5.500% due 07/01/2034	979,077
219,122	Pool #323406, 5.995% due 11/01/2008	235,582
651,396	Pool #380709, 6.080% due 10/01/2008	699,904
23,735	Pool #303105, 11.000% due 11/01/2020	26,914
87,661	Pool #100081, 11.500% due 08/20/2016	99,673

			3,352,872

Government National Mortgage Association (GNMA) — 0.0%#
	18,760	GNMA, Pool #780584, 7.000% due 06/15/2027	20,078

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $5,694,290)			5,740,144

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes — 3.4%
	745,000	2.250% due 02/15/2007 (f)	737,055
	125,000	3.000% due 02/15/2009 (f)	123,745
	350,000	3.125% due 10/15/2008 (f)	349,481
	975,000	3.250% due 08/15/2008 (f)	979,609
	1,408,392	3.625% due 01/15/2008 TIPS, (f)	1,544,555
	75,000	4.000% due 11/15/2012 (f)	75,363
	290,000	4.250% due 08/15/2013 (f)	294,339
	275,000	4.625% due 05/15/2006	284,507
	55,000	4.750% due 11/15/2008 (f)	58,300

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,406,276)			4,446,954

REPURCHASE AGREEMENT (c) — 1.6%
(Cost $2,039,000)
	2,039,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $2,039,096 on 10/01/2004, collateralized by $1,815,000 FNMA, 6.250% maturing 05/15/2029 (value $2,082,713)	2,039,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 15.1%
(Cost $19,663,936)
	19,663,936	State Street Navigator Securities Lending Trust — Prime Portfolio(e)	19,663,936

TOTAL INVESTMENTS — 115.0%
(Cost $133,830,962*)			$149,508,706

(a)	All percentages are based on net assets of the Munder Balanced Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company or issuer-specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
(e)	As of September 30, 2004, the market value of securities on loan is $19,222,767.
(f)	Security, or a portion thereof, is on loan.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,188,625 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,510,881 and net appreciation for financial reporting purposes was $15,677,744. At September 30, 2004, aggregate cost for financial reporting purposes was $133,830,962.
**	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter, interest rate will be variable.
***	Fair valued security as of September 30, 2004 (see note (b) above).
†	Non-income producing security.
††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
†††	Variable rate security. The interest rate shown reflects the rate currently in effect.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
MAPS	—	Mandatory Putable Remarketable Securities
MTN	—	Medium Term Note
OJSC	—	Open Joint Stock Company
REIT	—	Real Estate Investment Trust
TIPS	—	Treasury Inflation-Protected Security

Munder Bond Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Principal
Amount		Value (b)
ASSET-BACKED SECURITIES — 14.6%
Auto Loan — 7.7%
$1,000,000	Capital Auto Receivables Asset Trust, Series 2003-3, Class A2A, 2.350% due 10/16/2006	$998,353
1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	1,228,700
673,696	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	678,339
1,225,140	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,220,264

		4,125,656

Credit Card — 3.9%
1,000,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 08/17/2009	1,031,424
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 4.310% due 03/15/2011 ††,**	1,064,809

		2,096,233

Equipment Lease — 0.4%
250,000	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	248,281

Home Equity Loans — 2.6%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	373,711
1,019,920	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Class A1, 2.130% due 03/25/2033 ††	1,019,863

		1,393,574

TOTAL ASSET-BACKED SECURITIES
(Cost $7,798,000)		7,863,744

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 2.5%
Finance — 2.5%
500,000	First Union National Bank-Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	558,371
750,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	777,819

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost $1,311,747)		1,336,190

CORPORATE BONDS AND NOTES — 50.8%
Electric/Gas — 2.5%
750,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	780,571
500,000	Valero Energy Corp., 6.875% due 04/15/2012	562,982

		1,343,553

Financials — 31.4%
500,000	American Express Credit Corporation, 3.000% due 05/16/2008	491,446
790,000	Axa, 8.600% due 12/15/2030	1,022,592
500,000	Block Financial Corporation, 8.500% due 04/15/2007	559,901
900,000	Citigroup, Inc., 6.500% due 01/18/2011	1,009,719
1,000,000	City National Corporation, 5.125% due 02/15/2013	1,006,506
500,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	544,743
500,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	585,190
575,000	Ford Motor Credit Company, 7.000% due 10/01/2013 **	607,941
350,000	General Motors Acceptance Corporation, 7.250% due 03/02/2011	373,697
890,000	Heller Financial, Inc., 6.375% due 03/15/2006	934,459
450,000	Household Finance Corporation, 8.000% due 07/15/2010	531,891
500,000	Independence Community Bank Corporation, 3.750% (becomes variable April 2009) due 04/01/2014	485,699
1,250,000	Inter-American Development Bank, MTN, 6.750% due 07/15/2027	1,474,340
1,000,000	International Lease Finance Corporation, 5.875% due 05/01/2013	1,063,522
1,000,000	Jackson National Life Insurance Company, MTN, 144A, 5.250% due 03/15/2007 †	1,052,195

1,055,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	1,198,293
500,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	512,467
625,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	655,421
500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	527,650
300,000	SLM Corporation, MTN, 1.780% due 01/25/2007 ††	300,196
950,000	Sovereign Bank, 5.125% due 03/15/2013	947,139
1,000,000	Washington Mutual Bank FA, MTN, 2.010% due 07/25/2006 ††, **	1,004,827

		16,889,834

Industrial — 12.3%
500,000	American Standard, Inc., 7.375% due 02/01/2008	546,250
995,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	1,225,892
500,000	Archer-Daniels-Midland Company, 7.000% due 02/01/2031	588,771
570,000	Becton Dickinson & Co, 6.700% due 08/01/2028	644,532
500,000	British Telecommunications PLC, 8.375% due 12/15/2010	602,927
105,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	127,154
500,000	Daimler Chrysler North America Holding Corporation, 4.750% due 01/15/2008	514,941
500,000	France Telecom, SA, 8.500% due 03/01/2011 ††	598,540
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033 †	997,143
300,000	Sprint Capital Corporation, 8.750% due 03/15/2032	380,757
350,000	Telecom Italia Capital, MTN, 144A, 5.250% due 11/15/2013 †	356,603

		6,583,510

Real Estate — 1.5%
800,000	Weingarten Realty Investments, REIT, MTN, 4.857% due 01/15/2014	788,586

Utilities — 3.1%
500,000	FirstEnergy Corporation, Series B, 6.450% due 11/15/2011	545,435
1,000,000	Verizon New England, Inc., 6.500% due 09/15/2011	1,103,140

		1,648,575

TOTAL CORPORATE BONDS AND NOTES
(Cost $26,195,951)		27,254,058

FOREIGN BONDS AND NOTES — 1.5%
(Cost $737,533)
Government — 1.5%
750,000	United Mexican States, MTN, 6.375% due 01/16/2013	789,750

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.2%
	FHLMC:
400,000	4.500% due 07/15/2013 **	400,252
740,000	5.125% due 11/07/2013	743,099
500,000	6.250% due 03/05/2012	527,462
500,000	6.625% due 09/15/2009 **	564,007

		2,234,820

Federal National Mortgage Association (FNMA) — 1.8%
	FNMA:
445,000	4.375% due 03/15/2013 **	442,549
350,000	5.500% due 03/15/2011	376,816
150,000	6.125% due 03/15/2012	167,115

		986,480

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,152,481)		3,221,300

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 18.6%
Collateralized Mortgage Obligations (CMO) — 2.1%
600,000	FHLMC: Series 2780, Class LC, 5.000% due 07/15/2027	613,143
300,000	Series 2802, Class NC, 5.000% due 05/15/2028	306,915
227,949	Series 2132, Class PD, 6.000% due 11/15/2027	233,492

		1,153,550

Federal Home Loan Mortgage Corporation (FHLMC) — 4.7%
	FHLMC:

500,000	Series T-45, Class A-5, 4.780% due 10/27/2031	510,647
1,461,703	Pool #C01501, Gold, 5.500% due 03/01/2033	1,484,918
73,599	Pool #E62394, Gold, 7.500% due 09/01/2010	75,905
429,116	Pool #C30261, 7.500% due 08/01/2029	460,737

		2,532,207

Federal National Mortgage Association (FNMA) — 11.0%
	FNMA:
1,503,695	Pool #757571, 5.500% due 01/01/2034	1,526,901
933,251	Pool #767413, 5.500% due 01/01/2034	946,766
895,453	Pool #788520, 5.500% due 07/01/2034	908,422
927,580	Pool #779137, 6.000% due 06/01/2034	960,855
749,197	Pool #788908, 6.000% due 08/01/2034	776,073
205,044	Pool #303105, 11.000% due 11/01/2020	232,508
479,018	Pool #100081, 11.500% due 08/20/2016	544,658

		5,896,183

Government National Mortgage Association (GNMA) — 0.8%
	GNMA:
241,165	Pool #627907, 5.000% due 02/15/2034	240,300
172,253	Pool #780584, 7.000% due 06/15/2027	184,355

		424,655

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $9,914,049)		10,006,595

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds — 2.3%
335,000	5.375% due 02/15/2031 **	358,868
345,000	6.250% due 05/15/2030 **	409,472
375,000	7.500% due 11/15/2016 **	481,919

		1,250,259

U.S. Treasury Notes — 2.4%
925,000	4.250% due 08/15/2014 **	934,684
250,000	3.875% due 02/15/2013 **	248,437
100,000	5.000% due 02/15/2011 **	107,512

		1,290,633

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,513,047)		2,540,892

REPURCHASE AGREEMENT (c) — 0.9%
(Cost $462,000)
462,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $462,022 on 10/01/2004, collateralized by $440,000 FHLMC, 5.500% maturing 09/15/2011 (value $476,139)	462,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 11.4%
(Cost $6,135,400)
6,135,400	State Street Navigator Securities Lending Trust — Prime Portfolio ***	6,135,400

TOTAL INVESTMENTS — 111.0%
(Cost $58,220,208*)		$59,609,929

(a)	All percentages are based on net assets of the Munder Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,591,338 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $201,617 and net appreciation for financial reporting purposes was $1,389,721. At September 30, 2004, aggregate cost for financial reporting purposes was $58,220,208.
**	Security, or a portion thereof, is on loan.
***	As of September 30, 2004, the market value of the securities on loan is $5,979,838.
†	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
††	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS: MTN — Medium Term Note REIT — Real Estate Investment Trust

Munder Cash Investment Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Principal		Rating
Amount		S&P	Moody’s	Value (b)
CERTIFICATES OF DEPOSIT — 18.4%

$25,000,000	Abbey National Treasury Services PLC
	1.395% due 02/02/2005	A-1	P-1	$24,998,727
25,000,000	Barclays Bank PLC
	1.190% due 03/22/2005	A-1+	P-1	24,998,230
25,000,000	Credit Agricole Indosuez NY
	1.308% due 10/18/2004	A-1+	P-1	24,999,825
25,000,000	Rabobank Nederland
	1.925% due 05/13/2005	A-1+	P-1	24,996,949
25,000,000	Societe Generale
	1.450% due 04/15/2005	A-1+	P-1	24,999,329

TOTAL CERTIFICATES OF DEPOSIT
(Cost $124,993,060)				124,993,060

COMMERCIAL PAPER — 41.1%

20,000,000	American Honda Finance Corporation
	1.580% due 10/27/2004†	A-1	P-1	19,977,178
20,000,000	CRC Funding LLC
	1.630% due 10/15/2004†	A-1+	P-1	19,987,322
20,000,000	DaimlerChrysler Revolving Auto Conduit LLC
	1.780% due 10/29/2004†	A-1+	P-1	19,972,311
20,000,000	Falcon Asset Securitization Corporation
	1.750% due 10/18/2004†	A-1	P-1	19,983,472
20,000,000	HBOS Treasury Services PLC
	1.710% due 11/24/2004†	A-1+	P-1	19,948,700
20,000,000	ING U.S. Funding LLC
	1.640% due 11/15/2004†	A-1+	P-1	19,959,000
20,000,000	International Lease Finance Corporation
	1.780% due 11/17/2004†	A-1+	P-1	19,953,522
20,000,000	Jupiter Securitization Corporation
	1.720% due 10/18/2004†	A-1	P-1	19,983,756
20,000,000	Liberty Street Funding Corporation
	1.680% due 10/06/2004†	A-1	P-1	19,995,334
20,000,000	Marsh & McLennan Companies, Inc.
	1.760% due 11/16/2004†	A-1	P-1	19,955,022
30,000,000	New Center Asset Trust
	1.860% due 10/01/2004†	A-1+	P-1	30,000,000
20,000,000	Preferred Receivables Funding
	1.710% due 10/14/2004†	A-1	P-1	19,987,650
20,000,000	Ranger Funding Co., LLC
	1.720% due 10/15/2004†	A-1+	P-1	19,986,622
10,000,000	UBS Finance, Inc.
	1.880% due 10/01/2004†	A-1+	P-1	10,000,000

TOTAL COMMERCIAL PAPER
(Cost $279,689,889)				279,689,889

CORPORATE BONDS AND NOTES — 17.9%

25,000,000	Allstate Funding Agreement

	1.771% due 05/16/2005††	A-1+	P-1	25,000,000
22,000,000	CC USA, Inc., MTN, 144A
	1.780% due 07/25/2005††,*	A-1+	P-1	21,998,205
25,000,000	Jackson National Life Insurance Co.
	2.030% due 09/27/2005††	NR	NR	25,000,000
25,000,000	K2 USA LLC, MTN, 144A
	1.800% due 06/08/2005 ††,*	A-1+	P-1	25,000,000
25,000,000	Sigma Finance, Inc., MTN, 144A
	1.710% due 05/18/2005 ††,*	A-1+	P-1	24,997,500

TOTAL CORPORATE BONDS AND NOTES
(Cost $121,995,705)				121,995,705

REPURCHASE AGREEMENT (c) — 22.6%
(Cost $153,586,044)

153,586,044	Agreement with Lehman Brothers Holdings, Inc., 1.750% dated 09/30/2004, to be repurchased at $153,593,510 on 10/01/2004, collateralized by $333,919,428 U.S. Treasury Strips, 2.970%-3.470%† having maturities from 08/15/2013-11/15/2027(value $156,660,367)			153,586,044

TOTAL INVESTMENTS (Cost $680,264,698**) — 100.0%				$680,264,698

(a)	All percentages are based on net assets of the Munder Cash Investment Fund (the “Fund”) as of September 30, 2004.
(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
†	Rate represents annualized yield at date of purchase.
††	Variable rate security. The interest rate shown reflects the rate currently in effect.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
**	At September 30, 2004, aggregate cost for financial reporting purposes was $680,264,698.

ABBREVIATION: MTN — Medium Term Note NR — Not Rated

Munder Emerging Markets Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 88.3%
Brazil — 3.1%
5,000	Aracruz Celulose SA, ADR	$165,600
5,500	Petroleo Brasileiro SA — Petrobras, ADR	193,875
6,000	Unibanco Uniao Bancos Brasileiros SA, GDR	145,380

		504,855

Central Africa — 2.6%
105,000	Energem Resources Inc.†,††	165,975
14,000	Millicom International Cellular SA†,††	254,800

		420,775

Chile — 0.7%
4,000	Banco Santander Chile, ADR	111,760

China — 4.2%
1,306,500	Chaoda Modern Agriculture (Holdings) Ltd.††	435,606
750,000	Tianjin Capital Environmental Protection Company Ltd.	235,634

		671,240

Czech Republic — 1.0%
12,500	Cesky Telekom AS, GDR	163,125

Egypt — 4.4%
64,000	Commercial International Bank (Egypt) SAE, GDR	313,600
49,833	Medinet Nasr Housing & Development Company	394,028

		707,628

Hong Kong — 3.4%
4,228,000	Asia Standard International Group Ltd.†,††	151,812
690,000	i-CABLE Communications, Ltd.	236,692
108,000	Li & Fung Ltd.††	154,422

		542,926

India — 6.7%
61,800	Asia Energy PLC†, ††	159,930
16,800	ITC Ltd., GDR	413,784
15,000	Reliance Industries Ltd., 144A, GDR†††	350,550
5,800	State Bank of India, GDR	144,130

		1,068,394

Indonesia — 2.3%
14,025,000	Bentoel International Investama Tbk PT	168,514
455,000	Indonesian Satellite Corporation-Indosat	209,981

		378,495

Israel — 7.7%
46,000	Bank Hapoalim Ltd., GDR	639,400
68,550	Dmatek Ltd.†	104,827
11,900	M-Systems Flash Disk Pioneers, Ltd.†	196,588
124,000	Super Sol	296,991

		1,237,806

Korea — 16.7%
22,666	Entergisul Co. Ltd.	348,405
10,600	GS Holdings Corporation†	226,913
21,000	Handsome Co. Ltd.	183,283
29,000	iRevo Inc.	140,530
11,180	Kookmin Bank†	353,896
9,800	Korea Telecom Corporation	317,021
20,000	Oriental Fire and Marine Insurance Co. Ltd.	269,214
1,300	POSCO	193,617
8,000	Reigncom Co., Ltd.	163,960
1,231	Samsung Electronics Company Ltd.	489,620

		2,686,459

Mexico — 7.6%
40,000	Alfa SA	151,063
4,000	America Movil SA de CV, Series L, ADR	156,120
5,000	Desarrolladora Homex SA de CV, ADR†	103,250
3,000	Fomento Economico Mexicano SA de CV, Series B, ADR	132,540
32,000	Grupo Financiero Banorte SA de CV	150,782
50,000	Grupo Mexico SA de CV, Series B†	201,958
3,000	Grupo Telivisa SA, ADR	158,190
1	Hylsamex SA de CV†	2
5,000	Telefonos de Mexico SA de CV, Series L, ADR	161,350

		1,215,255

Russian Federation — 5.7%
3,700	LUKOIL, ADR	461,575
1,080	Sberbank RF	449,280

		910,855

Singapore — 3.3%

440,000	Bio-Treat Technology Ltd.††	224,670
450,000	People’s Food Holdings Ltd.††	309,930

		534,600

South Africa — 6.9%
118,000	Alexander Forbes Ltd.	207,737
28,000	Anglo American PLC††	671,398
22,000	BHP Billiton PLC††	231,515

		1,110,650

Taiwan — 4.0%
48,990	Hon Hai Precision Industry Co. Ltd., GDR	357,626
32,793	Quanta Computer Inc., GDR	283,658

		641,284

Thailand — 6.9%
1,090,000	Amata Corporation Public Company Ltd.	286,911
520,000	Siam City Bank Public Company Ltd.	285,052
202,000	Siam Makro	221,951
375,000	Siam Panich Leasing Public Company Ltd.	307,897

		1,101,811

Turkmenistan — 1.1%
22,500	Burren Energy PLC,††	178,550

TOTAL COMMON STOCKS
(Cost $13,361,103)		14,186,468

PREFERRED STOCKS — 2.2%
Brazil — 2.2%
3,600	Brasil Telecom SA, ADR	116,640
12,000	Companhia Vale do Rio Doce, Class A, ADR	231,152

TOTAL PREFERRED STOCKS
(Cost $224,086)		347,792

INVESTMENT COMPANY SECURITIES — 1.6%
(Cost $700,000)

Korea — 1.6%
70,000	Korea Investment Opportunities Ltd.**,***,†,††	254,100

RIGHTS/WARRANTS — 0.3%
Central Africa — 0.3%
110,000	Energem Resources Inc., expires 06/18/05, (exercise price: CAD 1.80)†,††, **	46,066

Thailand — 0.0%#
205,263	TelecomAsia, expires 03/01/2008, (exercise price: THB 11.85)**,†	4,383

TOTAL RIGHTS/WARRANTS
(Cost $32,387)		50,449

Principal
Amount
REPURCHASE AGREEMENT (d) — 7.7%
(Cost $1,231,000)

$1,231,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004,
	to be repurchased at $1,231,058 on 10/01/2004, collateralized by $1,255,000 FHLMC,
	2.050% maturing 11/28/2005 (value $1,258,052)	1,231,000

TOTAL INVESTMENTS — 100.1%
(Cost $15,548,576*)		$16,069,809

(a)	All percentages are based on the net assets of the Munder Emerging Markets Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in securities of companies in emerging markets, which is defined based on the country of organization, the primary stock exchange on which the security is traded, the location of a principal office of the company, the location of most of the company’s assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company’s revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuations in currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,945,809 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,424,576 and net appreciation for financial reporting purposes was $521,233. At September 30, 2004, aggregate cost for financial reporting purposes was $15,548,576.
**	Fair valued security as of September 30, 2004 (see note (c) above).
***	Affiliated security. The term “affiliate” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended September 30, 2004, the Fund held the following affiliated securities:

	Value at	Purchased		Sold		Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	9/30/04
Korea Investment Opportunities Ltd.	$262,500	$—	$—	$—	$—	$254,100

†	Non-income producing security.
††	Country classification for this security is not based on the country of organization, but rather on the country in which the security is primarily traded, the country in which the issuer has a principal office, the country in which most of the issuer’s assets are located, or the country in which goods are produced or sold, investments are made or services are performed that account for most of the issuer’s revenues or profits.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR CAD FHLMC GDR THB	— — — — —	American Depositary Receipt Canadian Dollar Federal Home Loan Mortgage Corporation Global Depositary Receipt Thailand Baht

At September 30, 2004, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value
COMMON STOCKS:
Banks	15.2%	$2,442,498
Metals & Mining	10.1	1,624,396
Real Estate	5.8	936,001
Diversified Telecommunication Services	5.3	851,477
Oil & Gas	5.2	833,999
Diversified Financials	4.1	666,415
Food & Drug Retailing	3.8	606,921
Tobacco	3.6	582,299
Household Durables	3.2	512,365
Semiconductors & Semiconductor Equipment	3.0	489,621
Computers & Peripherals	3.0	480,246
Electronic Equipment & Instruments	2.9	462,453
Utilities — Water	2.9	460,304
Food Products	2.7	435,606
Wireless Telecommunication Services	2.6	410,920
Media	2.5	394,882
Industrial Conglomerates	2.3	377,975
Chemicals	2.2	350,550
Insurance	1.7	269,214
Multiline Retail	1.4	221,951
Textiles, Apparel & Luxury Goods	1.1	183,283
Paper and Forest Products	1.0	165,600
Distributors	1.0	154,422
Apartments	0.9	140,530
Beverages	0.8	132,540

TOTAL COMMON STOCKS	88.3	14,186,468
PREFERRED STOCKS:
Metals & Mining	1.5	231,152
Diversified Telecommunication Services	0.7	116,640

TOTAL PREFERRED STOCKS	2.2	347,792
INVESTMENT COMPANY SECURITIES	1.6	254,100
RIGHTS/WARRANTS	0.3	50,449
REPURCHASE AGREEMENT	7.7	1,231,000

TOTAL INVESTMENTS	100.1%	$16,069,809

MUNDER FUTURE TECHNOLOGY FUND ®
          Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value(c)
COMMON STOCKS — 95.5%
Biotechnology — 0.2%
11,000	Affymetrix, Inc. †,#	$337,810

Communications Equipment — 20.1%
275,000	ADC Telecommunications, Inc. †,#	497,750
42,000	ADTRAN, Inc.	952,560
11,000	Alvarion Ltd. †	142,340
44,000	Andrew Corporation †,#	538,560
71,000	Avaya, Inc. †	989,740
776,200	Cisco Systems, Inc. †	14,049,220
26,000	Comverse Technology, Inc. †	489,580
145,000	Corning Incorporated †	1,606,600
135,939	Juniper Networks, Inc. †,#	3,208,161
318,000	Motorola, Inc.	5,736,720
553,000	Nortel Networks Corporation †	1,880,200
15,000	Option N.V. †	358,183
218,000	QUALCOMM, Incorporated	8,510,720
23,000	Research In Motion Limited †	1,755,820
18,000	Sierra Wireless, Inc. †,#	320,400
57,984	SiRF Technology Holdings, Inc. †	825,112
84,000	Sonus Networks, Inc. †	472,920

		42,334,586

Computer & Peripherals — 21.9%
60,000	Apple Computer, Inc. †	2,325,000
383,000	Dell, Inc. †	13,634,800
470,000	EMC Corporation †	5,423,800
291,130	Hewlett- Packard Company	5,458,687
119,000	International Business Machines Corporation	10,203,060
66,500	Lexmark International, Inc., Class A †	5,586,665
71,000	Network Appliance, Inc. †,#	1,633,000
25,500	Novatel Wireless, Inc. †,#	599,250
183,000	Sun Microsystems, Inc. †	739,320
23,000	Synaptics Incorporated †	463,680

		46,067,262

Electronic Equipment & Instruments — 3.0%
127,000	Flextronics International Ltd. †	1,682,750
103,000	Jabil Circuit, Inc. †,#	2,369,000
315,000	Sanmina-SCI Corporation †	2,220,750

		6,272,500

Information Technology Services — 5.8%
87,000	Accenture Ltd., Class A †	2,353,350
78,000	Automatic Data Processing, Inc.	3,222,960
18,000	Cognizant Technology Solutions Corporation †	549,180
94,000	First Data Corporation	4,089,000
66,000	Paychex, Inc.	1,989,900

		12,204,390

Internet Software & Services — 3.4%
101,000	Akamai Technologies, Inc. †,#	1,419,050
115,000	Digital Insight Corporation †	1,567,450
55,000	Digital River, Inc. †	1,637,900
115,000	VeriSign, Inc. †	2,286,200
260,000	Vignette Corporation †	345,800

		7,256,400

Semiconductors & Semiconductor Equipment — 19.2%
239,000	Agere Systems, Inc., Class A †	250,950
74,000	Altera Corporation †	1,448,180
83,000	Analog Devices, Inc.	3,218,740
64,000	Applied Materials, Inc. †	1,055,360
140,000	August Technology Corporation †,#	961,800
36,000	Fairchild Semiconductor International, Inc. †	510,120
42,000	Integrated Circuit Systems, Inc. †	903,000
441,000	Intel Corporation	8,846,460
27,000	KLA-Tencor Corporation †	1,119,960
23,000	Lam Research Corporation †	503,240
50,000	Linear Technology Corporation	1,812,000
60,000	LSI Logic Corporation †,#	258,600
44,000	Marvell Technology Group Ltd. †	1,149,720
40,000	Maxim Integrated Products, Inc.	1,691,600
38,000	Microchip Technology, Incorporated	1,019,920
68,000	National Semiconductor Corporation †	1,053,320
73,000	Novellus Systems, Inc. †	1,941,070
131,000	PMC-Sierra, Inc. †	1,154,110
31,500	Rudolph Technologies, Inc. †,#	527,310
27,000	Semiconductor Manufacturing International Corporation, ADR †,#	266,760
55,000	STMicroelectronics NV, NYR #	950,400
516,924	Taiwan Semiconductor Manufacturing Company Ltd., ADR	3,690,837
173,700	Texas Instruments, Incorporated	3,696,336
299,483	United Microelectronics Corporation, ADR †,#	1,012,253
56,000	Xilinx, Inc.	1,512,000

		40,554,046

Software — 21.9%
27,000	Activision, Inc. †	374,490
34,000	Adobe Systems Incorporated	1,681,980
28,000	Altiris, Inc. †	886,200
16,000	Amdocs Limited †	349,280
63,000	BEA Systems, Inc. †	435,330
67,000	Computer Associates International, Inc.	1,762,100
39,000	Electronic Arts, Inc. †,#	1,793,610
26,000	Intuit, Inc. †	1,180,400
39,000	Macrovision Corporation †	939,120
59,000	Mercury Interactive Corporation †,#	2,057,920
584,400	Microsoft Corporation	16,158,660
842,625	Oracle Corporation †	9,504,810
111,000	Quest Software, Inc. †	1,234,320
84,000	Red Hat, Inc. †,#	1,028,160
34,000	SAP AG, ADR	1,324,300
125,000	Siebel Systems, Inc. †	942,500
44,000	Symantec Corporation †	2,414,720
123,575	VERITAS Software Corporation †	2,199,635

		46,267,535

TOTAL COMMON STOCKS (Cost $298,640,912)		201,294,529

LIMITED PARTNERSHIPS — 3.1% (Cost $14,395,523)
Technology Hardware & Equipment — 3.1%
13,000,000	Blue Stream Ventures, L.P. †, ††, **,***,(f)	4,596,189
2,175,000	New Enterprise Associates 10, L.P. †, **,***,(f)	1,782,902

		6,379,091

PREFERRED STOCKS— 0.0% (Cost $2,999,991)
Electronic Equipment & Instruments — 0.0%
326,086	Bandwidth9, Inc. †, **,***	0

Principal
Amount
CONVERTIBLE BONDS AND NOTES— 0.0% (Cost $91,750)
Communications Equipment — 0.0%
$100,000	Kestrel Solutions, Inc., 144A, 5.500% due 7/15/2005 †,**,***,†††	0

Shares
INVESTMENT COMPANY SECURITIES— 0.4% (Cost $840,375)
22,950	Nasdaq-100 Trust, Series 1 †,#	806,692

Principal
Amount
REPURCHASE AGREEMENT(e)— 2.5% (Cost $5,322,000)
$5,322,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $5,322,251 on 10/01/2004, collaterized by $4,735,000 FNMA, 6.250% maturing 05/15/2029 (value $5,433,413)	5,322,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d)— 4.3% (Cost $9,094,469)
9,094,469	State Street Navigator Securities Lending Trust - Prime Portfolio##	9,094,469

TOTAL INVESTMENTS — 105.8% (Cost $331,385,020*)		$222,896,781

(a)	All percentages are based on net assets of the Munder Future Technology Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate generally determined as of close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
(e)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(f)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2004, the Fund had total commitments to contribute $7,825,000 to various issuers when and if required.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,685,420 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $121,173,659 and net depreciation for financial reporting purposes was $108,488,239. At September 30, 2004, aggregate cost for financial reporting purposes was $331,385,020.
**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At September 30, 2004, these securities represent $6,379,091, or 3.1% of net assets.

Security	Acquisition Date	Cost
Bandwidth9, Inc.	11/01/00	$2,999,991
Blue Stream Ventures, L.P.	07/31/00	2,847,518
	10/16/00	2,847,518
	05/25/01	1,898,345
	02/13/01	1,898,345
	12/02/02	949,172
	09/24/03	1,000,000
	04/02/04	1,000,000
Kestrel Solutions, Inc.	07/20/00	91,750
New Enterprise Associates 10, L.P.	10/26/00	256,247
	01/05/01	128,123
	07/27/01	64,062
	09/26/01	128,123
	01/16/02	134,403
	04/23/02	134,403
	07/12/02	134,403
	11/12/02	134,403
	02/04/03	135,686
	07/16/03	137,266
	09/19/03	141,005
	12/10/03	141,386
	04/19/04	141,814
	08/16/04	143,301
***	Fair valued security as of September 30, 2004 (see note (c) above).
#	Security, or a portion thereof, is on loan.
##	As of September 30, 2004, the market value of the securities on loan is $8,808,364.
†	Non-income producing security.
††	Affiliated security. The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended September 30, 2004, the Fund held the following security of an affiliated company:

	Value at	Purchased		Sold		Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	9/30/04
Blue Stream Ventures, L.P.	$4,897,529	$—	—	$—	—	$4,596,189

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933.

ABBREVIATIONS:
ADR- American Depositary Receipt
FNMA- Federal National Mortgage Association
NYR- New York Registered Shares

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCKS:
United States	87.3%	$184,057,936
Taiwan	2.2	4,703,090
Canada	1.9	3,956,420
Bermuda	1.7	3,503,070
Singapore	0.8	1,682,750
Germany	0.6	1,324,300
Netherlands	0.4	950,400
Belgium	0.2	358,183
Guernsey	0.2	349,280
Cayman Islands	0.1	266,760
Israel	0.1	142,340

TOTAL COMMON STOCKS	95.5	201,294,529
LIMITED PARTNERSHIPS	3.1	6,379,091
PREFERRED STOCKS	0.0	—
INVESTMENT COMPANY SECURITIES	0.4	806,692
CONVERTIBLE BONDS AND NOTES	0.0	—
REPURCHASE AGREEMENT	2.5	5,322,000
COLLATERAL FOR SECURITIES ON LOAN	4.3	9,094,469

TOTAL INVESTMENTS	105.8%	$222,896,781

Munder Index 500 Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 97.4%

Aerospace & Defense — 2.0%
77,598	Boeing Company (The)	$4,005,609
18,500	General Dynamics Corporation	1,888,850
11,000	Goodrich Corporation	344,960
79,450	Honeywell International, Inc.	2,849,077
41,142	Lockheed Martin Corporation	2,294,901
33,120	Northrop Grumman Corporation	1,766,289
41,700	Raytheon Company	1,583,766
16,400	Rockwell Collins, Inc.	609,096
47,292	United Technologies Corporation	4,416,127

		19,758,675

Airlines — 0.1%
11,600	Delta Air Lines, Inc.	38,164
73,018	Southwest Airlines Co.	994,505

		1,032,669

Air Freight & Logistics — 1.1%
27,760	FedEx Corporation	2,378,754
6,000	Ryder System, Inc.	282,240
103,900	United Parcel Service, Inc., Class B	7,888,088

		10,549,082

Automobiles — 0.6%
169,116	Ford Motor Company	2,376,080
52,200	General Motors Corporation	2,217,456
27,300	Harley-Davidson, Inc.	1,622,712

		6,216,248

Auto Components — 0.2%
6,900	Cooper Tire & Rubber Company	139,173
13,818	Dana Corporation	244,440
51,833	Delphi Corporation	481,529
16,200	Goodyear Tire & Rubber Company †	173,988
17,600	Johnson Controls, Inc.	999,856
11,967	Visteon Corporation	95,616

		2,134,602

Beverages — 2.3%
3,500	Adolph Coors Company, Class B	237,720
74,000	Anheuser-Busch Companies, Inc.	3,696,300
11,200	Brown-Forman Corporation, Class B	512,960
224,200	Coca-Cola Company (The)	8,979,210
43,300	Coca-Cola Enterprises, Inc.	818,370
23,500	Pepsi Bottling Group, Inc. (The)	638,025
156,570	PepsiCo, Inc.	7,617,130

		22,499,715

Biotechnology — 1.3%
117,016	Amgen, Inc. †	6,632,467
18,700	Applera Corporation — Applied Biosystems Group	352,869
31,255	Biogen Idec, Inc. †	1,911,868
17,300	Chiron Corporation †	764,660
21,100	Genzyme Corporation †	1,148,051
39,800	Gilead Sciences, Inc. †	1,487,724
23,000	MedImmune, Inc. †	545,100

		12,842,739

Building Products — 0.2%
19,800	American Standard Companies, Inc. †	770,418
40,000	Masco Corporation	1,381,200

		2,151,618

Capital Markets — 2.6%
71,900	Bank of New York Company, Inc. (The)	2,097,323
9,492	Bear Stearns Companies, Inc. (The)	912,846
126,259	Charles Schwab Corporation (The)	1,160,320
34,500	E*TRADE Financial Corporation †	393,990
10,000	Federated Investors, Inc., Class B	284,400
23,000	Franklin Resources, Inc.	1,282,480
44,900	Goldman Sachs Group, Inc. (The)	4,186,476
22,100	Janus Capital Group, Inc.	300,781
25,100	Lehman Brothers Holdings, Inc.	2,000,972
39,200	Mellon Financial Corporation	1,085,448
86,800	Merrill Lynch & Co., Inc.	4,315,696
101,478	Morgan Stanley	5,002,865
20,300	Northern Trust Corporation	828,240
31,100	State Street Corporation	1,328,281
11,800	T. Rowe Price Group, Inc.	601,092

		25,781,210

Chemicals — 1.6%
21,000	Air Products & Chemicals, Inc.	1,141,980
86,776	Dow Chemical Company (The)	3,920,540
92,249	E.I. du Pont de Nemours and Company	3,948,257
7,175	Eastman Chemical Company	341,171
23,800	Ecolab, Inc.	748,272
11,450	Engelhard Corporation	324,608
4,700	Great Lakes Chemical Corporation	120,320

10,300	Hercules, Inc. †	146,775
8,700	International Flavors & Fragrances, Inc.	332,340
24,668	Monsanto Company	898,409
15,900	PPG Industries, Inc.	974,352
30,000	Praxair, Inc.	1,282,200
20,752	Rohm & Haas Company	891,713
6,412	Sigma-Aldrich Corporation	371,896

		15,442,833

Commercial Banks — 5.9%
32,650	AmSouth Bancorporation	796,660
375,868	Bank of America Corporation	16,286,360
51,200	BB&T Corporation	2,032,128
15,800	Comerica, Inc. †††	937,730
52,639	Fifth Third Bancorp	2,590,892
11,400	First Horizon National Corporation	494,304
21,242	Huntington Bancshares Incorporated	529,138
37,600	KeyCorp	1,188,160
10,800	M&T Bank Corporation	1,033,560
20,600	Marshall & Ilsley Corporation	830,180
61,200	National City Corporation	2,363,544
28,800	North Fork Bancorporation, Inc.	1,280,160
26,100	PNC Financial Services Group	1,412,010
42,677	Regions Financial Corporation	1,410,902
30,800	SouthTrust Corporation	1,283,128
33,100	SunTrust Banks, Inc.	2,330,571
28,600	Synovus Financial Corp.	747,890
173,668	U.S. Bancorp	5,019,005
121,004	Wachovia Corporation	5,681,138
156,060	Wells Fargo & Company	9,305,858
8,300	Zions Bancorporation	506,632

		58,059,950

Commercial Services & Supplies — 1.0%
29,400	Allied Waste Industries, Inc. †	260,190
17,800	Apollo Group, Inc., Apollo Education Group, Class A †	1,305,986
10,200	Avery Dennison Corporation	670,956
97,523	Cendant Corporation	2,106,497
15,800	Cintas Corporation	664,232
4,600	Deluxe Corporation	188,692
12,600	Equifax, Inc.	332,136
15,200	H&R Block, Inc.	751,184
11,000	Monster Worldwide, Inc. †	271,040
21,400	Pitney Bowes, Inc.	943,740
20,200	R.R. Donnelley & Sons Company	632,664
15,900	Robert Half International, Inc.	409,743
53,553	Waste Management, Inc.	1,464,139

		10,001,199

Communications Equipment — 2.7%
74,800	ADC Telecommunications, Inc. †	135,388
14,847	Andrew Corporation †	181,727
41,812	Avaya, Inc. †	582,859
52,600	CIENA Corporation †	104,148
624,800	Cisco Systems, Inc. †	11,308,880
18,100	Comverse Technology, Inc. †	340,823
128,829	Corning, Incorporated †	1,427,425
133,100	JDS Uniphase Corporation †	448,547
398,245	Lucent Technologies, Inc. †	1,262,437
218,341	Motorola, Inc.	3,938,872
150,400	QUALCOMM, Inc.	5,871,616
14,200	Scientific-Atlanta, Inc.	368,064
38,500	Tellabs, Inc. †	353,815

		26,324,601

Computers & Peripherals — 3.5%
35,800	Apple Computer, Inc. †	1,387,250
230,700	Dell, Inc. †	8,212,920
222,200	EMC Corporation †	2,564,188
34,400	Gateway, Inc. †	170,280
279,123	Hewlett-Packard Company	5,233,556
154,800	International Business Machines Corporation	13,272,552
12,000	Lexmark International, Inc., Class A †	1,008,120
8,700	NCR Corporation †	431,433
33,100	Network Appliance, Inc. †	761,300
8,500	QLogic Corporation †	251,685
307,400	Sun Microsystems, Inc. †	1,241,896

		34,535,180

Construction Materials — 0.0% #
9,400	Vulcan Materials Company	478,930

Construction & Engineering — 0.0% #
7,700	Fluor Corporation	342,804

Consumer Finance — 1.3%
117,200	American Express Company	6,031,112
22,300	Capital One Financial Corporation	1,647,970
118,078	MBNA Corporation	2,975,566
27,000	Providian Financial Corporation †	419,580
40,300	SLM Corporation	1,797,380

		12,871,608

Containers & Packaging — 0.2%
10,400	Ball Corporation	389,272
9,900	Bemis Company, Inc.	263,142
13,900	Pactiv Corporation †	323,175

7,769	Sealed Air Corporation †	360,093
5,140	Temple-Inland, Inc.	345,151

		1,680,833

Distributors — 0.1%
16,125	Genuine Parts Company	618,877

Diversified Financial Services — 3.7%
478,672	Citigroup, Inc.	21,119,009
329,170	J.P. Morgan Chase & Co.	13,077,924
13,640	Moody’s Corporation	999,130
29,000	Principal Financial Group, Inc.	1,043,130

		36,239,193

Diversified Telecommunication Services — 3.0%
28,466	ALLTEL Corporation	1,563,068
73,427	AT&T Corporation	1,051,475
169,200	BellSouth Corporation	4,588,704
12,500	CenturyTel, Inc.	428,000
30,600	Citizens Communications Company	409,734
167,770	Qwest Communications International, Inc. †	558,674
306,175	SBC Communications, Inc.	7,945,241
134,250	Sprint Corporation, FON Common Stock, Series 1	2,702,453
255,806	Verizon Communications, Inc.	10,073,640

		29,320,989

Electric Utilities — 1.9%
11,700	Allegheny Energy, Inc. †	186,732
18,000	Ameren Corporation	830,700
36,540	American Electric Power Company, Inc.	1,167,818
28,395	CenterPoint Energy, Inc.	294,172
16,734	Cinergy Corporation	662,666
22,300	Consolidated Edison, Inc.	937,492
16,100	DTE Energy Company	679,259
30,100	Edison International	797,951
21,000	Entergy Corporation	1,272,810
61,024	Exelon Corporation	2,238,971
30,521	FirstEnergy Corp.	1,253,803
17,100	FPL Group, Inc.	1,168,272
37,000	PG&E Corporation †	1,124,800
8,400	Pinnacle West Capital Corporation	348,600
17,500	PPL Corporation	825,650
22,850	Progress Energy, Inc.	967,469
68,200	Southern Company (The)	2,044,636
18,330	TECO Energy, Inc.	248,005
27,415	TXU Corp.	1,313,727
36,960	Xcel Energy, Inc.	640,147

		19,003,680

Electrical Equipment — 0.4%
18,500	American Power Conversion Corporation	321,715
8,800	Cooper Industries Ltd.	519,200
38,800	Emerson Electric Co.	2,401,332
7,700	Power-One, Inc. †	49,896
17,000	Rockwell Automation, Inc.	657,900

		3,950,043

Electronic Equipment & Instruments — 0.3%
44,849	Agilent Technologies, Inc. †	967,393
18,600	Jabil Circuit, Inc. †	427,800
17,500	Molex Incorporated	521,850
48,200	Sanmina-SCI Corporation †	339,810
88,900	Solectron Corporation †	440,055
22,150	Symbol Technologies, Inc.	279,976
8,500	Tektronix, Inc.	282,625

		3,259,509

Energy Equipment & Services — 1.0%
30,820	Baker Hughes Incorporated	1,347,450
14,900	BJ Services Company	780,909
40,800	Halliburton Company	1,374,552
13,700	Nabors Industries Ltd. †	648,695
12,400	Noble Corporation †	557,380
9,900	Rowan Companies, Inc. †	261,360
54,530	Schlumberger Limited	3,670,414
29,615	Transocean, Inc. †	1,059,625

		9,700,385

Food & Staples Retailing — 3.3%
33,993	Albertson’s, Inc.	813,452
42,634	Costco Wholesale Corporation	1,771,869
36,882	CVS Corporation	1,553,839
68,300	Kroger Co. (The) †	1,060,016
41,300	Safeway, Inc. †	797,503
12,600	SUPERVALU, Inc.	347,130
59,100	Sysco Corporation	1,768,272
392,100	Wal-Mart Stores, Inc.	20,859,720
94,700	Walgreen Co.	3,393,101
13,100	Winn-Dixie Stores, Inc.	40,479

		32,405,381

Food Products — 1.2%
60,112	Archer-Daniels-Midland Company	1,020,702
37,900	Campbell Soup Company	996,391
48,850	ConAgra Foods, Inc.	1,255,933
35,100	General Mills, Inc.	1,575,990
32,300	H.J. Heinz Company	1,163,446
22,800	Hershey Foods Corporation	1,064,988

38,200	Kellogg Company	1,629,612
12,700	McCormick & Company, Incorporated	436,118
73,300	Sara Lee Corporation	1,675,638
20,800	Wm. Wrigley Jr. Company	1,316,848

		12,135,666

Gas Utilities — 0.1%
14,800	KeySpan Corporation	580,160
4,100	Nicor, Inc.	150,470
24,352	NiSource, Inc.	511,635
3,500	Peoples Energy Corporation	145,880

		1,388,145

Health Care Equipment & Supplies — 2.3%
4,900	Bausch & Lomb, Inc.	325,605
56,800	Baxter International, Inc.	1,826,688
23,200	Becton, Dickinson and Company	1,199,440
23,500	Biomet, Inc.	1,101,680
77,800	Boston Scientific Corporation †	3,090,994
9,700	C.R. Bard, Inc.	549,311
10,600	Fisher Scientific International Inc. †	618,298
29,100	Guidant Corporation	1,921,764
14,390	Hospira, Inc. †	440,334
111,800	Medtronic, Inc.	5,802,420
4,600	Millipore Corporation †	220,110
11,800	PerkinElmer, Inc.	203,196
16,400	St. Jude Medical, Inc. †	1,234,428
37,100	Stryker Corporation	1,783,768
15,100	Thermo Electron Corporation †	408,002
10,900	Waters Corporation †	480,690
22,644	Zimmer Holdings, Inc. †	1,789,782

		22,996,510

Health Care Providers & Services — 2.0%
14,214	Aetna, Inc.	1,420,405
10,400	AmerisourceBergen Corporation	558,584
12,880	Anthem, Inc. †	1,123,780
39,811	Cardinal Health, Inc.	1,742,527
43,100	Caremark Rx, Inc. †	1,382,217
12,700	CIGNA Corporation	884,301
7,200	Express Scripts, Inc. †	470,448
44,577	HCA, Inc.	1,700,613
22,500	Health Management Associates, Inc., Class A	459,675
14,700	Humana, Inc. †	293,706
21,580	IMS Health, Inc.	516,194
8,050	Manor Care, Inc.	241,178
27,147	McKesson Corporation	696,321
25,097	Medco Health Solutions, Inc. †	775,497
9,400	Quest Diagnostics, Inc.	829,268
43,050	Tenet Healthcare Corporation †	464,509
61,400	UnitedHealth Group, Inc.	4,527,636
14,500	WellPoint Health Networks, Inc. †	1,523,805

		19,610,664

Hotels, Restaurants & Leisure — 1.4%
58,500	Carnival Corporation	2,766,465
14,600	Darden Restaurants, Inc.	340,472
10,300	Harrah’s Entertainment, Inc.	545,694
35,600	Hilton Hotels Corporation	670,704
31,800	International Game Technology	1,143,210
21,200	Marriott International, Inc., Class A	1,101,552
116,100	McDonald’s Corporation	3,254,283
36,700	Starbucks Corporation †	1,668,382
19,200	Starwood Hotels & Resorts Worldwide, Inc.	891,264
10,500	Wendy’s International, Inc.	352,800
26,880	YUM! Brands, Inc.	1,092,941

		13,827,767

Household Durables — 0.5%
7,400	Black & Decker Corporation	573,056
11,400	Centex Corporation	575,244
13,300	Fortune Brands, Inc.	985,397
4,300	KB Home	363,307
17,700	Leggett & Platt, Incorporated	497,370
7,300	Maytag Corporation	134,101
25,397	Newell Rubbermaid, Inc.	508,956
11,718	Pulte Homes, Inc.	719,134
5,350	Snap-On, Inc.	147,446
7,600	Stanley Works (The)	323,228
6,100	Whirlpool Corporation	366,549

		5,193,788

Household Products — 1.9%
19,724	Clorox Company	1,051,289
49,100	Colgate-Palmolive Company	2,218,338
45,694	Kimberly-Clark Corporation	2,951,376
234,900	Procter & Gamble Company (The)	12,712,788

		18,933,791

Industrial Conglomerates — 4.6%
72,300	3M Company	5,781,831
975,700	General Electric Company	32,764,006
12,800	Textron, Inc.	822,656
185,666	Tyco International Ltd.	5,692,520

		45,061,013

Information Technology Services — 1.1%
11,800	Affiliated Computer Services, Inc., Class A †	656,906
54,000	Automatic Data Processing, Inc.	2,231,280

17,400	Computer Sciences Corporation †	819,540
13,200	Convergys Corporation †	177,276
47,300	Electronic Data Systems Corporation	917,147
79,229	First Data Corporation	3,446,461
18,000	Fiserv, Inc. †	627,480
34,950	Paychex, Inc.	1,053,743
12,707	Sabre Holdings Corporation, Class A	311,703
26,700	SunGard Data Systems, Inc. †	634,659
30,900	Unisys Corporation †	318,888

		11,195,083

Insurance — 4.5%
26,200	ACE Ltd.	1,049,572
46,900	AFLAC Incorporated	1,838,949
64,020	Allstate Corporation (The)	3,072,320
10,050	Ambac Financial Group, Inc.	803,498
240,778	American International Group, Inc.	16,370,496
29,225	Aon Corporation	839,926
17,699	Chubb Corporation	1,243,886
15,505	Cincinnati Financial Corporation	639,116
27,100	Hartford Financial Services Group, Inc.	1,678,303
12,625	Jefferson-Pilot Corporation	626,958
16,300	Lincoln National Corporation	766,100
17,100	Loews Corporation	1,000,350
48,100	Marsh & McLennan Companies, Inc.	2,201,056
13,200	MBIA, Inc.	768,372
69,300	MetLife, Inc.	2,678,445
20,100	Progressive Corporation (The)	1,703,475
48,000	Prudential Financial, Inc.	2,257,920
11,600	SAFECO Corporation	529,540
61,834	St. Paul Travelers Companies, Inc.	2,044,232
10,100	Torchmark Corporation	537,118
27,396	UnumProvident Corporation	429,843
12,750	XL Capital Ltd., Class A	943,372

		44,022,847

Internet & Catalog Retail — 0.6%
61,100	eBay, Inc. †	5,617,534

Internet Software & Services — 0.4%
125,700	Yahoo! Inc. †	4,262,487

Leisure Equipment & Products — 0.2%
8,800	Brunswick Corporation	402,688
26,500	Eastman Kodak Company	853,830
16,350	Hasbro, Inc.	307,380
38,311	Mattel, Inc.	694,578

		2,258,476

Machinery — 1.4%
31,700	Caterpillar, Inc.	2,550,265
5,475	Crane Company	158,337
4,100	Cummins, Inc.	302,949
28,500	Danaher Corporation	1,461,480
22,900	Deere & Company	1,478,195
18,800	Dover Corporation	730,756
14,000	Eaton Corporation	887,740
27,979	Illinois Tool Works, Inc.	2,606,803
16,050	Ingersoll-Rand Company Limited, Class A	1,090,919
8,500	ITT Industries, Inc.	679,915
6,480	Navistar International Corporation †	240,991
16,040	PACCAR, Inc.	1,108,685
11,533	Pall Corporation	282,328
11,050	Parker-Hannifin Corporation	650,403

		14,229,766

Media — 3.3%
54,563	Clear Channel Communications, Inc.	1,700,729
206,538	Comcast Corporation, Class A †	5,832,633
7,600	Dow Jones & Company, Inc.	308,636
24,600	Gannett Co., Inc.	2,060,496
39,000	Interpublic Group of Companies, Inc. †	413,010
7,200	Knight-Ridder, Inc.	471,240
17,600	McGraw-Hill Companies, Inc.	1,402,544
4,600	Meredith Corporation	236,348
13,600	New York Times Company (The), Class A	531,760
17,300	Omnicom Group, Inc.	1,263,938
422,550	Time Warner, Inc. †	6,819,957
29,450	Tribune Company	1,211,867
29,760	Univision Communications, Inc., Class A †	940,714
160,366	Viacom, Inc., Class B	5,381,883
189,908	Walt Disney Company (The)	4,282,425

		32,858,180

Metals & Mining — 0.8%
80,336	Alcoa, Inc.	2,698,486
8,813	Allegheny Technologies, Inc.	160,837
16,400	Freeport-McMoRan Copper & Gold, Inc., Class B	664,200
41,005	Newmont Mining Corporation	1,866,958
7,300	Nucor Corporation	667,001
8,715	Phelps Dodge Corporation	802,041
10,440	United States Steel Corporation	392,753
8,025	Worthington Industries, Inc.	171,334

		7,423,610

Multiline Retail — 1.0%
10,680	Big Lots, Inc. †	130,616
7,700	Dillard’s, Inc., Class A	151,998
30,381	Dollar General Corporation	612,177
15,600	Family Dollar Stores, Inc.	422,760
16,600	Federated Department Stores, Inc.	754,138
26,600	J.C. Penney Company, Inc.	938,448
31,600	Kohl’s Corporation †	1,522,804
26,950	May Department Stores Company	690,729
13,000	Nordstrom, Inc.	497,120
19,600	Sears, Roebuck & Co.	781,060
83,500	Target Corporation	3,778,375

		10,280,225

Multi-Utilities & Unregulated Power — 0.7%
59,700	AES Corporation (The) †	596,403
41,000	Calpine Corporation †	118,900
14,900	CMS Energy Corporation †	141,848
16,250	Constellation Energy Group, Inc.	647,400
30,501	Dominion Resources, Inc.	1,990,190
86,640	Duke Energy Corporation	1,983,190
35,100	Dynegy, Inc., Class A †	175,149
21,900	Public Service Enterprise Group, Inc.	932,940
21,428	Sempra Energy	775,479

		7,361,499

Office Electronics — 0.1%
77,500	Xerox Corporation †	1,091,200

Oil & Gas — 6.2%
8,400	Amerada Hess Corporation	747,600
23,120	Anadarko Petroleum Corporation	1,534,243
30,152	Apache Corporation	1,510,917
6,600	Ashland, Inc.	370,128
36,530	Burlington Resources, Inc.	1,490,424
196,822	ChevronTexaco Corporation	10,557,532
63,639	ConocoPhillips	5,272,491
22,372	Devon Energy Corporation	1,588,636
59,270	El Paso Corporation	544,691
10,900	EOG Resources, Inc.	717,765
601,196	Exxon Mobil Corporation	29,055,803
13,937	Kerr-McGee Corporation	797,893
11,400	Kinder Morgan, Inc.	716,148
32,000	Marathon Oil Corporation	1,320,960
36,200	Occidental Petroleum Corporation	2,024,666
7,000	Sunoco, Inc.	517,860
24,500	Unocal Corporation	1,053,500
48,227	Williams Companies, Inc.	583,547
11,800	Valero Energy Corporation	946,478

		61,351,282

Paper & Forest Products — 0.5%
23,860	Georgia-Pacific Group	857,767
44,909	International Paper Company	1,814,773
10,100	Louisiana-Pacific Corporation	262,095
18,648	MeadWestvaco Corporation	594,871
22,100	Weyerhaeuser Company	1,469,208

		4,998,714

Personal Products — 0.6%
8,350	Alberto-Culver Company	363,058
43,700	Avon Products, Inc.	1,908,816
92,620	Gillette Company	3,865,959

		6,137,833

Pharmaceuticals — 7.2%
144,300	Abbott Laboratories	6,112,548
12,200	Allergan, Inc.	885,110
179,740	Bristol-Myers Squibb Company	4,254,446
104,500	Eli Lilly and Company	6,275,225
34,200	Forest Laboratories, Inc. †	1,538,316
274,251	Johnson & Johnson	15,448,559
22,283	King Pharmaceuticals, Inc. †	266,059
205,000	Merck & Co., Inc.	6,765,000
24,800	Mylan Laboratories, Inc.	446,400
697,795	Pfizer, Inc.	21,352,527
136,100	Schering-Plough Corporation	2,594,066
10,100	Watson Pharmaceuticals, Inc. †	297,546
123,300	Wyeth	4,611,420

		70,847,222

Real Estate — 0.4%
8,700	Apartment Investment & Management Company, Class A, REIT	302,586
37,200	Equity Office Properties Trust, REIT	1,013,700
25,900	Equity Residential, REIT	802,900
16,900	Plum Creek Timber Company, Inc., REIT	592,007
16,800	ProLogis, REIT	592,032
19,200	Simon Property Group, Inc., REIT	1,029,696

		4,332,921

Road & Rail — 0.5%
34,389	Burlington Northern Santa Fe Corporation	1,317,443

19,900	CSX Corporation	660,680
36,400	Norfolk Southern Corporation	1,082,536
24,000	Union Pacific Corporation	1,406,400

		4,467,059

Semiconductors & Semiconductor Equipment — 2.8%
32,800	Advanced Micro Devices, Inc. †	426,400
34,400	Altera Corporation †	673,208
35,000	Analog Devices, Inc.	1,357,300
156,900	Applied Materials, Inc. †	2,587,281
28,900	Applied Micro Circuits Corporation †	90,457
29,800	Broadcom Corporation, Class A †	813,242
592,800	Intel Corporation	11,891,568
18,100	KLA-Tencor Corporation †	750,788
28,400	Linear Technology Corporation	1,029,216
35,600	LSI Logic Corporation †	153,436
29,999	Maxim Integrated Products, Inc.	1,268,658
56,500	Micron Technology, Inc. †	679,695
33,100	National Semiconductor Corporation †	512,719
13,200	Novellus Systems, Inc. †	350,988
15,400	NVIDIA Corporation †	223,608
16,400	PMC-Sierra, Inc. †	144,484
17,900	Teradyne, Inc. †	239,860
160,000	Texas Instruments, Inc.	3,404,800
32,100	Xilinx, Inc.	866,700

		27,464,408

Software — 4.4%
22,200	Adobe Systems Incorporated	1,098,234
10,500	Autodesk, Inc.	510,615
20,657	BMC Software, Inc. †	326,587
15,600	Citrix Systems, Inc. †	273,312
54,075	Computer Associates International, Inc.	1,422,173
35,700	Compuware Corporation †	183,855
28,100	Electronic Arts, Inc. †	1,292,319
17,700	Intuit, Inc. †	803,580
8,600	Mercury Interactive Corporation †	299,968
1,004,800	Microsoft Corporation	27,782,720
35,700	Novell, Inc. †	225,267
477,800	Oracle Corporation †	5,389,584
24,900	Parametric Technology Corporation †	131,472
33,887	PeopleSoft, Inc. †	672,657
46,700	Siebel Systems, Inc. †	352,118
29,100	Symantec Corporation †	1,597,008
40,000	VERITAS Software Corporation †	712,000

		43,073,469

Specialty Retail — 2.4%
24,600	AutoNation, Inc. †	420,168
7,700	AutoZone, Inc. †	594,825
27,800	Bed Bath & Beyond, Inc. †	1,031,658
30,050	Best Buy Co., Inc.	1,629,912
8,100	Boise Cascade Corporation	269,568
18,400	Circuit City Stores, Inc.	282,256
83,487	Gap, Inc. (The)	1,561,207
202,919	Home Depot, Inc. (The)	7,954,425
43,664	Limited Brands, Inc.	973,270
72,040	Lowe’s Companies, Inc.	3,915,374
29,000	Office Depot, Inc. †	435,870
14,800	RadioShack Corporation	423,872
13,200	Sherwin-Williams Company (The)	580,272
45,950	Staples, Inc.	1,370,229
13,500	Tiffany & Co.	414,990
45,200	TJX Companies, Inc.	996,208
19,750	Toys R Us, Inc. †	350,365

		23,204,469

Textiles, Apparel & Luxury Goods — 0.4%
17,400	Coach, Inc. †	738,108
11,500	Jones Apparel Group, Inc.	411,700
10,000	Liz Claiborne, Inc.	377,200
24,300	NIKE, Inc., Class B	1,914,840
5,500	Reebok International Ltd.	201,960
10,200	V.F. Corporation	504,390

		4,148,198

Thrifts & Mortgage Finance — 1.8%
52,000	Countrywide Financial Corporation	2,048,280
63,500	Federal Home Loan Mortgage Corporation	4,142,740
89,400	Federal National Mortgage Association	5,667,960
14,100	Golden West Financial Corporation	1,564,395
9,100	MGIC Investment Corporation	605,605
31,700	Sovereign Bancorp, Inc.	691,694
80,646	Washington Mutual, Inc.	3,151,646

		17,872,320

Tobacco — 1.1%
189,600	Altria Group, Inc.	8,918,784
13,700	Reynolds American Inc.	932,148
15,300	UST, Inc.	615,978

		10,466,910

Trading Companies & Distributors — 0.1%
8,400	W.W. Grainger, Inc.	484,260

Wireless Telecommunication Services — 0.6%
252,213	AT&T Wireless Services, Inc. †	3,727,708
102,900	Nextel Communications, Inc., Class A †	2,453,136

		6,180,844

TOTAL COMMON STOCKS
(Cost $682,294,209)		961,980,713

Principal
Amount
U.S. TREASURY BILL — 0.4%
(Cost $4,172,918)

$4,200,000	1.661% due 02/17/2005 **,††	4,172,918

REPURCHASE AGREEMENT (c) — 0.7%
(Cost $6,460,000)

6,460,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $6,460,305 on 10/01/2004, collateralized by $5,745,000 FNMA, 6.250% maturing 05/15/2029 (value $6,592,388)	6,460,000

TOTAL INVESTMENTS — 98.5%
(Cost $692,927,127*)		$972,613,631

(a)	All percentages are based on net assets of the Munder Index 500 Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the sellers repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $354,252,677 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $74,566,173 and net appreciation for financial reporting purposes was $279,686,504. At September 30, 2004, aggregate cost for financial purposes was $692,927,127.
**	Security pledged as collateral for futures contracts.
#	Amount represents less than 0.1% of net assets.
†	Non-income producing security.
††	Rate represents annualized yield at date of purchase.
†††	Affiliated security. The term “affiliate” includes companies with control over the Fund’s advisor. At, or during the period ended September 30, 2004, the Fund held the following affiliated securities:

	Value at	Purchased		Sold		Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	9/30/04
Comerica, Inc.	$905,520	$—	—	$42,511	700	$937,730

ABBREVIATIONS:
FNMA — REIT —	Federal National Mortgage Association Real Estate Investment Trust

Munder Intermediate Bond Fund
      Portfolio of Investments, September 30, 2004 (Unaudited)(a)

Principal
Amount				Value (b)
ASSET-BACKED SECURITIES — 12.9%
	Auto Loan — 2.6%
		$3,200,000	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$3,172,105
		5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,978,728
		2,450,281	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	2,440,528

				10,591,361

	Credit Card — 4.8%
		5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	5,043,992
		1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,616,758
		1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 4.310% due 03/15/2011†, **	1,384,251
		3,342,000	Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8, 4.100% due 12/07/2006	3,355,672
		2,400,000	Discover Card Master Trust I, Series 2003-3, Class A, 1.960% due 09/15/2012†	2,412,498
			MBNA Credit Card Master Note Trust:
		2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,107,382
		3,500,000	Series 2002-C5, Class C5, 4.050% due 01/15/2008	3,538,728

				19,459,281

	Home Equity Loans — 0.3%
		1,288,898	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	1,288,118

	Student Loans — 0.5%
		1,763,288	SLM Student Loan Trust, Series 1997-1, Class A2, 2.310% due 01/25/2010†	1,773,750

	Time Share Receivables — 0.3%
		1,305,382	Marriott Vacation Club Owner Trust, Series 2000-1A, Class B, 144A, 7.050% due 09/20/2017, MTN, ††	1,350,896

	Utilities — 1.4%
		1,415,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,480,597
		4,092,519	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	4,301,592

				5,782,189

	Other — 3.0%
			AIG Credit Premium Finance Master Trust:
		2,000,000	Series 2002-1, Class A, 1.960% due 12/15/2006†	2,001,250
		3,540,000	Series 2003-1, Class A, 2.060% due 11/15/2007†	3,542,166
		4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 1.860% due 04/15/2008†	4,786,475
		1,767,862	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 2.130% due 03/25/2033†	1,767,763

				12,097,654

TOTAL ASSET-BACKED SECURITIES
(Cost	$52,001,394)			52,343,249

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 3.1%
		3,297,898	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	3,578,552
		1,915,000	First Union National Bank- Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	2,138,563
		2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	2,074,183
		2,000,000	Mach One LLC, Series 2004-1A, Class F, 144A, 6.367% due 05/28/2040†, ††	2,068,125
		3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.989% due 06/15/2035	2,872,009

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost	$12,865,251)			12,731,432

CORPORATE BONDS AND NOTES - 39.9%
Financials — 29.4%
2,585,000	American Express Credit Corporation, 3.000% due 05/16/2008	2,540,776
2,570,000	Associates Corporation of North America, 8.250% due 10/15/2004, MTN	2,574,490
2,000,000	Banco Mercantil Del Norte SA, 5.875% (becomes variable February 2009) due 02/17/2014 144A, (f), ††	2,000,000
1,195,000	Capital One Bank, 5.750% due 09/15/2010	1,273,945
716,480	Chevron Corporation Profit Sharing, 8.110% due 12/01/2004	722,971
2,000,000	City National Corporation, 5.125% due 02/15/2013	2,013,012
2,000,000	Countrywide Home Loans, Inc., 5.625% due 07/15/2009, MTN, **	2,129,044
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,373,790
	Ford Motor Credit Company:
1,700,000	6.500% due 02/15/2006	1,762,823
905,000	7.000% due 10/01/2013**	956,846
6,500,000	General Electric Capital Corporation, 7.375% due 01/19/2010, MTN	7,490,756
4,020,000	General Motors Acceptance Corporation, 5.625% due 05/15/2009	4,098,052
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,671,273
3,000,000	Independence Community Bank Corporation, 3.750% (becomes variable April 2009) due 04/01/2014	2,914,197
5,000,000	Inter-American Development Bank, 7.375% due 01/15/2010	5,888,805
	International Lease Finance Corporation:
2,650,000	3.300% due 01/23/2008, MTN	2,622,382
3,435,000	5.875% due 05/01/2013	3,653,198
3,000,000	Jackson National Life Insurance Company, 144A, 5.250% due 03/15/2007, MTN, ††	3,156,585
5,000,000	Key Bank National Association, 5.800% due 07/01/2014, MTN	5,352,650
3,365,000	Landesbank Baden-Wurttemberg, 6.350% due 04/01/2012, MTN, **	3,822,044
2,100,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,152,361
5,935,000	National Rural Utilities Cooperative Finance Corporation, 5.540% due 12/15/2005, MTN	6,115,454
1,500,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	1,582,951
2,000,000	Pemex Finance, Ltd., 9.690% due 08/15/2009	2,290,580
5,425,000	Protective Life Secured Trust, 3.700% due 11/24/2008, MTN	5,437,505
1,750,000	RBS Capital Trust I, 4.709% (becomes variable June 2013) due 12/29/2049	1,692,644
	SLM Corporation:
2,085,000	1.780% due 01/25/2007, MTN, †	2,086,362
4,825,000	3.625% due 03/17/2008, MTN, **	4,852,531
5,000,000	SunAmerica Institutional, 5.750% due 02/16/2009, MTN	5,351,550
800,000	Suntrust Bank, 5.450% due 12/01/2017, MTN	826,910
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,633,097
4,900,000	The Goldman Sachs Group, Inc., 5.250% due 10/15/2013	4,933,658
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,123,416
5,000,000	UBS Preferred Funding Trust II, 7.247% (becomes variable June 2011) due 06/29/2049**	5,711,380
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,950,446
2,500,000	Washington Mutual Bank FA, 2.010% due 07/25/2006, MTN, †, **	2,512,067
2,510,000	Westdeutsche Landesbank, 6.050% due 01/15/2009	2,712,642

		118,983,193

Industrials — 8.9%
2,000,000	American Standard, Inc., 7.375% due 02/01/2008	2,185,000
3,553,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	4,377,481
3,250,000	British Telecommunications PLC, 8.375% due 12/15/2010	3,919,029
640,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	775,034
3,000,000	CVS Corporation, 144A, 4.000% due 09/15/2009††	3,001,269
2,000,000	DaimlerChrysler North American Holdings, 4.750% due 01/15/2008	2,059,762
3,000,000	France Telecom SA, 8.500% due 03/01/2011†	3,591,240
3,000,000	Pulte Homes, Inc., 5.250% due 01/15/2014	2,987,061
3,750,000	Telecom Italia Capital, 144A, 5.250% due 11/15/2013, MTN, ††	3,820,751
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,768,997
5,000,000	Union Texas Petroleum Holdings, Inc., (MAPS), 7.000% due 04/15/2008	5,561,050

		36,046,674

	Utilities — 1.6%
		1,000,000	Constellation Energy Group, Inc., 6.125% due 09/01/2009**	1,086,802
		2,000,000	FirstEnergy Corporation, Series B, 6.450% due 11/15/2011	2,181,740
		3,500,000	Virginia Electric and Power Company, 4.100% due 12/15/2008	3,476,795

				6,745,337

TOTAL CORPORATE BONDS AND NOTES
(Cost	$156,970,055)			161,775,204

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.4%
	Federal Home Loan Bank (FHLB) — 3.4%
			FHLB:
		4,300,000	4.125% due 11/15/2004	4,311,511
		2,165,000	5.125% due 03/06/2006**	2,242,998
		1,455,000	4.500% due 11/15/2012	1,463,288
		6,000,000	3.875% due 06/14/2013**	5,746,950

				13,764,747

	Federal Home Loan Mortgage Corporation (FHLMC) — 7.5%
			FHLMC:
		7,200,000	3.875% due 02/15/2005	7,252,308
		5,000,000	4.250% due 06/15/2005	5,070,020
		705,000	2.375% due 04/15/2006**	702,423
		1,000,000	2.375% due 02/15/2007	986,836
		8,000,000	4.875% due 03/15/2007**	8,357,088
		3,550,000	5.625% due 03/15/2011	3,852,038
		2,145,000	4.500% due 07/15/2013	2,146,353
		2,000,000	4.875% due 11/15/2013	2,048,734

				30,415,800

	Federal National Mortgage Association (FNMA) — 7.0%
			FNMA:
		2,300,000	5.500% due 02/15/2006**	2,391,614
		5,600,000	2.125% due 04/15/2006**	5,563,695
		3,600,000	5.250% due 04/15/2007**	3,795,106
		5,375,000	3.375% due 12/15/2008**	5,333,709
		625,000	7.125% due 06/15/2010**	725,109
		4,515,000	5.500% due 03/15/2011**	4,860,926
		2,650,000	4.375% due 03/15/2013**	2,635,401
		3,000,000	4.125% due 04/15/2014**	2,889,861

				28,195,421

	Government Agency Debentures — 1.5%
		6,000,000	Tennessee Valley Authority, 6.375% due 06/15/2005	6,173,820

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost	$78,260,091)			78,549,788

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 13.6%
	Collateralized Mortgage Obligations (CMO) — 7.7%
			FHLMC:
		7,850,000	Series 1650 Class J, 6.500% due 06/15/2023	8,156,650
		1,155,071	Series 1669 Class G, 6.500% due 02/15/2023	1,165,113
		4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,067,850
		8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,163,712
		4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,603,733
		4,932,183	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	4,965,163

				31,122,221

	Federal Home Loan Mortgage Corporation (FHLMC) — 0.3%
			FHLMC:
		324,331	Pool #A00813, 9.000% due 10/01/2020	351,516
		135,372	Pool #D88313, 8.000% due 03/01/2028	147,681
		46,750	Pool #E61740, 9.000% due 04/01/2010	48,063
		545,650	Pool #F70013, Gold, 7.000% due 12/01/2011	579,016

				1,126,276

	Federal National Mortgage Association (FNMA) — 4.9%
			FNMA:
		327,943	Pool #070225, 7.500% due 08/01/2018	352,686
		696,783	Pool #250550, 6.500% due 05/01/2026	733,765
		1,382,150	Pool #251518, 6.000% due 02/01/2013	1,452,648
		1,691,781	Pool #251760, 6.000% due 06/01/2013	1,778,407
		1,445,876	Pool #323406, 5.995% due 11/01/2008	1,554,493
		1,953,128	Pool #385677, 4.680% due 12/01/2012	1,992,061
		482,772	Pool #490365, 5.759% due 12/01/2028†	496,261
		2,939,307	Pool #555290, 4.894% due 02/01/2013	3,023,745
		8,166,208	Pool #780620, 5.500% due 05/01/2034	8,292,234

				19,676,300

	Government National Mortgage Association (GNMA) — 0.7%
			GNMA:
		230,328	Pool #780077, 8.000% due 03/15/2025	253,370
		2,626,006	Pool #781008, 6.000% due 03/15/2029	2,732,879

				2,986,249

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost	$53,931,450)			54,911,046

U.S. TREASURY OBLIGATIONS — 8.7%
	U.S. Treasury Bond — 2.3%
		7,400,000	7.500% due 11/15/2016**	9,509,866

	U.S. Treasury Notes — 6.4%
		1,500,000	2.250% due 02/15/2007**	1,484,004
		7,800,000	3.125% due 10/15/2008**	7,788,424
		7,100,000	4.250% due 08/15/2014**	7,174,330
		1,000,000	4.250% due 11/15/2013**	1,012,891
		3,250,000	4.750% due 05/15/2014**	3,411,486
		700,000	5.000% due 08/15/2011**	752,309
		4,000,000	6.500% due 08/15/2005**	4,149,376

				25,772,820

TOTAL U.S. TREASURY OBLIGATIONS
(Cost	$35,337,760)			35,282,686

REPURCHASE AGREEMENT(c) — 1.4%
(Cost $5,702,000)
		5,702,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $5,702,269 on 10/01/2004, collateralized by $5,070,000 FNMA, 6.250% maturing 05/15/2029 (value $5,817,825)	5,702,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 20.3%
(Cost	$82,163,406)
		82,163,406	State Street Navigator Securities Lending Trust — Prime Portfolio (e)	82,163,406

TOTAL INVESTMENTS — 119.3%
(Cost	$477,231,407*)			$483,458,811

(a)	All percentages are based on net assets of the Munder Intermediate Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
(e)	As of September 30, 2004, the market value of securities on loan is $80,289,424.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has not been deemed to be liquid. This security may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities and does not have the right to demand that such securities be registered. At September 30, 2004, this security represents $2,000,000 or 0.5% of net assets.

Security	Acquisition Date	Cost
Banco Mercantil Del Norte SA,
5.875%, due 02/17/2014	02/10/2004	$1,991,636
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,371,442 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,144,038 and net appreciation for financial reporting purposes was $6,227,404. At September 30, 2004, aggregate cost for financial reporting purposes was $477,231,407.
**	Security, or a portion thereof is on loan.
†	Variable rate security. The interest rate shown reflects the rate currently in effect.
††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS: MAPS — Mandatory Putable Remarkable Securities MTN — Medium Term Note

Munder International Bond Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

	Principal
	Amount #		Value (c)
FOREIGN BONDS AND NOTES — 86.1%
Austria — 8.6%
	Government — 8.6%
		Republic of Austria:
EUR	750,000	4.300% due 07/15/2014	$949,917
	1,020,000	4.300% due 07/15/2014	1,291,886
	1,100,000	4.650% due 01/15/2018	1,417,792
JPY	150,000,000	4.500% due 09/28/2005	1,420,121

			5,079,716

Belgium — 2.9%
	Government — 2.9%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,044,681
	460,000	5.500% due 03/28/2028	639,536

			1,684,217

Canada — 4.6%
	Government — 4.6%
CAD	1,500,000	Government of Canada,
		5.500% due 06/01/2010	1,263,936
JPY	154,000,000	Province of Quebec,
		1.600% due 05/09/2013	1,421,645

			2,685,581

Cayman Islands — 3.0%
	Corporate — 3.0%
JPY	195,000,000	AIG SunAmerica Institutional Funding II, MTN,
		1.200% due 01/26/2005	1,775,357

Denmark — 1.1%
	Government — 1.1%
DKK	3,750,000	Kingdom of Denmark,
		4.000% due 08/15/2008	643,253

Finland — 1.7%
	Government — 1.7%
EUR	750,000	Republic of Finland,
		5.000% due 04/25/2009	1,000,000

France — 2.2%
	Government — 2.2%
EUR	935,000	Republic of France,
		5.500% due 04/25/2010	1,281,827

Germany — 12.7%
	Corporate — 8.0%
JPY	189,000,000	Bayerische Landesbank, MTN,
		1.400% due 04/22/2013	1,715,973
		KfW Bankengruppe:
EUR	1,000,000	3.000% due 11/15/2007	1,243,512
	530,000	3.125% due 11/15/2006, MTN	664,826
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN,
		0.650% due 09/30/2008	1,114,849
	Government — 4.7%

		Federal Republic of Germany:
EUR	670,000	5.000% due 01/04/2012	899,155
	225,000	5.250% due 07/04/2010	304,908
	1,105,000	5.500% due 01/04/2031	1,552,715

			7,495,938

Greece — 1.1%
	Government — 1.1%
EUR	500,000	Republic of Greece,
		4.500% due 05/20/2014	635,427

Italy — 4.2%
	Government — 4.2%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	638,197
	750,000	5.000% due 02/01/2012	1,002,086
JPY	95,000,000	0.650% due 03/20/2009	866,077

			2,506,360

Japan — 12.5%
	Government — 12.5%
JPY	175,000,000	Development Bank of Japan, Global Bond,
		1.750% due 06/21/2010	1,673,170
		Government of Japan:
	210,000,000	0.600% due 09/20/2008	1,917,011
	210,000,000	1.400% due 06/20/2011	1,961,348
	203,000,000	Japan Financial Corporation,
		1.350% due 11/26/2013	1,833,376

			7,384,905

Netherlands — 7.5%
	Corporate — 3.2%
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN,
		4.375% due 07/04/2013	1,272,280
	500,000	Diageo Capital BV, MTN,
		3.875% due 01/06/2009	627,068
	Government — 4.3%
		Kingdom of Netherlands:
	1,120,000	2.750% due 01/15/2009	1,366,576
	845,000	5.500% due 01/15/2028	1,179,707

			4,445,631

Portugal — 2.1%
	Government — 2.1%
EUR	1,015,000	Republic of Portugal,
		3.250% due 07/15/2008	1,266,048

South Africa — 2.2%
	Government — 2.2%
EUR	500,000	Republic of South Africa,
		5.250% due 05/16/2013	626,525
	500,000	Republic of South Africa, MTN,
		7.000% due 04/10/2008	684,949

			1,311,474

Spain — 5.0%
	Corporate — 2.8%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA,
		5.750% due 09/27/2010	1,656,450
	Government — 2.2%
	1,015,000	Government of Spain,
		3.600% due 01/31/2009	1,280,579

			2,937,029

Supranational — 7.9%
	Government — 7.9%
		European Investment Bank:
EUR	400,000	3.875% due 04/15/2005	501,064
	750,000	4.625% due 04/15/2020	947,834
	865,000	5.625% due 10/15/2010	1,196,237
GBP	375,000	4.500% due 01/14/2013	648,794
JPY	150,000,000	International Bank for Reconstruction & Development,
		4.750% due 12/20/2004	1,374,377

			4,668,306

Sweden — 1.7%
	Government — 1.7%
SEK	6,500,000	Government of Sweden,
		8.000% due 08/15/2007	1,005,640

United Kingdom — 5.1%
	Corporate — 3.2%
GBP	520,000	AIG SunAmerica Institutional Funding III Ltd., MTN,
		4.375% due 12/30/2008	909,614
JPY	106,000,000	AIG SunAmerica Institutional Funding III Ltd., MTN,
		0.950% due 07/15/2009	973,967
	Government — 1.9%
GBP	500,000	United Kingdom Gilts,
		8.000% due 12/07/2015	1,151,908

			3,035,489

TOTAL FOREIGN BONDS AND NOTES
(Cost $47,220,858)			50,842,198

U.S. CORPORATE BONDS AND NOTES — 8.6%

EUR	500,000	Bank of America Corporation,
		4.750% due 05/06/2019	633,568
	1,000,000	CIT Group, Inc., MTN,
		4.250% due 09/22/2011	1,239,808
	500,000	Citigroup, Inc.,
		3.875% due 05/21/2010	626,479
JPY	100,000,000	General Electric Capital Corporation,
		1.900% due 08/06/2009	955,797
	165,000,000	Proctor & Gamble Company,
		2.000% due 06/21/2010	1,581,450

TOTAL U.S. CORPORATE BONDS AND NOTES
(Cost $4,745,744)			5,037,102

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%

EUR	750,000	Federal Home Loan Mortgage Corporation (FHLMC),
		3.500% due 02/15/2008	942,512
JPY	100,000,000	Federal National Mortgage Association, MTN,
		1.750% due 03/26/2008	949,488

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,792,327)			1,892,000

REPURCHASE AGREEMENT (d) — 0.6%
(Cost $364,000)
	364,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $364,017 on 10/01/2004, collateralized by $375,000 FHLMC, 2.050% maturing on 11/28/2005 (value $375,912)	364,000

TOTAL INVESTMENTS (Cost $54,122,929*) — 98.5%			$58,135,300

(a)	All percentages are based on net assets of the Munder International Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuations of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,186,558 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $174,187 and net appreciation for financial reporting purposes was $4,012,371. At September 30, 2004, aggregate cost for financial reporting purposes was $54,122,929.
#	Principal amount expressed in terms of local currency.

ABBREVIATIONS:
CAD DKK EUR GBP JPY MTN SEK	— Canadian Dollar — Danish Krone — Euro Currency — Great Britain Pound — Japanese Yen — Medium Term Note — Swedish Krona

Munder International Equity Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 93.6%

Argentina — 0.1%
1,100	Alpargatas S.A.I.C., ADR†,**	$5,873
956	BBVA Banco Frances SA, ADR†	6,396
700	Grupo Financiero Galicia SA, ADR***	4,613
1,700	Petrobras Energia Participaciones SA, ADR†	18,683
700	Telecom Argentina SA, ADR, Class B†,***	7,644
474	Telefonica de Argentina SA, ADR†	3,768
600	Transportadora de Gas del Sur SA, ADR†	2,898

		49,875

Australia — 3.2%
2,300	Alumina Ltd., ADR***	37,628
1,750	Amcor Ltd., ADR***	36,400
320	Ansell Ltd., ADR***	8,224
2,850	Australia & New Zealand Banking Group Ltd., ADR***	196,935
14,658	BHP Billiton Ltd., ADR	304,154
1,100	Boral Ltd., ADR	21,959
2,600	Burns Philip & Company Ltd., ADR†	7,910
2,700	Coca-Cola Amatil Ltd., ADR	27,459
1,200	Coles Myer Ltd., ADR	64,908
4,300	Computershare Ltd., ADR	12,677
15,700	Foster’s Group Ltd., ADR***	53,791
2,000	ION Limited, ADR	1,762
3,100	Lend Lease Corporation Ltd., ADR***	25,644
1,000	Mayne Group Ltd., ADR	14,306
2,300	National Australia Bank Ltd., ADR	225,400
2,600	Newcrest Mining Ltd., ADR***	28,608
4,100	News Corporation Ltd., ADR***	134,767
7,500	News Corporation Ltd., ADR, PRF	234,975
200	Novogen Limited, ADR†	3,642
700	Rinker Group Limited, ADR	43,758
970	Rio Tinto Ltd., ADR***	106,714
1,100	Santos Ltd., ADR	23,056
200	Sims Group Ltd., ADR	7,968
300	Sons of Gwalia, ADR†	1,412
1,200	Southcorp Holdings Ltd., ADR	14,646
2,000	St. George Bank Ltd., ADR	63,308
300	TABCORP Holdings Ltd., ADR	33,139
9,600	Telstra Corporation Ltd., ADR***	162,528
400	Village Roadshow Limited, ADR†	2,897
2,800	Westpac Banking Corp., ADR	180,040
2,300	WMC Resources Ltd., ADR***	36,064
5,200	Woodside Petroleum Ltd., ADR	73,449

		2,190,128

Austria — 0.4%
297	Boehler-Uddeholm AG, ADR***	9,132
150	BWT AG, ADR	3,715
3,600	Erste Bank der oesterreichischen Sparkassen AG, ADR***	74,893
1,420	EVN AG, ADR	14,638
400	Mayr-Melnhof Karton AG, ADR	14,035
1,100	OMV AG, ADR	50,686
1,900	Telekom Austria AG, ADR***	53,466
1,200	VA Technologie AG, ADR†	7,079
700	Vienna International Airport, ADR	10,650
2,850	Wienerberger AG, ADR	21,380

		259,674

Bahamas — 0.0% #
200	Kerzner International Ltd.†	8,794
100	Steiner Leisure Limited†	2,210

		11,004

Belgium — 0.5%
700	Delhaize Le Lion SA, ADR	44,247
10,150	Fortis, ADR***	241,538
700	Solvay SA, ADR	64,770

		350,555

Belize — 0.0% #
500	Carlisle Holdings, Ltd.	3,180

Bermuda — 0.8%
4,550	Accenture Ltd., Class A†	123,077
300	Asia Satellite Telecommunications Holdings Ltd., ADR***	5,820
500	Aspen Insurance Holdings Limited	11,505
600	Assured Guaranty Ltd.	9,996
1,250	Axis Capital Holdings Ltd.	32,500
300	Brilliance China Automotive Holdings Ltd., ADR***	6,036

200	Central European Media Enterprises Ltd., Class A†,***	5,672
300	China Yuchai International Limited	4,179
500	ChipMos Technologies (Bermuda) Ltd.†,***	3,495
600	Credicorp Ltd.	8,424
450	Endurance Specialty Holdings Ltd.	14,467
5,000	First Pacific Company Ltd., ADR†,***	6,973
600	Frontline Ltd.	28,314
200	Global Sources Ltd.	1,600
500	Golar LNG Limited†,***	7,820
350	IPC Holdings Ltd.	13,304
2,900	Johnson Electric Holdings, ADR***	28,449
100	Knightsbridge Tankers Ltd.***	3,100
2,048	Marvell Technology Group Ltd.†,***	53,514
400	Max Re Capital Ltd.	8,000
500	Montpelier Re Holdings Ltd.***	18,340
5,800	Nelson Resources Ltd.†	6,739
200	Orient-Express Hotels Ltd., Class A	3,268
400	PartnerRe Ltd.	21,876
300	Platinum Underwriters Holdings Ltd.	8,784
100	Pxre Group Ltd.	2,341
500	RenaissanceRe Holdings Ltd.***	25,790
2,450	SCMP Group Ltd., ADR	5,263
200	Sea Containers Ltd.Class A,***	3,046
900	Shangri-La Asia Ltd., ADR	19,389
610	Ship Finance International Limited***	12,261
900	SmarTone Telecommunications Holdings Ltd., ADR	4,847
100	Tsakos Energy Navigation Limited	3,515
500	Varitronix International Ltd., ADR	2,437
200	VTech Holdings Limited, ADR***	3,770
400	W.P. Stewart & Company Ltd.***	7,996
1,200	Willis Group Holdings Ltd.***	44,880

		570,787

Brazil — 1.7%
800	Acesita SA, ADR, PRF†,***	4,659
425	Aracruz Celulose SA, ADR	14,076
600	Banco Bradesco SA, ADR***	31,620
840	Banco Itau SA, ADR, PRF	46,620
340	Brasil Telecom Participacoes SA, ADR, PRF***	11,016
700	Brasil Telecom SA, ADR	8,393
400	Braskem SA, Class A, ADR†	13,232
727	Cemig-Companhia Energetica de Minas, ADR	15,511
7,100	Centrais Eletricas Brasileiras SA, ADR	56,745
1,300	Centrais Eletricas Brasileiras SA, ADR, PRF	9,742
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, PRF	7,996
2,700	Companhia de Bebidas das Americas, ADR, PRF	60,480
1,900	Companhia de Bebidas das Americas CM, ADR***	80,750
850	Companhia De Saneamento Basico do Estado de Sao Paulo, ADR***	10,030
1,100	Companhia Paranaense de Energia-Copel, ADR	3,213
1,000	Companhia Paranaense de Energia-Copel, ADR, PRF	3,570
200	Companhia Siderurgica de Tubarao, ADR***	8,507
2,200	Companhia Siderurgica Nacional, ADR***	34,166
5,850	Companhia Vale do Rio Doce, ADR	131,364
3,150	Companhia Vale do Rio Doce, ADR, PRF***	60,675
891	Embraer Empresa Brasileira de Aeronautica SA, ADR	23,522
300	Embratel Participacoes SA, ADR	3,414
1,520	Gerdau SA, ADR***	24,852
300	Gol — Linhas Aereas Inteligentes SA, ADR†	6,090
500	Klabin SA, ADR	8,325
900	Net Servicos de Comunicacao SA, ADR, PRF†,***	1,800
100	Perdigao SA, ADR***	3,191
4,900	Petroleo Brasileiro SA — Petrobras, ADR, Class A	172,725
3,624	Petroleo Brasileiro SA — Petrobras, ADR, PRF	119,026
100	Sadia SA, ADR***	5,581
224	Tele Celular Sul Participacoes SA, ADR, PRF	3,193
700	Tele Centro Oeste Celular Participacoes SA, ADR, PRF	7,140
2,037	Tele Norte Leste Participacoes SA, ADR, PRF***	26,950
440	Tele Sudeste Celular Participacoes SA, ADR, PRF***	5,614
200	Telecomunicacoes Brasileiras SA, ADR	5,500

100	Telemig Celular Participacoes SA, ADR, PRF***	2,848
2,600	Telesp — Telecomunicacoes de Sao Paulo SA, ADR, PRF***	45,552
2,330	Telesp Celular Participacoes SA, ADR, PRF†,***	14,399
300	Tractebel Energia SA, ADR***	3,358
710	Tractebel Energia SA, ADR, Class B, PRF	11,274
100	Ultrapar Participacoes SA, ADR, PRF***	1,595
800	Unibanco Uniao de Bancos Brasileiros SA, GDR	19,364
300	Votorantim Celulose e Papel SA, ADR	10,335

		1,138,013

British Virgin Islands — 0.0% #
100	Deswell Industries, Inc.	1,970
330	Nam Tai Electronics, Inc.	7,045
700	OpenTV Corp., Class A†,***	2,135
700	Tommy Hilfiger Corporation†	6,909
200	UTi Worldwide, Inc.***	11,762

		29,821

Canada — 6.7%
400	Aber Diamond Corporation†	13,840
3,400	Abitibi-Consolidated, Inc.	21,454
700	Agnico Eagle Mines Ltd.	9,996
1,000	Agrium, Inc.	17,760
2,900	Alcan, Inc.	138,620
300	Alliance Atlantis Communications, Inc., Class B†	6,651
700	Angiotech Pharmaceuticals, Inc.†	14,189
1,900	ATI Technologies, Inc.†,***	29,127
350	Axcan Pharma, Inc.†,***	5,456
900	Ballard Power Systems, Inc.†	6,678
3,900	Bank of Montreal	170,274
7,900	Bank of Nova Scotia (The)	231,075
4,100	Barrick Gold Corporation***	86,264
7,164	BCE, Inc.	155,101
2,800	Bema Gold Corporation†	8,932
1,200	Biovail Corporation†	20,760
400	Boardwalk Real Estate Investment Trust	5,055
1,975	Brascan Corporation, Class A	59,645
1,300	Brookfield Properties Corporation	41,938
1,900	CAE, Inc.	8,341
1,900	Cambior, Inc.†,***	5,852
400	Cameco Corporation	31,696
2,800	Canadian Imperial Bank of Commerce	149,464
2,200	Canadian National Railway Company	106,700
2,100	Canadian Natural Resources Ltd.	83,643
1,250	Canadian Pacific Railway Ltd.	32,225
1,400	Celestica, Inc.†	17,780
3,200	CGI Group, Inc., Class A†	21,504
100	CHC Helicopter Corporation, Class A	3,890
400	Cinram International, Inc.	6,719
700	Cognos, Inc.†	24,864
300	Corus Entertainment, Inc., Class B***	5,649
500	Cott Corporation†,***	14,420
725	CP Ships Ltd.	8,874
400	Creo, Inc.†	3,288
1,100	Crystallex International Corporation†	3,707
400	Decoma International, Inc.	3,244
1,800	Domtar, Inc.	21,672
200	Dorel Industries, Inc., Class B†	5,816
800	Emera, Inc.	11,255
1,300	Enbridge, Inc.	54,132
3,520	Encana Corp	162,976
1,200	Esprit Exploration Limited, Class A†	3,737
400	Extendicare, Inc., Class A†	5,140
100	Fairfax Financial Holdings Limited***	12,485
625	Fairmont Hotels & Resorts, Inc.	17,075
100	FirstService Corporation†	2,409
200	Four Seasons Hotels, Inc.	12,820
1,800	Gerdau Ameristeel Corporation†	8,820
200	Gildan Activewear, Inc., Class A†	5,640
1,500	Goldcorp, Inc.***	20,790
1,000	Golden Star Resources Ltd.†	5,270
300	GSI Lumonics, Inc.†	3,138
200	Hub International Limited	3,616
100	Hummingbird Ltd.†	2,076
3,300	Husky Energy, Inc.	80,306
500	Hydrogenics Corporation†	2,295

1,100	IAMGOLD Corporation	8,833
300	ID Biomedical Corporation†	3,906
300	Imax Corporation†,***	1,689
800	Imperial Oil Ltd.	41,368
1,400	Inco Ltd.†,***	54,670
300	Intertape Polymer Group, Inc.†	2,292
400	Intrawest Corporation	7,576
350	Ipsco, Inc.	9,817
1,300	Ivanhoe Energy, Inc.†	2,750
2,100	Ivanhoe Mines Ltd.†	11,970
400	Kingsway Financial Services, Inc.†	5,256
2,700	Kinross Gold Corporation†	18,306
700	Lions Gate Entertainment Corp.†	6,090
700	Magna International, Inc., Class A	51,856
6,300	Manulife Financial Corporation	275,877
400	Masonite International Corporation†	10,104
200	MDC Partners, Inc., Class A†	2,536
1,100	MDS, Inc.	16,907
1,000	Methanex Corporation	15,070
400	MI Developments, Inc., Class A	10,120
300	Minefinders Corporation Ltd.†	2,067
1,200	Miramar Mining Corporation†	1,524
1,300	National Bank of Canada	45,075
200	Neurochem, Inc.†	3,432
1,000	Nexen, Inc.	41,790
2,300	Noranda, Inc.	40,017
33,300	Nortel Networks Corporation†	113,220
400	North American Palladium Ltd.†	3,332
650	NOVA Chemicals Corporation	25,155
400	Open Text Corporation†,***	6,904
100	Oppenheimer Holdings, Inc., Class A	2,381
400	Pan American Silver Corp.†	6,812
2,100	Petro-Canada	109,095
600	PetroKazakhstan, Inc., Class A	20,562
3,200	Placer Dome, Inc.	63,616
800	Potash Corporation of Saskatchewan	51,336
3,000	Power Corporation of Canada	68,524
400	Precision Drilling Corporation†	23,000
500	QLT Photo-Therapeutics, Inc.†,***	8,325
700	Quebecor World, Inc.	15,666
1,400	Research In Motion Ltd.†,***	106,876
300	Ritchie Bros. Auctioneers, Inc.	9,195
1,500	Rogers Communications, Inc., Class B	30,315
400	Rogers Wireless Communications, Inc., Class B†	12,564
5,100	Royal Bank of Canada	241,128
600	Royal Group Technologies Ltd.†	5,232
1,700	Shaw Communications, Inc., Class B***	28,356
200	Sierra Wireless, Inc.†	3,560
4,800	Sun Life Financial, Inc.	144,192
3,500	Suncor Energy, Inc.	112,035
400	SunOpta, Inc.†,***	3,112
3,010	Talisman Energy, Inc.	77,959
1,420	Teck Cominco Ltd., Class B	30,538
1,100	Telesystem International Wireless, Inc.†	10,406
1,315	TELUS Corporation	25,287
700	Tembec, Inc.†	4,620
300	Tesco Corporation†	3,234
100	Tesma International, Inc., Class A***	2,407
5,100	The Toronto-Dominion Bank	185,079
5,100	Thomson Corporation	176,919
500	TLC Vision Corporation†	4,385
1,500	TransAlta Corporation	19,500
3,752	TransCanada Corporation***	81,981
600	Vasogen, Inc.†	2,748
600	Westaim Corporation (The)†	1,494
4,400	Wheaton River Minerals Ltd.†	13,860
1,000	Zarlink Semiconductor, Inc.†	3,030

		4,564,981

Cayman Islands — 0.1%
400	Apex Silver Mines Ltd.†	8,680
1,000	ASAT Holdings Ltd., ADR†,***	1,050
800	chinadotcom corporation†,***	3,984
100	Ctrip.com International Ltd., ADR†,***	3,470
57	EganaGoldpfeil (Holdings) Ltd., ADR	2,916
800	Garmin Ltd.***	34,600
200	Linktone Ltd., ADR†,***	1,650
200	Netease.com, Inc., ADR†,***	7,586

300	O2Micro International Ltd.†	3,222
100	Scottish Re Group Ltd.	2,117
400	SINA Corporation†,***	10,196
400	TOM Online, Inc., ADR†,***	4,516
100	United National Group Ltd., Class A†	1,452
1,000	Xcelera, Inc.†,***	680

		86,119

Channel Islands — 0.1%
1,700	Amdocs Ltd.†	37,111
500	Randgold Resources Ltd., ADR†	4,935

		42,046

Chile — 0.4%
200	Administradora de Fondos de Pensiones Provida, ADR	5,324
300	Banco Bilbao Vizcaya Argentaria Chile SA, ADR †	7,428
889	Banco de Chile, ADR	31,382
1,429	Banco Santander Chile, ADR	39,926
500	Compania Cervecerias Unidas SA, ADR***	11,830
1,675	Compania de Telecomunicaciones de Chile SA, ADR	18,576
150	Cristalerias de Chile, ADR	4,478
700	Distribucion y Servicio D&S SA, ADR***	11,144
500	Embotelladora Andina SA, ADR, Class A	6,300
500	Embotelladora Andina SA, ADR, Class B	6,000
2,100	Empresa Nacional de Electricidad SA/Chile, ADR	32,928
5,060	Enersis SA, ADR†	36,634
500	Lan Chile SA, ADR	12,095
300	Madeco SA, ADR†	2,733
200	MASISA SA, ADR	3,240
100	Quimica Minera Chile SA, ADR	4,820
800	Quinenco SA, ADR	9,120
100	Sociedad Quimica y Minera de Chile SA, ADR, Class A	4,825
100	Vina Concha Y Toro SA, ADR	5,600

		254,383

China — 0.4%
300	Aluminum Corporation of China Ltd., ADR	19,908
600	Beijing Datang Power Generation Co., Ltd., ADR***	9,772
100	China Eastern Airlines Corporation Limited, ADR†,***	2,057
1,400	China Life Insurance Company Limited, ADR†	35,728
1,300	China Petroleum & Chemical Corporation (Sinopec), ADR	53,365
200	China Southern Airlines Company Ltd., ADR†	3,676
1,150	China Telecom Corporation Ltd., ADR***	37,145
200	Guangshen Railway Company Ltd., ADR***	2,828
600	Huaneng Power International, Inc., ADR	19,416
200	Jiangxi Copper Company Limited, ADR***	4,693
1,400	PetroChina Co. Ltd., ADR***	75,264
267	Shanghai Chlor-Alkali Chemical Co. Ltd., ADR†	1,030
200	Sinopec Beijing Yanhua Petrochemical Company Limited, ADR	4,090
200	Sinopec Shanghai Petrochemical Company Ltd., ADR***	7,742
300	Tsingtao Brewery Ltd., ADR	3,001
200	Yanzhou Coal Mining Company Ltd., ADR***	13,140

		292,855

Colombia — 0.0% #
300	Bancolombia SA, ADR	2,430

Denmark — 0.5%
300	Aktieselskabet Dampskibsselskabet TORM, ADR***	8,430
5,500	Danske Bank AS, ADR***	144,577
2,350	Novo Nordisk AS, ADR	128,710
3,400	TDC AS, ADR	59,942

		341,659

Finland — 1.0%
400	Amer Group, ADR	9,439
1,062	Metso Corporation, ADR	13,753
36,300	Nokia Corporation, ADR***	498,036
5,100	Stora Enso Oyj, ADR	69,003
4,100	UPM-Kymmene Oyj, ADR	78,638

		668,869

France — 7.7%
3,100	Accor SA, ADR***	60,410
4,208	Air Liquide, ADR	132,018
9,993	Alcatel SA, ADR†,***	117,218
43,800	Alstom, ADR	26,280
8,900	Altran Technologies SA, ADR†	6,279
13,900	AXA, ADR	281,892
13,700	BNP Paribas, ADR	442,402
500	Business Objects SA	11,548
700	Business Objects SA, ADR†,***	16,317
4,900	Canal Plus, ADR	6,743
600	Ciments Francais SA, ADR***	26,082
1,076	Clarins SA, ADR***	13,148
500	Compagnie Generale de Geophysique SA, ADR†	6,650
900	Dassault Systemes SA, ADR	41,940
200	Flamel Technologies SA, ADR†,***	2,934
19,200	France Telecom, ADR	480,000
15,700	France Telecom SA	391,079
10,400	Groupe Danone, ADR***	163,280
2,400	Havas SA, ADR***	13,416
5,166	Lafarge SA, ADR	112,774
1,100	Lagardere S.C.A., ADR	68,228
2,162	Pernod-Ricard, ADR	71,762
1,875	Peugeot SA, ADR	115,506
1,550	Publicis Groupe, ADR***	44,439
5,100	Rhodia SA, ADR***	7,599
18,863	Sanofi-Synthelabo SA, ADR***	690,575
6,400	Scor SA, ADR†	9,920
17,100	Societe Generale, ADR***	302,646
1,200	Sodexho Alliance SA, ADR	31,968
7,800	Suez SA, ADR***	168,480
775	Technip SA, ADR	31,550
2,140	Thomson, ADR	44,961
10,205	Total SA, ADR***	1,042,645
1,300	Valeo SA, ADR	23,799
1,200	Veolia Environment, ADR	34,500
8,300	Vivendi Universal SA, ADR†	213,559

		5,254,547

Germany — 6.2%
22,400	Allianz AG, ADR	225,344
1,050	ALTANA AG, ADR***	62,318
4,300	BASF AG, ADR	253,485
5,700	Bayer AG, ADR	155,747
4,260	Bayerische Hypo- und Vereinsbank AG, ADR	81,375
400	Celanese AG	21,790
4,700	Commerzbank AG, ADR***	86,978
1,100	Continental AG, ADR***	59,703
7,871	Daimler Chrysler Aerospace AG	326,017
4,500	Deutsche Bank AG	323,730
3,600	Deutsche Lufthansa AG, ADR***	43,197
32,700	Deutsche Telekom AG, ADR†,***	610,182
5,400	E.ON AG, ADR	397,980
500	Epcos AG, ADR†	7,570
1,603	Fresenius Medical Care AG, ADR	40,892
598	Fresenius Medical Care AG, ADR, PRF	10,900
700	Henkel KGaA, ADR	48,730
500	Henkel KGaA, ADR, PRF	36,763
990	Hypo Real Estate Holding AG, ADR†	33,264
2,900	Infineon Technologies AG, ADR†	29,638
28	Pfeiffer Vacuum Technology AG, ADR	1,092
400	ProsiebenSat.1 Media AG, ADR, PRF	14,606
100	Puma AG Rudolf Dassler Sport, ADR	26,703
4,100	RWE AG, ADR	195,541
9,804	SAP AG, ADR***	381,866
1,500	Schering AG, ADR	94,125
400	Schwarz Pharma AG, ADR	14,830
1,300	SGL Carbon AG, ADR†,***	4,940
6,950	Siemens AG, ADR***	512,215
12,500	Volkswagen AG, ADR	96,037
4,100	Volkswagen AG, ADR, PRF	22,355

		4,219,913

Greece — 0.3%
7,300	Alpha Bank A.E., ADR***	46,512
1,800	Coca Cola Hellenic Bottling Company SA, ADR	37,890
7,900	Hellenic Telecommunication Organization SA, ADR***	52,772
600	M.J. Maillis SA, ADR	2,385
12,966	National Bank of Greece SA, ADR***	60,551
650	STET Hellas Telecommunications SA, ADR	10,718

		210,828

Hong Kong — 2.9%
11,548	Bank of East Asia, ADR***	32,431
450	Beijing Enterprises Holdings Ltd., ADR	5,453
5,200	Cathay Pacific Airways, ADR	44,511

30,700	China Mobile (Hong Kong) Ltd., ADR***	469,710
200	China Pharmaceutical Group, Ltd., ADR	2,514
8,200	China Resources Enterprise Ltd., ADR	21,346
9,800	China Unicom Ltd., ADR***	76,440
3,400	Citic Pacific Ltd., ADR***	43,710
18,800	CLP Holdings Ltd., ADR	107,525
3,200	Cnooc Ltd., ADR	168,320
2,100	Hang Lung Group Ltd, ADR	16,427
5,100	Hang Lung Properties Ltd., ADR	37,605
14,900	Hang Seng Bank Ltd., ADR	198,717
4,400	Henderson Investment Ltd., ADR	28,494
14,100	Henderson Land Development Company Ltd., ADR	67,443
1,300	Hong Kong Aircraft Engineering Company Ltd., ADR	6,302
43,948	Hong Kong and China Gas Ltd., ADR	82,003
16,600	Hong Kong Electric Holdings Ltd., ADR	73,654
6,900	Hopewell Holdings Ltd., ADR	14,379
4,100	Hysan Development Ltd., ADR	14,459
800	i-CABLE Communications Ltd., ADR	5,472
2,900	Lenovo Group Ltd., ADR	19,524
4,100	MTR Corporation Ltd., ADR	61,778
13,500	New World Development Company Ltd., ADR	25,449
4,139	PCCW Ltd., ADR†,***	26,904
700	Shanghai Industrial Holdings Ltd., ADR***	12,747
1,550	Shun TAK Holdings Ltd., ADR	8,299
18,700	Sun Hung Kai Properties Ltd., ADR***	176,255
7,200	Swire Pacific Ltd., ADR, Class A***	50,090
4,700	Swire Pacific Ltd., ADR, Class B	28,327
2,100	Techtronic Industries Company Ltd., ADR***	20,669
1,700	Television Broadcasts Ltd., ADR	15,217
1,100	Wing Hang Bank Ltd., ADR***	14,388

		1,976,562

Hungary — 0.1%
1,600	Matav Magyar Tavkozlesi Rt, ADR***	32,704

India — 0.5%
600	Dr. Reddy’s Laboratories Ltd., ADR	9,672
700	HDFC Bank Ltd., ADR	18,391
2,850	ICICI Bank Ltd., ADR***	39,330
2,000	Infosys Technologies Ltd., ADR***	113,200
2,500	Mahanagar Telephone Nigam Ltd., ADR	15,353
1,200	Satyam Computer Services Ltd., ADR***	27,744
300	Sify Limited, ADR†	1,695
1,100	Videsh Sanchar Nigam Ltd., ADR***	8,261
5,400	Wipro Ltd., ADR	102,006

		335,652

Indonesia — 0.1%
783	Indonesian Satellite Corp Tbk PT, ADR	18,792
3,940	Telekomunikasi Indonesia Tbk PT, ADR	69,699
7,150	Toba Pulp Lestari Tbk PT, ADR†,**	0
1,100	Tri Polyta Indonesia Tbk PT, ADR†,**	0

		88,491

Ireland — 0.7%
3,300	Allied Irish Banks PLC, ADR	109,791
300	Anglo Irish Bank Corporation PLC, ADR	55,443
1,900	Bank of Ireland, ADR	102,980
4,600	CRH, ADR***	108,790
3,000	Elan Corporation PLC, ADR†	70,200
100	ICON PLC, ADR†	3,291
1,200	Ryanair Holdings PLC, ADR†,***	35,040
800	Skillsoft Pub Ltd. Co., ADR†	5,352
800	Waterford Wedgwood PLC, ADR	1,360

		492,247

Israel — 0.4%
400	Alvarion Ltd†	5,176
69	American Israeli Paper Mills	3,450
300	AudioCodes Ltd.†	3,777
300	Blue Square-Israel Ltd., ADR	3,222
1,900	Check Point Software Technologies Ltd.†	32,243
100	Delta Galil Industries Ltd., ADR***	1,220
800	ECI Telecom Ltd.***	5,592
300	Elbit Systems Ltd.***	6,027
200	Elron Electronic Industries Ltd.†	2,744
200	Given Imaging Ltd.†,***	7,690
600	Koor Industries Ltd., ADR†	4,980
300	M-Systems Flash Disk Pioneers Ltd.†,***	4,956
100	Matav-Cable Systems Media Ltd., ADR†	1,587
100	NICE-Systems Ltd., ADR†	2,162
300	Orbotech Ltd.†	5,247
1,400	Partner Communications Company Ltd., ADR†	9,590
200	RADVision Ltd.†	1,926
100	RADWARE Ltd.†,***	2,200
150	Retalix Ltd.†	2,722
200	Syneron Medical Ltd.†	3,544
200	Taro Pharmaceutical Industries Ltd.†	4,676
4,800	Teva Pharmaceutical Industries Ltd., ADR	124,560
500	Tower Semiconductor Ltd.†	1,635

		240,926

Italy — 2.5%
672	Benetton Group SpA, ADR***	16,242
300	De Rigo SpA, ADR†	2,055
100	Ducati Motor Holding SpA, ADR†	1,320
9,400	Enel SpA, ADR	380,700
6,200	ENI-Ente Nazionale Idrocarburi SpA***	696,260
6,215	Fiat SpA, ADR†,***	44,561
6,200	Fiat SpA, ADR, PRF†	29,556
3,500	Luxottica Group SpA, ADR	62,475
400	Natuzzi SpA, ADR***	4,320
5,686	Sanpaolo-IMI SpA, ADR	128,504
7,993	Telecom Italia SpA, ADR	245,865
4,511	Telecom Italia SpA, ADR, SAV***	103,978

		1,715,836

Japan — 11.7%
3,100	Advantest Corporation, ADR	46,159
6,000	All Nippon Airways Company Ltd., ADR***	38,434
700	Alps Electric Company Ltd., ADR***	16,678
212	Arisawa Manufacturing Company Ltd., ADR	8,694
3,100	Bandai Company Ltd., ADR	18,247
385	Belluna Co. Ltd., ADR	6,026
200	Brother Industries, Ltd., ADR***	16,604
6,900	Canon, Inc., ADR	325,404
600	CSK Corporation, ADR	23,160
1,800	Daiei, Inc., ADR†	6,858
1,000	Dainippon Pharmaceutical Co. Ltd.	8,421
1,250	Denso Corporation, ADR***	118,178
2,350	Eisai Company Ltd., ADR***	63,966
4,000	Fuji Photo Film Company Ltd., ADR	131,440
2,600	Hitachi Ltd., ADR	156,910
15,200	Honda Motor Company Ltd., ADR***	370,272
600	Internet Initiative Japan, Inc., ADR†	1,584
3,140	Japan Airlines System Corporation, ADR	43,020
2,850	Kawasaki Heavy Industries Ltd., ADR	17,170
7,700	Kirin Brewery Company Ltd., ADR	67,144
4,600	Kobe Steel Ltd., ADR	33,389
1,950	Komatsu Ltd., ADR	50,106
1,000	KONAMI Corporation, ADR	22,310
2,200	Kubota Corporation, ADR***	52,250
1,500	Kyocera Corporation, ADR***	105,600
1,200	Makita Corporation, ADR	17,148
1,400	Marui Company Ltd., ADR	35,186
19,100	Matsushita Electric Industrial Company Ltd., ADR	256,322
2,900	Millea Holdings, Inc., ADR	186,383
1,600	MINEBEA Company Ltd., ADR	13,065
6,100	Mitsubishi Corporation, ADR	131,835
50,495	Mitsubishi Tokyo Finance Group, Inc., ADR	421,128
600	Mitsui & Company Ltd., ADR***	100,920
1,200	Mitsui Sumitomo Insurance Company Ltd., ADR	98,970
15,000	NEC Corporation, ADR	89,850

2,200	Nidec Corporation, ADR***	55,110
300	NIKON Corporation, ADR	28,259
8,800	Nintendo Company Ltd., ADR	134,537
24,500	Nippon Telegraph & Telephone Corporation, ADR	489,510
17,650	Nissan Motor Company Ltd., ADR	382,299
1,100	NISSIN Co., Ltd., ADR	9,537
15,300	Nomura Holdings, Inc., ADR	196,429
39,050	NTT DoCoMo, Inc., ADR	662,554
800	OJI Paper Company Ltd., ADR	45,221
6,000	Okamura Corporation	37,624
2,100	Olympus Corporation, ADR	40,489
1,900	OMRON Corporation, ADR	41,977
1,280	Orix Corporation, ADR	65,178
1,400	Pioneer Corporation, ADR	29,344
600	Q.P. Corporation, ADR	10,039
1,200	Ricoh Company Ltd., ADR	112,961
2,900	Sanyo Electric Corporation, ADR	47,937
5,500	Sega Enterprises, ADR†	18,576
5,500	Sekisui House Ltd., ADR***	52,497
5,300	Shinsei Bank Limited, ADR***	64,246
3,300	Shiseido Ltd., ADR	40,571
49,000	Sompo Japan Insurance, Inc.	415,318
7,200	Sony Corporation, ADR	247,608
8,300	Sumitomo Corporation, ADR	61,752
3,700	Sumitomo Metal Industries, ADR	43,978
12,000	Sumitomo Trust & Banking Company Ltd., ADR	70,988
13,000	Tanabe Seiyaku Co. Ltd.	115,731
1,000	TDK Corporation, ADR	67,060
1,100	Toray Industries, Inc., ADR	50,901
14,070	Toyota Motor Corporation, ADR	1,074,667
1,000	Trend Micro, Inc., ADR	42,950
24,900	Vodafone Holdings K.K., ADR	62,250
200	Wacoal Corporation, ADR	9,900
1,600	Yamaha Corporation, ADR	24,345

		7,951,174

Liberia — 0.0% #
100	Stelmar Shipping Ltd.	3,781

Luxembourg — 0.3%
4,200	Arcelor, ADR	77,516
408	Espirito Santo Financial Holdings, ADR***	9,311
2,400	Gemplus International SA, ADR†	9,024
500	Millicom International Cellular SA†	9,100
300	Quilmes Industrial SA, ADR	5,400
250	SBS Broadcasting SA†	8,415
450	Stolt-Nielsen SA, ADR	9,202
1,500	Stolt Offshore SA, ADR†	7,320
936	Tenaris SA, ADR	42,672

		177,960

Malaysia — 0.2%
8,380	Amsteel Corporation Berhad, ADR†	364
39,500	Resorts World Berhad	103,947

		104,311

Marshall Islands — 0.0% #
600	Teekay Shipping Corporation	25,854

Mexico — 0.9%
2,900	Altos Hornos de Mexico SA de CV, ADR†,**	0
100	America Movil SA de CV, ADR, Series A	3,853
1,300	America Movil SA de CV, ADR, Series L	50,739
14,100	America Telecom SA de CV, ADR†,***	60,839
14,000	Carso Global Telecom, ADR†,***	41,500
2,513	Cemex SA de CV, ADR	70,716
200	Coca-Cola Femsa SA de CV, ADR***	3,896
100	Controladora Comercial Mexican SA de CV, GDR	2,254
425	Desarrolladora Homex SA de CV, ADR†,***	8,776
2,200	Empresas ICA Sociedad Controladora SA de CV, ADR†	4,576
500	Fomento Economico Mexicano SA de CV, ADR	22,090
900	Gruma SA, ADR	7,155
200	Grupo Aeroportuario del Sureste SA, ADR	4,420
3,200	Grupo Carso SA, ADR***	29,355
200	Grupo Casa Autrey, ADR***	2,467
600	Grupo Continental SA, ADR	8,945
500	Grupo Elektra SA de CV, ADR***	13,485

4,700	Grupo Financiero Inbursa SA de CV, ADR†,***	40,085
200	Grupo Imsa SA, ADR	4,502
200	Grupo Industrial Maseca SA, ADR	1,370
500	Grupo Modelo SA de CV, ADR***	12,147
1,000	Grupo Simec SA de CV, ADR†	3,900
900	Grupo Televisa SA, ADR***	47,457
400	Grupo TMM SA De CV, ADR, Series L†	948
200	Industries Bachoco SA, ADR***	2,282
1,000	Kimberly Clark, Inc., ADR***	14,646
3,000	Telefonos de CV Mexico SA de CV, ADR, Class L***	96,810
100	Telefonos de Mexico SA de CV, ADR, Class A***	3,209
1,500	TV Azteca SA de CV, ADR***	15,180
5,000	U.S. Commercial Corp SA de CV, ADR†	4,955
800	Vitro SA de CV, ADR	2,392
1,700	Wal-Mart de Mexico SA de CV, ADR***	57,623

		642,572

Netherlands — 4.7%
12,828	ABN AMRO Holding, ADR	291,965
11,766	AEGON Insurance, NYR***	127,073
2,200	Akzo Nobel, ADR	78,100
200	Arcadis N.V., NYR	2,900
400	ASM International N.V.†,***	5,312
3,800	ASM Lithography Holdings N.V., NYR†	48,906
200	BE Semiconductor Industries N.V., NYR†	1,008
1,076	Buhrmann N.V., ADR***	8,178
400	Chicago Bridge & Iron Company N.V., NYR	11,996
1,070	CNH Global N.V.	20,951
200	Core Laboratories N.V.†	4,918
300	Crucell NV, ADR†	2,433
3,000	DSM, ADR***	39,123
2,200	Equant N.V., NYR†	8,668
1,900	Heineken N.V., ADR	57,202
177	Indigo N.V.†,**	0
16,479	ING Groep N.V., ADR	416,589
1,000	Ispat International N.V., NYR†,***	29,000
700	James Hardie Industries N.V., ADR	14,448
375	KLM Royal Dutch Airlines N.V., NYR***	6,927
700	Koninklijke (Royal) P&O Nedlloyd N.V., ADR†	15,814
9,547	Koninklijke Ahold, ADR†,***	61,005
9,972	Koninklijke Philips Electronics N.V., NYR	228,459
600	Koninklijke Wessanen N.V., ADR	7,996
900	New Skies Satellites N.V., ADR	7,038
700	OCE N.V., ADR***	10,955
100	Orthofix International N.V.†	3,435
1,100	QIAGEN N.V.†	12,595
2,900	Reed Elsevier N.V., ADR***	75,110
15,800	Royal Dutch Petroleum Company, NYR	815,280
19,019	Royal KPN N.V., ADR***	142,072
7,000	STMicroelectronics N.V., NYR	120,960
3,683	TPG N.V., ADR***	90,233
400	Trader Classified Media N.V., NYR, Class A	4,987
4,500	Unilever N.V., NYR	260,100
300	Van der Moolen Holding N.V., ADR***	1,980
200	Velcro Industries N.V.	2,300
1,976	VNU — Verenigde Nederlandse Uitgeversbedrijven Verengd Bezit, ADR	50,802
4,000	Vodafone Libertel N.V., ADR	54,637
2,300	Wolters Kluwer, ADR***	38,707

		3,180,162

New Zealand — 0.1%
300	Sky Network Television Ltd., ADR†,***	10,908
1,900	Telecommunications of New Zealand Ltd., ADR	60,439

		71,347

Norway — 0.9%
2,050	Norsk Hydro ASA, ADR	150,142
100	Odfjell ASA, ADR	4,501
1,700	Orkla ASA, ADR	46,973
200	Petroleum Geo-Services ASA, ADR†	9,760
400	Smedvig ASA, ADR	5,212
17,100	Statoil ASA, ADR***	246,924
4,700	Telenor ASA, ADR	106,455
1,400	Tomra Systems ASA, ADR***	5,283
2,450	Yara International ASA, ADR†	26,338

		601,588

Panama — 0.0% #
200	Banco Latinoamericano de Exportaciones SA, Class E	3,070
200	Willbros Group, Inc.†	2,982

		6,052

Papua New Guinea — 0.0% #
500	Lihir Gold Ltd., ADR***	7,965
850	Oil Search Ltd., ADR	9,174

		17,139

Peru — 0.1%
314	Cementos Lima SA, ADR	5,828
1,100	Compania de Minas Buenaventura SA, ADR	26,125

		31,953

Philippines — 0.1%
3,100	Manila Electric Company, ADR†	1,322
1,300	Philippine Long Distance Telephone Company, ADR†,***	32,552
881	San Miguel Corporation, ADR***	11,035

		44,909

Poland — 0.1%
1,700	Polski Koncern Naftowy Orlen SA, ADR***	33,048

Portugal — 0.3%
2,300	Electricidade de Portugal SA, ADR	67,275
9,760	Portugal Telecom SA, ADR	107,360

		174,635

Russian Federation — 1.6%
700	Irkutskenergo, ADR	6,755
1,700	Lukoil, ADR	210,800
1,700	Mining and Metallurgical Company Norilsk Nickel OJSC, ADR***	107,950
800	Mobile Telesystems OJSC, ADR	115,992
600	Moscow City Telephone Network, ADR	7,170
2,200	Mosenergo, ADR***	32,890
900	Rostelecom OJSC, ADR	12,177
3,700	Sibneft OJSC, ADR***	123,950
5,600	Surgutneftegaz OJSC, ADR***	202,216
600	Surgutneftegaz OJSC, ADR, PRF	28,800
800	Tatneft OJSC, ADR***	25,280
3,200	Unified Energy System of Russia OJSC, ADR***	93,120
200	Unified Energy System of Russia OJSC, ADR, PRF	5,300
1,300	Uralsvyazinform OJSC, ADR***	9,646
400	Vimpel — Communications OJSC, ADR†	43,520
300	Wimm-Bill-Dann Foods OJSC, ADR†,***	4,575
3,300	YUKOS Oil Company OJSC, ADR***	52,932

		1,083,073

Singapore — 0.8%
800	ASE Test Ltd.†	4,200
2,000	Chartered Semiconductor Manufacturing Ltd., ADR†,***	12,120
6,500	City Developments Ltd., ADR	25,288
600	Creative Technology Ltd.	6,570
2,953	DBS Group Holdings Ltd., ADR***	112,255
4,100	Flextronics International Ltd.†	54,325
2,975	Keppel Corporation Ltd., ADR***	27,919
2,800	Neptune Orient Lines Ltd., ADR	18,760
12,907	Singapore Telecommunications Limited, ADR	179,322
1,600	STATS ChipPAC Ltd., ADR†,***	9,568
6,100	United Overseas Bank Ltd., ADR	99,275
1,550	United Overseas Land Ltd., ADR	8,065

		557,667

South Africa — 1.2%
2,040	AngloGold Ltd., ADR	79,356
9,586	BHP Billiton PLC, ADR†††	201,739
1,204	Bidvest Group Ltd., ADR	23,429
1,800	Durban Roodepoort Deep Ltd., ADR†,***	3,620
3,852	Gold Fields Ltd., ADR	52,580
1,900	Harmony Gold Mining Company Ltd., ADR***	25,878
2,100	Impala Platinum Holdings Ltd., ADR***	42,081
1,697	Imperial Holdings Ltd., ADR	21,360

3,450	Ispat Iscor Limited, ADR†	24,771
1,300	Johnnic Holdings Ltd., ADR	3,391
2,400	Kumba Resources Ltd., ADR***	14,548
2,100	Liberty Group Ltd., ADR	18,811
8,179	MTN Group Ltd., ADR	38,930
250	Naspers Ltd., ADR***	19,778
1,509	Nedcor Ltd., ADR	27,733
1,800	Sappi Ltd., ADR***	25,776
5,200	Sasol Ltd., ADR	97,344
1,125	Telkom SA Ltd., ADR***	51,694
3,800	VenFin Ltd., ADR	12,676

		785,495

South Korea — 0.9%
3,600	Hanaro Telecom, Inc., ADR†	10,296
2,594	Kookmin Bank, ADR	82,593
10,000	Korea Electric Power Corporation, ADR***	105,500
4,400	KT Corporation, ADR	79,508
5,200	LG.Philips LCD Co., Ltd., ADR†,***	78,780
2,800	Posco, ADR	105,980
1,100	Shinhan Financial Group Co., Ltd., ADR***	38,020
4,084	SK Telecom Co., Ltd., ADR***	79,434
2,000	Woori Finance Holdings Co. Ltd., ADR	42,727

		622,838

Spain — 2.6%
26,433	Banco Bilbao Vizcaya Argentaria SA, ADR	364,775
37,160	Banco Santander Central Hispano SA, ADR	363,425
1,300	Banesto Espanol de Credito SA, ADR	7,597
600	Bankinter SA, ADR	26,156
9,300	Corporacion Mapfre SA, ADR	21,831
8,200	Endesa SA, ADR***	156,702
500	NH Hoteles SA, ADR	11,079
9,550	Repsol YPF SA, ADR	209,336
12,916	Telefonica de Espana SA, ADR	581,091
2,400	Telefonica Moviles SA, ADR	25,200
1,700	Telepizza SA, ADR***	3,273
4,700	Terra Networks SA, ADR***	16,228

		1,786,693

Sweden — 1.5%
1,066	Atlas Copco AB, ADR, Class A	40,999
500	Atlas Copco AB, ADR, Class B	17,616
1,200	Electrolux AB, ADR, Class B	43,845
4,100	ForeningsSparbanken AB, ADR	85,320
2,050	Sandvik AB, ADR	70,819
700	SKF AB, ADR	26,586
1,500	Svenska Cellulosa AB, ADR	58,309
100	Tele2 AB, ADR, Class A	3,770
1,000	Tele2 AB, ADR, Class B***	37,500
12,015	Telefonaktiebolaget LM Ericsson, ADR†	375,349
7,294	TeliaSonera AB, ADR	177,170
2,400	Volvo AB, ADR	84,552

		1,021,835

Switzerland — 6.4%
16,100	ABB Ltd., ADR†	98,532
5,800	Adecco SA, ADR***	71,804
550	Alcon, Inc.***	44,110
1,100	Ciba Specialty Chemicals Holding, Inc., ADR	34,298
4,100	Compagnie Financiere Richemont AG, ADR***	113,442
600	Converium Holding AG, ADR***	4,170
9,300	Credit Suisse Group, ADR	296,793
3,600	Holcim Ltd., ADR	94,923
400	Logitech International SA, ADR†	19,336
12,600	Nestle SA, ADR	721,470
21,632	Novartis SA, ADR	1,009,565
5,500	Roche Holdings Ltd., ADR	568,191
3,700	Serono SA, ADR***	56,721
2,500	Swiss Reinsurance, ADR	143,849
5,200	Swisscom AG, ADR	180,544
4,394	Syngenta AG, ADR	83,881
9,190	UBS AG	646,333
11,224	Zurich Financial Services AG, ADR	159,996

		4,347,958

Taiwan — 0.8%
5,908	Advanced Semiconductor Engineering, Inc., ADR	19,850
3,843	Au Optronics Corporation, ADR	48,114
7,500	Chunghwa Telecom Co. Ltd., ADR***	124,742
3,858	Macronix International Co. Ltd., ADR†,***	8,642
3,186	Siliconware Precision Industries Co., Ltd., ADR***	10,736
28,622	Taiwan Semiconductor Manufacturing Company Limited, ADR***	204,361

26,987	United Microelectronics Corporation, ADR***	91,216

		507,661

Thailand — 0.1%
22,900	Advanced Info Service PCL, ADR***	35,380
8,700	Charoen Pokphand Foods PCL, ADR	3,360
3,100	Hana Microelectronics Public Company Ltd., ADR	3,040
500	Sahaviriya Steel Industrics Public Company Ltd., ADR†	6,337
5,740	Shin Corporation PCL, ADR	20,923

		69,040

Turkey — 0.1%
4,412	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,481
4,656	Turkcell Iletisim Hizmetleri AS, ADR	52,194

		65,675

United Kingdom — 20.8%
5,700	Abbey National PLC, ADR	115,522
400	Acambis PLC, ADR†,***	4,388
2,125	Allied Domecq PLC, ADR	72,138
3,200	Amvescap PLC, ADR***	35,104
2,700	ARM Holdings PLC, ADR***	12,339
13,136	AstraZeneca PLC, ADR***	540,284
8,600	AstraZeneca PLC	352,511
220	Autonomy Corporation PLC, ADR†,***	3,801
8,300	BAA PLC, ADR	83,132
5,900	BAE Systems PLC, ADR	95,981
12,600	Barclays PLC, ADR	487,494
200	Bespak PLC, ADR	1,601
5,492	BG Group PLC, ADR***	186,948
1,900	BOC Group PLC, ADR***	61,826
28,400	BP PLC, ADR	1,633,852
800	British Airways PLC, ADR†	30,104
7,991	British American Tobacco PLC, ADR	233,257
4,100	British Land Company PLC, ADR	55,443
3,750	British Sky Broadcasting Group PLC, ADR	131,100
6,800	BT Group PLC, ADR	224,060
700	Bunzl PLC, ADR***	26,635
6,168	Cable & Wireless PLC, ADR	32,444
4,000	Cadbury Schweppes PLC, ADR	123,640
300	Cambridge Antibody Technology Group PLC, ADR†	3,270
1,264	Carnival PLC, ADR	62,758
3,300	Centrica PLC, ADR***	149,886
2,900	COLT Telecom Group PLC, ADR†,***	8,990
16,800	Compass Group PLC, ADR***	67,034
2,900	Cookson Group PLC, ADR†	7,871
3,500	Corus Group PLC, ADR†	32,620
500	Danka Business Systems PLC, ADR†	1,891
5,983	Diageo PLC, ADR	301,723
4,990	Dixons Group PLC, ADR	46,255
300	ebookers plc, ADR†	2,406
1,100	Eidos PLC, ADR†,***	1,980
3,025	EMI Group PLC, ADR***	24,167
750	Enodis PLC, ADR†	4,583
1,300	Gallaher Group PLC, ADR	60,411
5,700	Gkn PLC, ADR***	22,150
23,236	GlaxoSmithKline PLC, ADR	1,016,110
7,800	GUS PLC, ADR	127,032
1,125	Hanson PLC, ADR	41,625
10,100	HBOS PLC, ADR	409,030
6,100	Hilton Group PLC, ADR	61,097
17,153	HSBC Holdings PLC, ADR***	1,368,809
2,300	Imperial Chemical Industries PLC, ADR	35,420
2,825	Imperial Tobacco Group PLC, ADR	123,097
5,588	Intercontinental Hotels Group PLC, ADR	64,597
880	International Power PLC, ADR***	23,364
22,180	Invensys PLC, ADR†	9,032
3,325	J Sainsbury plc, ADR†,***	62,011
300	J.D. Wetherspoon PLC, ADR	6,643
3,400	Jardine Lloyd Thompson Group PLC	26,627
900	Johnson Matthey PLC, ADR	31,106
700	Kidde PLC, ADR	15,644
8,982	Kingfisher PLC, ADR	100,202
10,100	Legal & General Group PLC, ADR	90,698
2,500	Liberty International PLC, ADR***	37,413
10,800	Lloyds TSB Group PLC, ADR***	337,316
1,086	Lonmin PLC, ADR	21,519
38,700	Marks & Spencer Group PLC	240,221
2,980	Marks & Spencer Group PLC, ADR	110,978
4,050	Mitchells & Butlers PLC, ADR***	20,372
6,800	mmO2 PLC, ADR†	120,700
4,770	National Grid Group PLC, ADR	204,299
100	NDS Group PLC, ADR†	2,700
3,400	Novar PLC, ADR	7,137
65,600	Old Mutual PLC	135,633

6,200	Pearson PLC, ADR	66,306
2,900	Peninsular & Oriental Steam Navigation Co. (The), ADR	27,603
300	Peter Hambro Mining PLC, ADR†	4,924
1,450	Premier Farnell PLC, ADR	10,295
600	Premier Oil PLC, ADR†	6,862
7,928	Prudential PLC, ADR	129,260
2,300	Rank Group PLC (The), ADR	23,483
2,500	Reed Elsevier PLC, ADR	88,775
2,900	Rentokil Initial PLC, ADR	39,489
1,853	Reuters Group PLC, ADR	63,039
822	Rexam PLC, ADR***	31,497
2,100	Rio Tinto PLC, ADR	228,165
2,600	Rolls-Royce PLC, ADR	59,575
4,500	Royal & Sun Alliance Insurance Group PLC, ADR***	29,745
7,794	SABMiller PLC, ADR***	102,628
6,700	Scottish & Southern Energy PLC, ADR***	94,447
3,600	Scottish Power PLC, ADR***	111,024
12,600	Shell Transportation & Trading PLC, ADR	560,826
1,220	Shire Pharmaceuticals Group PLC, ADR***	34,953
400	Signet Group PLC, ADR***	24,876
500	SkyePharma PLC, ADR†	5,175
1,400	Smith & Nephew PLC, ADR	64,890
1,850	Spirent PLC, ADR†	7,955
900	Tate & Lyle PLC, ADR***	25,146
200	Taylor Nelson Sofres PLC, ADR	12,052
19,900	Tesco PLC, ADR	308,158
1,500	Tomkins PLC, ADR***	29,040
1,100	Trinity Mirror PLC, ADR	26,195
5,653	Unilever PLC, ADR	186,662
2,549	United Business Media PLC, ADR	21,616
2,200	United Utilities PLC, ADR***	44,792
52,423	Vodafone Group PLC, ADR	1,263,919
312	Warner Chilcott Public Limited Company, ADR	17,338
100	Wembley PLC, ADR	4,795
2,250	Wolseley PLC, ADR***	76,829
1,800	WPP Group PLC, ADR	84,058
2,500	Yule Catto & Company PLC	11,661

		14,120,084

United States — 0.1%
400	AsiaInfo Holdings, Inc.†	1,952
700	Autoliv, Inc.	28,280
230	Bookham, Inc.†,***	1,495
400	deCODE genetics, Inc.†,***	3,012
300	Golden Telecom, Inc.***	8,559
200	Intac International, Inc.†,***	1,606
330	Magna Entertainment Corp., Class A†,***	1,798
400	Marshall Edwards, Inc.†	3,550
300	Mettler-Toledo International, Inc.†	14,166
100	Octel Corp.***	2,124
300	Sohu.com, Inc.†,***	4,989
1,950	Telewest Global, Inc.†,***	22,659

		94,190

Venezuela — 0.0% #
442	Compania Anonima Nacional Telefonos de Venezuela, ADR	9,958
500	Electricidad de Caracas, ADR	4,945

		14,903

TOTAL COMMON STOCKS
(Cost $49,105,170)		63,567,682

INVESTMENT COMPANY SECURITIES — 4.7%
(Cost $3,099,378)

United States — 4.7%
22,410	iShares MSCI EAFE Index Fund	3,168,774

Principal
Amount
REPURCHASE AGREEMENT (d) — 1.5%
(Cost $1,006,000)

$1,006,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $1,006,048 on 10/01/2004, collateralized by $1,027,013 FNMA, 6.250% maturing 05/15/2029 (value $1,029,013)	1,006,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (e) — 17.8%
(Cost $12,108,609)

12,108,609	State Street Navigator Securities Lending Trust — Prime Portfolio††	12,108,609

TOTAL INVESTMENTS — 117.6%
(Cost $65,319,157*)		$79,851,065

(a)	All percentages shown are based on net assets of the Munder International Equity Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economical developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(e)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,718,130 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,186,222 and net appreciation for financial reporting purposes was $14,531,908. At September 30, 2004, aggregate cost for financial reporting purposes was $65,319,157.
**	Fair valued security as of September 30, 2004 (see note (c) above).
***	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	As September 30, 2004, the market value of the securities on loan is $11,837,808.
†††	Country classification for this security is not based on the country of organization, but rather on the country in which the security is primarily traded, the country in which the issuer has a principal office, the country in which most of the issuer’s assets are located, or the country in which goods are produced or sold, investments are made or services are performed that account for most of the issuer’s revenues or profits.
#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR NYR FNMA GDR OJSC PRF SAV	— — — — — — —	American Depositary Receipt New York Registered Shares Federal National Mortgage Association Global Depositary Receipt Open Joint Stock Company Preference Shares Savings Shares

At September 30, 2004, industry diversification of the Fund was as follows:

	% of
	Net Assets		Value
COMMON STOCKS:
Banks	13.7%		$9,299,421
Oil & Gas	11.3		7,680,955
Diversified Telecommunication Services	8.6		5,846,624
Pharmaceuticals	7.3		4,963,857
Wireless Telecommunication Services	4.6		3,153,955
Insurance	3.9		2,628,034
Industrial Conglomerates	3.8		2,590,633
Metals & Mining	3.7		2,489,540
Automobiles	3.6		2,471,033
Electric Utilities	3.3		2,235,848
Media	2.7		1,830,357
Diversified Financials	2.6		1,755,747
Food Products	2.3		1,575,845
Chemicals	1.8		1,199,170
Household Durables	1.6		1,114,833
Beverages	1.6		1,057,112
Communications Equipment	1.3		898,409
Electronic Equipment & Instruments	1.0		695,788
Semiconductor Equipment & Products	1.0		690,961
Food & Drug Retailing	0.9		631,787
Software	0.9		580,650
Real Estate	0.8		524,186
Hotels Restaurants & Leisure	0.7		489,888
Office Electronics	0.7		449,320
Machinery	0.6		440,373
Tobacco	0.6		416,765
Information Technology Consulting & Services	0.6		398,383
Construction Materials	0.5		374,435
Trading Companies & Distribution	0.5		371,336
Paper & Forest Products	0.5		361,958
Multiline Retail	0.5		353,397
Gas Utilities	0.5		343,518
Health Care Providers & Services	0.5		343,240
Airlines	0.5		323,172
Auto Components	0.4		296,830
Multi-Utilities & Unregulated Power	0.4		256,136
Leisure Equipment & Products	0.3		234,041
Commercial Services & Supplies	0.3		224,814
Aerospace & Defense	0.3		193,447
Electrical Equipment	0.3		187,518
Computers & Peripherals	0.3		185,106
Road & Rail	0.3		171,306
Energy Equipment & Services	0.2		139,594
Containers & Packaging	0.2		134,022
Marine	0.2		114,083
Specialty Retail	0.2		111,616
Transportation Infrastructure	0.2		107,550
Biotechnology	0.2		104,590
Retail	0.2		103,119
Air Freight & Couriers	0.2		101,996
Internet Software & Services	0.1		100,015
Textiles & Apparel	0.1		66,847
Personal Products	0.1		55,928
Building	0.1		43,758
Building Products	0.0	#	32,949
Construction & Engineering	0.0	#	16,572
Waste Management	0.0	#	3,715
Internet & Catalog Retail	0.0	#	1,600

TOTAL COMMON STOCKS	93.6		63,567,682
INVESTMENT COMPANY SECURITIES	4.7		3,168,774
REPURCHASE AGREEMENT	1.5		1,006,000
COLLATERAL FOR SECURITIES ON LOAN	17.8		12,108,609

TOTAL INVESTMENTS	117.6%		$79,851,065

# Amount represents less than 0.1% of net assets.

Munder International Growth Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 100.0%

Australia — 1.1%
65,000	Santos Ltd.		$346,010

Austria — 1.3%
5,900	Bank Austria Creditanstalt AG		418,333

Belgium — 1.1%
18,300	Dexia		341,769

France — 8.7%
15,670	AXA		316,974
6,754	BNP Paribas SA		436,113
18,733	France Telecom SA		466,630
5,800	Neopost SA		372,351
5,300	Sanofi-Aventis		384,346
3,743	Total SA, Class B		762,251

			2,738,665

Germany — 13.1%
2,600	Adidas-Salomon AG		362,728
2,469	Allianz AG		248,612
9,612	AWD Holding AG		317,967
7,200	Continental AG		391,330
5,000	Deutsche Bank AG†		359,300
20,213	Deutsche Telekom AG†		374,986
5,158	E.ON AG		380,454
9,900	Hannover Rueckversicherung AG		320,856
7,650	RWE AG		365,537
2,400	SAP AG†		372,823
6,235	Vossloh AG		243,496
6,300	Wincor Nixdorf AG†		375,505

			4,113,594

Hong Kong — 2.7%
40,000	Cheung Kong (Holdings) Ltd.		343,673
350,000	Li & Fung Ltd.		500,442

			844,115

Ireland — 4.0%
18,850	Allied Irish Banks PLC		315,995
23,670	Anglo Irish Bank Corporation PLC		433,535
12,625	IAWS Group PLC		154,764
145,000	Independent News & Media PLC		361,908

			1,266,202

Israel — 1.6%
35,300	Bank Hapoalim BM, GDR		490,670

Italy — 2.0%
28,411	ENI-Ente Nazionale Idrocarburi SpA		636,440

Japan — 21.6%
330	Belluna Company Ltd.		10,332
17,000	Bridgestone Corporation		315,486
20,000	Credit Saison Co. Ltd.		615,273
112,000	D&M Holdings, Inc.†		267,308
73	East Japan Railway Company		377,603
7,000	Honda Motor Co. Ltd.		339,217
25,500	Kintetsu World Express, Inc.		454,717
41,000	Leopalace21 Corporation		757,158
36,000	Mitsubishi Corporation		389,092
31,000	Nissan Motor Co. Ltd.		337,583
400	NTT DoCoMo, Inc.		678,797
33,600	Point, Inc.		923,889
60,000	Taisei Corporation		190,571
14,000	Takeda Chemical Industries Ltd.		635,238
35,000	TonenGeneral Sekiyu K.K.		302,055
48	West Japan Railway Company		187,304

			6,781,623

Luxembourg — 1.2%
19,664	Arcelor		363,337

Netherlands — 2.0%
13,000	Koninklijke (Royal) Philips Electronics N.V.†		297,672
20,900	Vedior N.V.		323,110

			620,782

Norway — 2.5%
16,750	Schibsted ASA		356,465
54,438	Telenor ASA		414,480

			770,945

Papua New Guinea — 0.9%
370,000	Lihir Gold Ltd.		286,731

Portugal — 2.0%
143,000	Banco Comercial Portugues SA		310,748
29,250	Portugal Telecom SGPS SA		322,169

			632,917

South Korea — 0.8%
7,198	Kookmin Bank†	227,848
500	Kookmin Bank, ADR	15,920

		243,768

Spain — 3.4%
11,500	Aldeasa SA	353,433
8,850	Grupo Ferrovial SA	395,072
20,772	Telefonica SA	310,814

		1,059,319

Sweden — 5.1%
13,700	Hennes & Mauritz AB, Series B	376,952
47,000	Nordea Bank AB	383,766
34,000	Skanska AB	353,438
157,300	Telefonaktiebolaget LM Ericsson, Series B†	487,852

		1,602,008

Switzerland — 7.4%
2,005	Nestle SA	459,755
9,161	Novartis AG	427,477
6,081	Roche Holding AG	628,943
2,580	Swatch Group AG, Class B	348,551
6,729	UBS AG	474,226

		2,338,952

United Kingdom — 17.5%
112,376	BP PLC	1,072,760
19,200	British American Tobacco PLC	278,317
22,516	British Sky Broadcasting Group PLC	195,281
12,646	Cobham PLC	304,834
47,291	Compass Group PLC	188,709
28,693	Exel PLC	355,172
24,618	GlaxoSmithKline PLC	530,605
47,272	Rexam PLC	362,296
17,380	Royal Bank of Scotland Group PLC	501,983
96,431	Serco Group PLC	375,199
17,188	Standard Chartered PLC	295,032
287,145	Vodafone Group PLC	687,232
22,300	Xstrata PLC	366,637

		5,514,057

TOTAL COMMON STOCKS
(Cost $25,022,375)		31,410,237

PREFERRED STOCKS — 2.4%

Germany — 2.4%
19,731	ProSiebenSat.1 Media AG	363,594
9,400	Rheinmetall AG	393,245

TOTAL PREFERRED STOCKS
(Cost $551,322)		756,839

INVESTMENT COMPANY SECURITIES — 0.8%
(Cost $700,000)

Korea — 0.8%
70,000	Korea Investment Opportunities Ltd.†,*,**	254,100

WARRANTS — 0.0%#
(Cost $228)

Japan — 0.0%#
30	Belluna Company Ltd., expires 09/29/2006 (exercise price: JPY 4,028)†,*	50

Principal
Amount
REPURCHASE AGREEMENT (d) — 1.5%
(Cost $480,000)

$480,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $480,023 on 10/01/2004, collateralized by $430,000 FNMA, 6.250% maturing 05/15/2029 (value $493,425)	480,000

TOTAL INVESTMENTS — 104.7%
(Cost $26,753,925***)		$32,901,226

(a)	All percentages are based on net assets of the Munder International Growth Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuations of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
†	Non-income producing security.
#	Amount represents less than 0.1% of net assets.
*	Fair valued security as of September 30, 2004 (see note (c) above).
**	Affiliated security. The term “affiliate” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended September 30, 2004, the Fund held the following affiliated securities:

	Value at	Purchased		Sold		Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	9/30/04
Korea Investment Opportunities Ltd.	$262,500	$—	—	$—	—	$254,100

***	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,262,340 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,115,039 and net appreciation for financial reporting purposes was $6,147,301. At September 30, 2004, aggregate cost for financial reporting purposes was $26,753,925.

ABBREVIATIONS:
ADR FNMA GDR JPY	— — — —	American Depositary Receipt Federal National Mortgage Association Global Depositary Receipt Japanese Yen

At September 30, 2004, industry diversification of the Fund was as follows:

	% of
	Net Assets		Value
COMMON STOCKS:
Banks	13.0%		$4,096,235
Oil & Gas	9.9		3,119,516
Pharmaceuticals	8.3		2,606,608
Diversified Telecommunication Services	6.0		1,889,079
Real Estate	4.8		1,519,164
Wireless Telecommunication Services	4.3		1,366,029
Metals & Mining	3.2		1,016,704
Construction & Engineering	3.0		939,081
Diversified Financials	3.0		933,240
Retail	2.9		923,890
Media	2.9		913,654
Insurance	2.8		886,443
Air Freight & Logistics	2.6		809,888
Specialty Retail	2.3		730,385
Textiles & Apparel	2.3		711,278
Auto Components	2.2		706,816
Commercial Services & Supplies	2.2		698,309
Automobiles	2.2		676,800
Machinery	2.1		619,002
Food Products	2.0		614,519
Road & Rail	1.8		564,908
Distributors	1.6		500,442
Industrial Conglomerates	1.6		490,670
Communication Equipment	1.6		487,852
Trading Companies & Distributors	1.2		389,092
Electric Utilities	1.2		380,454
Software	1.2		372,823
Office Electronics	1.2		372,351
Multi-Utilities	1.2		365,537
Containers & Packaging	1.2		362,296
Aerospace & Defense	1.0		304,834
Household Durables	0.9		297,672
Tobacco	0.9		278,317
Electronic Equipment	0.9		267,308
Hotels, Restaurants & Leisure	0.6		188,709
Internet & Catalog Retail	0.0	#	10,332

TOTAL COMMON STOCKS	100.0		31,410,237
PREFERRED STOCKS:
Industrial Conglomerates	1.2		393,245
Media	1.2		363,594

TOTAL PREFERRED STOCKS	2.4		756,839
INVESTMENT COMPANY SECURITIES	0.8		254,100
WARRANTS:
Banks	0.0	#	50
REPURCHASE AGREEMENT	1.5		480,000

TOTAL INVESTMENTS	104.7%		$32,901,226

# Amount represents less than 0.1% of net assets.

Munder Large-Cap Value Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 100.0%

Aerospace & Defense — 2.0%
19,334	United Technologies Corporation	$1,805,409

Auto Components — 1.9%
7,671	Lear Corporation	417,686
16,935	Magna International, Inc., Class A	1,254,545

		1,672,231

Beverages — 1.9%
18,439	Anheuser-Busch Companies, Inc.	921,028
21,185	Constellation Brands, Inc., Class A †	806,301

		1,727,329

Building Products — 1.7%
44,508	Masco Corporation	1,536,861

Capital Markets — 4.8%
10,200	Bear Stearns Companies, Inc. (The)	980,934
79,995	E*TRADE Financial Corporation †	913,543
12,401	Goldman Sachs Group, Inc. (The)	1,156,269
15,728	Lehman Brothers Holdings, Inc.	1,253,836

		4,304,582

Chemicals — 3.7%
12,000	BASF AG, ADR **	707,400
43,138	Praxair, Inc.	1,843,718
11,500	Scotts Company (The) †	737,725

		3,288,843

Commercial Banks — 8.6%
39,072	Bank of America Corporation	1,692,990
59,410	U.S. Bancorp	1,716,949
33,700	Wachovia Corporation	1,582,215
28,688	Wells Fargo & Company	1,710,665
15,650	Zions Bancorporation	955,276

		7,658,095

Communications Equipment — 1.2%
76,480	Nokia Corporation, ADR	1,049,306

Computers & Peripherals — 2.3%
22,033	Hewlett-Packard Company	413,119
8,968	International Business Machines Corporation	768,916
10,516	Lexmark International, Inc., Class A †	883,449

		2,065,484

Consumer Finance — 0.5%
6,345	Capital One Financial Corporation	468,896

Diversified Financial Services — 4.7%
68,301	Citigroup, Inc.	3,013,440
30,259	J.P. Morgan Chase & Co.	1,202,190

		4,215,630

Diversified Telecommunication Services — 5.1%
23,651	ALLTEL Corporation	1,298,676
47,626	SBC Communications, Inc.	1,235,895
51,319	Verizon Communications, Inc.	2,020,942

		4,555,513

Electric Utilities — 3.6%
8,000	Consolidated Edison, Inc.	336,320
4,912	DTE Energy Company **	207,237
12,435	Edison International	329,652
5,834	Entergy Corporation	353,599
11,712	Exelon Corporation	429,713
4,909	FPL Group, Inc.	335,383
2,840	PPL Corporation	133,991
9,924	Progress Energy, Inc.	420,182
7,213	TXU Corp.	345,647
9,562	Wisconsin Energy Corporation	305,028

		3,196,752

Electrical Equipment — 2.4%
24,795	Cooper Industries Ltd., Class A	1,462,905
16,739	Rockwell Automation, Inc.	647,799

		2,110,704

Electronic Equipment & Instruments — 1.1%
29,550	Amphenol Corporation, Class A †	1,012,383

Energy Equipment & Services — 1.7%
21,300	National-Oilwell, Inc. †, **	699,918
40,000	Pride International, Inc. †	791,600

		1,491,518

Food & Staples Retailing — 3.3%
34,000	BJ’s Wholesale Club, Inc. †	929,560
23,400	CVS Corporation	985,842
37,000	SUPERVALU, INC.	1,019,350

		2,934,752

Health Care Providers & Services — 1.8%
18,494	Anthem, Inc. †	1,613,602

Hotels, Restaurants & Leisure — 1.5%
13,574	Carnival Corporation	641,915
13,132	Harrah’s Entertainment, Inc.	695,733

		1,337,648

Household Durables — 3.0%
40,114	Centex Corporation	2,024,152
11,000	Pulte Homes, Inc.	675,070

		2,699,222

Household Products — 1.1%
14,405	Kimberly-Clark Corporation	930,419

Industrial Conglomerates — 5.1%
79,000	General Electric Company	2,652,820
61,528	Tyco International Ltd.	1,886,448

		4,539,268

Insurance — 6.8%
40,636	ACE Limited	1,627,878
18,143	Ambac Financial Group, Inc.	1,450,533
12,574	American International Group, Inc.	854,906
26,100	MetLife, Inc.	1,008,765
23,100	Prudential Financial, Inc.	1,086,624

		6,028,706

Machinery — 1.5%
16,855	ITT Industries, Inc.	1,348,231

Media — 3.5%
31,774	Clear Channel Communications, Inc.	990,396
25,074	Comcast Corporation, Class A Special †	700,066
43,200	Cox Communications, Inc., Class A †	1,431,216

		3,121,678

Metals & Mining — 1.5%
39,062	Alcoa, Inc.	1,312,093

Multiline Retail — 0.8%
12,000	Neiman Marcus Group, Inc. (The), Class A **	690,000

Multi-Utilities & Unregulated Power — 1.1%
7,120	Dominion Resources, Inc. **	464,580
9,983	Duke Energy Corporation	228,511
4,683	Equitable Resources, Inc.	254,334

		947,425

Oil & Gas — 10.1%
31,420	Apache Corporation	1,574,456
24,608	ChevronTexaco Corporation	1,319,973
18,600	ConocoPhillips	1,541,010
73,319	Exxon Mobil Corporation	3,543,508
9,400	Total SA, ADR **	960,398

		8,939,345

Pharmaceuticals — 1.3%
9,840	Merck & Co., Inc.	324,720
26,520	Pfizer, Inc.	811,512

		1,136,232

Real Estate — 3.3%
29,480	General Growth Properties, Inc., REIT	913,880
6,339	New Century REIT, Inc.	367,662
21,930	ProLogis, REIT	772,813
14,538	Vornado Realty Trust, REIT	911,242

		2,965,597

Software — 2.5%
48,100	BMC Software, Inc. †	760,461
20,410	Check Point Software Technologies Ltd. †	346,358
39,800	Microsoft Corporation	1,100,470

		2,207,289

Specialty Retail — 1.2%
57,000	Gap, Inc. (The)	1,065,900

Thrifts & Mortgage Finance — 3.4%
21,428	Countrywide Financial Corporation	844,049
16,912	Federal Home Loan Mortgage Corporation	1,103,339
25,800	PMI Group, Inc. (The)	1,046,964

		2,994,352

TOTAL COMMON STOCKS
(Cost $70,731,135)		88,971,295

Principal
Amount
REPURCHASE AGREEMENT (c) — 0.4%
(Cost $409,000)
$409,000	Agreement with State Street Bank & Trust Company, 1.700% dated 09/30/2004, to be repurchased at $409,019 on 10/01/2004, collateralized by $420,000 FNMA, 5.500% maturing 06/19/2028 ($417,375)	409,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 3.0%
(Cost $2,672,891)

2,672,891	State Street Navigator Securities Lending Trust — Prime Portfolio††	2,672,891

TOTAL INVESTMENTS — 103.4%
(Cost $73,813,026*)		$92,053,186

(a)	All percentages are based on net assets of the Munder Large-Cap Value Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,973,414 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,733,254 and net appreciation for financial reporting purposes was $18,240,160. At September 30, 2004, aggregate cost for financial reporting purposes was $73,813,026.
**	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	As of September 30, 2004, the market value of securities on loan is $2,616,068.

ABBREVIATIONS:
ADR FNMA REIT	— American Depositary Receipt — Federal National Mortgage Association — Real Estate Investment Trust

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCKS:
United States	88.8%	$79,034,142
Bermuda	3.8	3,349,353
Cayman Islands	1.8	1,627,878
Canada	1.4	1,254,545
Finland	1.2	1,049,306
France	1.1	960,398
Germany	0.8	707,400
Panama	0.7	641,915
Israel	0.4	346,358

TOTAL COMMON STOCKS	100.0	88,971,295
REPURCHASE AGREEMENT	0.4	409,000
COLLATERAL FOR SECURITIES ON LOAN	3.0	2,672,891

TOTAL INVESTMENTS	103.4%	$92,053,186

Munder Michigan Tax-Free Bond Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Principal			Rating
Amount			S&P	Moody’s	Value (c)
MUNICIPAL BONDS AND NOTES — 93.0%
	Michigan — 93.0%
	$600,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	AAA	Aaa	$611,904
	515,000	Clinton Township, Michigan Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	AAA	Aaa	565,738
	750,000	De Witt, Michigan, Public Schools, GO, (FSA Insured, Q-SBLF), 4.700% due 05/01/2012	AAA	Aaa	788,190
	600,000	Delta Charter Township, Michigan, GO, (MBIA Insured), 5.000% due 05/01/2014	AAA	Aaa	663,516
	750,000	Fowlerville, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 4.500% due 05/01/2015	AAA	Aaa	775,350
	705,000	Grand Rapids, Michigan, Building Authority, Revenue, GO, 5.000% due 04/01/2016	AA	Aa2	792,780
	500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	AAA	Aaa	530,105
	375,000	Grand Traverse County, Michigan, Building Authority, GO, (FSA Insured), 4.000% due 11/01/2019	AAA	Aaa	369,506
	635,000	Grand Valley, Michigan State University Revenue, (FGIC Insured), 5.500% due 02/01/2018	AAA	Aaa	724,840
	700,000	Green Oak Township, Michigan, GO, (MBIA Insured), 4.200% due 05/01/2021	NR	Aaa	692,510
	400,000	Grosse Pointe, Michigan, Public Schools, GO, 4.750% due 05/01/2022	AA+	Aa2	412,584
	300,000	Hamilton, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.000% due 05/01/2024	AAA	Aaa	307,476
	750,000	Holland, Michigan Building Authority, GO, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	786,000
	750,000	Jenison, Michigan Public Schools, GO, Building and Site, (FGIC Insured), 5.000% due 05/01/2021	AAA	Aaa	788,610
	760,000	Kent County, Michigan, Airport Facility Revenue, 4.750% due 01/01/2016	AAA	Aaa	789,716
	350,000	Kent County, Michigan, Building Authority, GO, 5.000% due 06/01/2021	AAA	Aaa	364,942
	500,000	Kentwood, Michigan, Public Schools, GO, (MBIA Insured), 5.000% due 05/01/2023	AAA	Aaa	522,405
	500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	519,005

500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025	AAA	Aaa	547,910
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	AAA	Aaa	517,555
500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	AAA	Aaa	541,230
600,000	Michigan State Enviromental Protection Program, GO, 6.250% due 11/01/2012	AA+	Aa1	699,120
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A (AMBAC Insured), 6.000% due 05/15/2010	AAA	Aaa	362,404
500,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	510,080
500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	AAA	Aaa	612,785
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018
500,000	Redford, Michigan Unified School District, GO:	AAA	Aaa	519,850
500,000	(AMBAC Insured, Q-SBLF), 5.500% due 05/01/2014	AAA	Aaa	578,340
350,000	Refunding, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2022	AAA	Aaa	383,645
250,000	Southfield, Michigan, Public Schools, School Building & Site, Series B, (FSA Insured, Q-SBLF), 5.250% due 05/01/2025	AAA	Aaa	264,930
500,000	Utica, Michigan, Community Schools District, GO, (Q-SBLF), 5.000% due 05/01/2020	AA+	Aa1	534,730
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	AA+	Aa1	444,532
300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	338,052
400,000	Warren, Michigan, Downtown Development, GO, (MBIA Insured), 4.250% due 10/01/2026	AAA	Aaa	375,512
300,000	West Ottawa, Michigan, Public School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	307,629
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	AAA	Aaa	522,210

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $18,150,392)	19,065,691

Shares
INVESTMENT COMPANY SECURITIES - 5.4%
110,513	Dreyfus Tax-Exempt Cash Management	110,513
990,169	Valiant Tax-Exempt Money Market Fund	990,169

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,100,682)		1,100,682

TOTAL INVESTMENTS — 98.4%
(Cost $19,251,074*)		$20,166,373

(a)	All percentages are based on net assets of the Munder Michigan Tax-Free Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2004, investments in these insured securities represented 65.9% of the Fund.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $978,150 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $62,851 and net appreciation for financial reporting purposes was $915,299. At September 30, 2004, aggregate cost for financial reporting purposes was $19,251,074.

ABBREVIATIONS:
	AMBAC	- American Municipal Bond Assurance Corporation
	AMT	- Alternative Minimum Tax
	FGIC	- Federal Guaranty Insurance Corporation
	FSA	- Financial Security Assurance
	GO	- General Obligation Bonds
	MBIA	- Municipal Bond Investors Assurance
	NR	- Not Rated
	Q-SBLF	- Qualified School Bond Loan Fund

At September 30, 2004, the sector diversification of the Fund was as follows:

	% of Net Assets	Value
MUNICIPAL BONDS AND NOTES:
Insured	65.9%	$13,501,647
General Obligations	19.0	3,894,369
Revenue	8.1	1,669,675

TOTAL MUNICIPAL BONDS AND NOTES	93.0	19,065,691
INVESTMENT COMPANY SECURITIES	5.4	1,100,682

TOTAL INVESTMENTS	98.4%	$20,166,373

Munder Micro-Cap Equity Fund

     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS - 95.1%
Aerospace and Defense - 0.9%
230,900	Essex Corporation †	$2,662,277

Auto Components - 5.4%
186,300	Drew Industries, Inc. †	6,678,855
50,400	Keystone Automotive Industries, Inc. †	1,108,800
70,100	LKQ Corporation †	1,280,727
166,500	Noble International, Ltd.	3,041,955
193,100	Quantum Fuel Systems Technologies Worldwide, Inc. †,***	1,052,395
164,800	Spartan Motors, Inc.	2,313,792

		15,476,524

Biotechnology - 0.6%
91,950	Neogen Corporation †,***	1,795,784

Building Products - 1.4%
120,000	Universal Forest Products, Inc.	4,104,000

Chemicals - 0.6%
105,000	Penford Corporation	1,828,050

Commercial Banks - 2.3%
35,000	Bancorp Bank (The) †,***	712,250
78,600	Bank of the Ozarks, Inc. ***	2,336,778
30,819	Mercantile Bank Corporation ***	1,073,734
81,850	Prosperity Bancshares, Inc. ***	2,187,032
10,000	Valley Bancorp †	233,500

		6,543,294

Commercial Services & Supplies - 4.4%
159,900	Exponent, Inc. †	4,405,245
65,400	Portfolio Recovery Associates, Inc. †,***	1,922,106
43,050	Providence Service Corporation (The) †	833,878
237,100	Team, Inc. †	3,665,566
200,000	WCA Waste Corporation †,***	1,758,000

		12,584,795

Communications Equipment - 1.1%
281,500	Digi International, Inc. †	3,217,545

Computers & Peripherals - 1.6%
180,000	Mobility Electronics, Inc. †,***	1,483,200
124,885	Rimage Corporation †	1,748,390
40,000	Stratasys, Inc. †,***	1,262,200

		4,493,790

Construction & Engineering - 0.8%
160,000	Keith Companies, Inc. (The) †	2,384,000

Consumer Finance - 2.7%
62,000	Ace Cash Express, Inc. †	1,614,480
174,400	First Cash Financial Services, Inc. †	3,493,232
107,600	World Acceptance Corporation †	2,501,700

		7,609,412

Diversified Financial Services - 0.9%
256,000	KKR Financial Corporation, 144A, †, **, ***, †††	2,598,400

Electronic Equipment & Instruments - 1.7%
57,100	Digital Theater Systems, Inc. †,***	1,042,075
413,200	TTM Technologies, Inc. †,***	3,673,348

		4,715,423

Energy Equipment & Services - 2.5%
124,500	Enerflex Systems Ltd.	1,988,655
207,600	Pason Systems, Inc.	5,097,911

		7,086,566

Food Products - 0.4%
265,600	Darling International Inc. †	1,144,736

Health Care Equipment & Supplies - 3.9%
30,000	dj Orthopedics, Inc. †	529,500
83,900	Kensey Nash Corporation †,***	2,197,341
306,921	Merit Medical Systems, Inc. †	4,637,576
121,500	PolyMedica Corporation ***	3,742,200

		11,106,617

Health Care Providers & Services - 6.7%
350,000	Air Methods Corporation †,***	2,257,500
95,900	America Service Group, Inc. †	3,935,736
98,100	American Dental Partners, Inc. †	1,962,000
42,600	American Healthways, Inc. †,***	1,240,086
139,994	Horizon Health Corporation †	2,953,874
127,900	ICON PLC, ADR †	4,209,189
123,000	MEDTOX Scientific, Inc. †	885,600
101,075	Odyssey Healthcare, Inc. †,***	1,794,081

		19,238,066

Hotels, Restaurants & Leisure - 0.6%
48,200	Shuffle Master, Inc. †,††,***	1,805,572

Household Durables - 4.0%
173,000	Craftmade International, Inc.	3,415,020
83,100	Dominion Homes, Inc. †,***	1,979,442
133,000	Levitt Corporation, Class A	3,120,180
70,900	Orleans Homebuilders, Inc. †,***	1,596,668
32,400	Stanley Furniture Company, Inc.	1,425,600

		11,536,910

Industrial Conglomerates - 2.2%
138,500	Raven Industries, Inc. ***	6,156,325

Information Technology Services - 1.1%
87,100	ManTech International Corporation, Class A †,***	1,630,512
48,000	StarTek, Inc.	1,505,280

		3,135,792

Insurance - 2.5%
127,600	Hub International Limited	2,307,008
297,000	Meadowbrook Insurance Group, Inc. †	1,446,390
162,500	Scottish Re Group Limited ***	3,440,125

		7,193,523

Internet Software & Services - 1.9%
58,000	J2 Global Communications, Inc. †,***	1,832,220
83,700	Websense, Inc. †,***	3,487,779

		5,319,999

Leisure Equipment & Products - 1.3%
162,100	MarineMax, Inc. †	3,650,492

Machinery - 3.6%
105,000	Actuant Corporation, Class A †	4,327,050
51,000	Cascade Corporation	1,415,760
66,749	Ceradyne, Inc. †,***	2,930,949
93,400	Commercial Vehicle Group, Inc. †	1,479,456

		10,153,215

Media - 0.2%
60,000	WPT Enterprises, Inc. †,***	600,000

Metals & Mining - 0.2%
23,000	Metals USA, Inc. †	408,020

Oil & Gas - 3.4%
38,000	Atlas America, Inc. †,***	827,260
363,600	Brigham Exploration Company †,***	3,417,840
130,000	Southwestern Energy Company †	5,458,700

		9,703,800

Pharmaceuticals - 1.0%
135,300	Salix Pharmaceuticals, Ltd. ***	2,911,656

Real Estate - 15.9%
240,000	American Home Mortgage Investment Corp., REIT ***	6,708,000
219,000	Anworth Mortgage Asset Corporation, REIT ***	2,492,220
339,700	Ashford Hospitality Trust, Inc., REIT	3,193,180
43,200	Bimini Mortgage Management, Inc., REIT †	680,832
145,000	Corporate Office Properties Trust, REIT	3,714,900
45,800	Correctional Properties Trust, REIT	1,250,340
93,100	First Potomac Realty Trust, REIT	1,923,446
127,500	Gramercy Capital Corp., REIT †	1,989,000
271,500	Hersha Hospitality Trust, REIT	2,552,100
335,500	Highland Hospitality Corporation, REIT	3,824,700
150,000	HomeBanc Corp., REIT †	1,350,000
75,000	JER Investment Trust, Inc. 144A,†,**,†††	1,125,000
237,600	Luminent Mortgage Capital, Inc., REIT	3,012,768
190,600	Medical Properties Trust, Inc., REIT, 144A,†,**,†††	1,906,000
300,000	New York Mortgage Trust, Inc.	2,805,000
162,200	Newcastle Investment Corp., REIT	4,979,540
170,000	Sunset Financial Resources, Inc., REIT	1,813,900

		45,320,926

Road & Rail - 5.3%
225,000	Genesee & Wyoming, Inc., Class A †	5,697,000

		119,000	Marten Transport, Ltd. †	2,078,930
		78,400	Mullen Transportation, Inc.	2,540,525
		169,680	Old Dominion Freight Line, Inc. †	4,888,481

				15,204,936

	Semiconductors & Semiconductor Equipment - 2.2%
		189,100	Diodes, Incorporated †,***	4,871,216
		281,800	White Electronic Designs Corporation †	1,380,820

				6,252,036

	Software - 2.1%
		370,000	Citadel Security Software, Inc. †,***	921,300
		113,400	Docucorp International, Inc. †	963,900
		127,300	RADWARE Ltd. †,***	2,800,600
		88,000	Sonic Solutions †,***	1,436,160

				6,121,960

	Specialty Retail - 3.8%
		54,500	A.C. Moore Arts & Crafts, Inc. †	1,347,785
		152,500	Hibbett Sporting Goods, Inc. †	3,124,725
		199,900	Lithia Motors, Inc., Class A	4,249,874
		190,300	Rush Enterprises, Inc., Class B, †	2,224,607

				10,946,991

	Textiles, Apparel & Luxury Goods - 0.5%
		77,300	Lakeland Industries, Inc.	1,404,618

	Thrifts & Mortgage Finance - 4.6%
		200,000	Accredited Home Lenders Holding Company †,***	7,704,000
		90,300	New Century Financial Corporation ***	5,437,866

				13,141,866

	Trading Companies & Distributors - 0.3%
		55,087	Beacon Roofing Supply, Inc. †,***	903,427

	Wireless Telecommunication Services - 0.5%
		450,000	LCC International, Inc., Class A †,***	1,431,000

TOTAL COMMON STOCKS
(Cost $195,489,338)				271,892,343

WARRANTS - 0.0%
Commercial Services & Supplies - 0.0%
		320	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00) †,**	0

		320	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50) †,**	0

TOTAL WARRANTS
(Cost $0)				0

Principal Amount

REPURCHASE AGREEMENT (c) - 5.7%
(Cost $16,466,000)
	$16,466,000		Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $16,466,778, on 10/01/2004, collateralized by $14,640,000 FNMA, 6.250% maturing 05/15/2029 (value $16,799,400)	16,466,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) - 16.9%
(Cost $48,229,871)
	48,229,871		State Street Navigator Securities Lending Trust — Prime Portfolio#	48,229,871

TOTAL INVESTMENTS — 117.7%
(Cost $260,185,209*)				$336,588,214

(a)	All percentages are based on net assets of the Munder Micro-Cap Equity Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including options and depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
#	As of September 30, 2004, the market value of the securities on loan is $47,341,094.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $80,002,080 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,599,075 and net appreciation for financial reporting purposes was $76,403,005. At September 30, 2004, aggregate cost for financial reporting purposes was $260,185,209.
**	Fair valued security as of September 30, 2004 (see note (b) above).
***	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	A portion of security is pledged as collateral for call options written.
†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

OPEN OPTION CONTRACTS WRITTEN^

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value
Shuffle Master, Inc., Call Options	400	$35.00	11/20/04	$186,000

^	The Fund wrote call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option.

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCKS:
United States	87.2%	$249,508,330
Canada	4.2	11,934,099
Ireland	1.5	4,209,189
Cayman Islands	1.2	3,440,125
Israel	1.0	2,800,600

TOTAL COMMON STOCKS	95.1	271,892,343
WARRANTS	0.0	0
REPURCHASE AGREEMENT	5.7	16,466,000
COLLATERAL FOR SECURITIES ON LOAN	16.9	48,229,871

TOTAL INVESTMENTS	117.7%	$336,588,214

Munder MidCap Select Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 93.7%

Aerospace & Defense — 2.8%
51,400	L-3 Communications Holding, Inc.	$3,443,800

Auto Components — 1.1%
47,900	American Axle & Manufacturing Holdings, Inc.	1,401,554

Beverages — 1.3%
40,900	Constellation Brands, Inc., Class A †	1,556,654

Biotechnology — 2.0%
65,400	Gilead Sciences, Inc. †	2,444,652

Capital Markets — 3.4%
25,600	Affiliated Managers Group, Inc. †	1,370,624
107,500	Ameritrade Holding Corporation †	1,291,075
33,500	Investors Financial Services Corp.	1,511,855

		4,173,554

Chemicals — 2.0%
55,100	Airgas, Inc.	1,326,257
27,000	Praxair, Inc.	1,153,980

		2,480,237

Commercial Banks — 1.5%
45,500	UCBH Holdings, Inc.	1,777,685

Commercial Services & Supplies — 1.7%
44,400	Stericycle, Inc. †	2,037,960

Communications Equipment — 2.1%
59,200	Comverse Technology, Inc. †	1,114,736
416,500	JDS Uniphase Corporation †	1,403,605

		2,518,341

Construction Materials — 1.2%
31,000	Florida Rock Industries, Inc.	1,518,690

Electronic Equipment & Instruments — 0.1%
14,340	Au Optronics Corporation, ADR	179,537

Energy Equipment & Services — 3.0%
94,000	Patterson-UTI Energy, Inc.	1,792,580
33,600	Precision Drilling Corporation †	1,932,000

		3,724,580

Food Products — 1.4%
107,000	Tyson Foods, Inc., Class A	1,714,140

Gas Utilities — 1.2%
35,300	New Jersey Resources Corporation	1,461,420

Health Care Equipment & Supplies — 1.5%
39,000	ResMed, Inc. †	1,856,790

Health Care Providers & Services — 9.0%
49,250	Accredo Health, Incorporated †	1,160,822
36,800	Coventry Health Care, Inc. †	1,964,016
39,300	Health Management Associates, Inc., Class A	802,899
22,400	Patterson Companies, Inc. †	1,714,944
14,300	Quest Diagnostics Incorporated	1,261,546
53,000	Renal Care Group, Inc. †	1,708,190
114,800	VCA Antech, Inc. †	2,368,324

		10,980,741

Hotels, Restaurants & Leisure — 3.5%
60,700	International Game Technology	2,182,165
53,600	Penn National Gaming, Inc. †	2,165,440

		4,347,605

Household Durables — 2.8%
26,900	Pulte Homes, Inc.	1,650,853
30,700	Standard Pacific Corporation	1,730,559

		3,381,412

Information Technology Services — 2.8%
43,400	Cognizant Technology Solutions Corporation, Class A †	1,324,134
41,100	SRA International, Inc. †	2,119,116

		3,443,250

Insurance — 3.6%
25,950	ACE Limited	1,039,557
22,900	Ambac Financial Group, Inc.	1,830,855
30,500	RenaissanceRe Holdings Ltd.	1,573,190

		4,443,602

Internet Software & Services — 3.0%
42,750	Digital Insight Corporation †	582,682
53,200	Digital River Incorporated †	1,584,296
160,600	ValueClick, Inc. †	1,516,064

		3,683,042

Machinery — 2.9%
21,600	Briggs & Stratton Corporation	1,753,920
31,800	Oshkosh Truck Corporation	1,814,508

		3,568,428

Media — 1.2%
26,800	Getty Images, Inc. †	1,482,040

Metals and Mining — 1.5%
20,100	Phelps Dodge Corporation	1,849,803

Multiline Retail — 1.9%
26,100	Kmart Holding Corporaton †	2,282,967

Multi-Utilities & Unregulated Power — 1.2%
27,200	Equitable Resources, Inc.	1,477,232

Oil & Gas — 6.1%
99,200	Chesapeake Energy Corporation	1,570,336
33,400	Kinder Morgan, Inc.	2,098,188
53,700	Pioneer Natural Resources Company	1,851,576
61,500	XTO Energy, Inc.	1,997,520

		7,517,620

Personal Products — 1.5%
43,000	Alberto-Culver Company	1,869,640

Real Estate — 5.2%
82,300	Friedman, Billings, Ramsey Group, Inc., REIT, Class A	1,571,930
71,400	Impac Mortgage Holdings, Inc., REIT	1,877,820
16,311	New Century REIT, Inc.	946,038
75,000	Ventas, Inc., REIT	1,944,000

		6,339,788

Road & Rail — 2.4%
100,950	Old Dominion Freight Line, Inc. †	2,908,370

Semiconductors & Semiconductor Equipment — 1.4%
90,200	FormFactor, Inc †	1,747,174

Software — 4.0%
40,500	Electronic Arts, Inc. †	1,862,595
96,750	Red Hat, Inc. †	1,184,220
34,500	Symantec Corporation †	1,893,360

		4,940,175

Specialty Retail — 6.4%
22,900	Chico’s FAS, Inc. †	783,180
52,800	Dick’s Sporting Goods, Inc. †	1,880,736
80,600	Foot Locker, Inc.	1,910,220
53,900	Regis Corporation	2,167,858
35,300	Tractor Supply Company †	1,109,832

		7,851,826

Thrifts & Mortgage Finance — 4.3%
84,900	Countrywide Financial Corporation	3,344,211
31,700	New Century Financial Corporation	1,908,974

		5,253,185

Water Utilities — 1.4%
75,525	Aqua America, Inc.	1,669,858

Wireless Telecommunication Services — 1.3%
98,100	Nextel Partners, Inc., Class A †	1,626,498

TOTAL COMMON STOCKS
(Cost $96,631,033)		114,953,850

Principal
Amount

REPURCHASE AGREEMENT (c) — 6.7%
(Cost $8,216,000)

	$8,216,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $8,216,388 on 10/01/2004, collateralized by $7,745,000 FHLMC, 5.500% maturing 09/15/2011 (value $8,381,136)	8,216,000

TOTAL INVESTMENTS — 100.4%
(Cost $104,847,033*)			$123,169,850

(a)	All percentages are based on net assets of the Munder MidCap Select Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued at fair value by a pricing committee with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,154,435 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,831,618 and net appreciation for financial reporting purposes was $18,322,817. At September 30, 2004, aggregate cost for financial reporting purposes was $104,847,033.
†	Non-income producing security.

ABBREVIATIONS:
ADR FHLMC REIT	— American Depositary Receipt — Federal Home Loan Mortgage Corporation — Real Estate Investment Trust

Munder Multi-Season Growth Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 102.8%

Aerospace & Defense — 1.9%
27,863	L-3 Communications Holdings, Inc. **	$1,866,821

Air Freight & Logistics — 3.2%
18,100	FedEx Corporation	1,550,989
42,400	J.B. Hunt Transport Services, Inc.	1,574,736

		3,125,725

Automobiles — 1.3%
21,200	Harley-Davidson, Inc.	1,260,128

Biotechnology — 1.0%
17,855	Amgen, Inc. †	1,012,021

Capital Markets — 2.2%
29,000	Investors Financial Services Corp. **	1,308,770
16,650	Legg Mason, Inc.	886,946

		2,195,716

Chemicals — 0.8%
13,400	Sigma-Aldrich Corporation	777,200

Commercial Banks — 5.0%
40,200	Bank of America Corporation	1,741,866
10,000	Commerce Bancorp, Inc. **	552,000
32,300	UCBH Holdings, Inc.	1,261,961
23,400	Wells Fargo & Company	1,395,342

		4,951,169

Commercial Services & Supplies — 1.7%
11,183	Corporate Executive Board Company (The)	684,847
37,900	Education Management Corporation †	1,009,656

		1,694,503

Communications Equipment — 1.4%
74,717	Cisco Systems, Inc. †	1,352,378

Computers & Peripherals — 4.1%
44,588	Dell, Inc. †	1,587,333
16,706	International Business Machines Corporation	1,432,372
11,663	Lexmark International, Inc., Class A †	979,809

		3,999,514

Construction Materials — 0.9%
17,800	Florida Rock Industries, Inc.	872,022

Consumer Finance — 3.3%
13,400	Capital One Financial Corporation	990,260
31,200	MBNA Corporation	786,240
32,900	SLM Corporation	1,467,340

		3,243,840

Diversified Financial Services — 2.3%
50,462	Citigroup, Inc.	2,226,383

Diversified Telecommunication Services — 0.9%
15,600	ALLTEL Corporation	856,596

Electronic Equipment & Instruments — 1.0%
16,700	CDW Corporation	969,101

Energy Equipment & Services — 1.0%
13,400	BJ Services Company	702,294
6,719	Noble Corporation †	302,019

		1,004,313

Food & Staples Retailing — 5.8%
44,627	SYSCO Corporation	1,335,240
59,133	Wal-Mart Stores, Inc.	3,145,876
35,633	Walgreen Company	1,276,730

		5,757,846

Health Care Equipment & Supplies — 2.1%
21,700	Biomet, Inc.	1,017,296
19,800	Medtronic, Inc.	1,027,620

		2,044,916

Health Care Providers & Services — 6.1%
12,300	Anthem, Inc. †	1,073,175
30,243	Caremark Rx, Inc. †	969,893
14,458	Express Scripts, Inc. †	944,686
42,871	Health Management Associates, Inc., Class A	875,855
6,700	Quest Diagnostics Incorporated	591,074
20,522	UnitedHealth Group, Inc.	1,513,292

		5,967,975

Hotels, Restaurants & Leisure — 1.3%
51,050	Applebee’s International, Inc.	1,290,544

Household Durables — 3.3%
33,400	D.R. Horton, Inc.	1,105,874
20,100	Pulte Homes, Inc.	1,233,537
20,100	Toll Brothers, Inc. †	931,233

		3,270,644

Household Products — 2.2%
40,134	Procter & Gamble Company (The)	2,172,052

Industrial Conglomerates — 2.9%
21,200	3M Company	1,695,364
35,648	General Electric Company	1,197,060

		2,892,424

Information Technology Services — 2.9%
31,200	CACI International, Inc. †	1,646,736
40,150	Cognizant Technology Solutions Corporation, Class A †	1,224,976

		2,871,712

Insurance — 6.3%
34,571	AFLAC, Inc.	1,355,529
17,321	Ambac Financial Group, Inc.	1,384,814
38,881	American International Group, Inc.	2,643,519
18,971	Brown & Brown, Inc.	866,975

		6,250,837

Machinery — 1.5%
29,200	Danaher Corporation	1,497,376

Oil & Gas — 7.4%
17,800	Apache Corporation	891,958
24,600	ChevronTexaco Corporation	1,319,544
11,100	ConocoPhillips	919,635
66,900	Exxon Mobil Corporation	3,233,277
14,500	Kinder Morgan, Inc.	910,890

		7,275,304

Personal Products — 2.8%
34,713	Alberto-Culver Company	1,509,321
29,000	Avon Products, Inc.	1,266,720

		2,776,041

Pharmaceuticals — 5.8%
44,573	Johnson & Johnson	2,510,797
79,169	Pfizer, Inc.	2,422,571
31,200	Teva Pharmaceutical Industries Limited, ADR **	809,640

		5,743,008

Real Estate — 1.5%
49,000	General Growth Properties, Inc., REIT	1,519,000

Semiconductors & Semiconductor Equipment — 4.1%
64,614	Intel Corporation	1,296,157
44,600	Marvell Technology Group Ltd. †	1,165,398
19,000	Maxim Integrated Products, Inc.	803,510
106,845	Taiwan Semiconductor Manufacturing Company Ltd., ADR	762,873

		4,027,938

Software — 4.4%
105,908	Microsoft Corporation	2,928,356
25,600	Symantec Corporation †	1,404,928

		4,333,284

Specialty Retail — 7.5%
24,500	Advance Auto Parts, Inc. †	842,800
34,600	Bed Bath & Beyond, Inc. †	1,284,006
34,567	Lowe’s Companies, Inc.	1,878,717
27,883	O’Reilly Automotive, Inc. †,**	1,067,640
39,000	PETCO Animal Supplies, Inc. †	1,273,740
34,000	Staples, Inc.	1,013,880

		7,360,783

Thrifts & Mortgage Finance — 0.9%
13,400	Federal National Mortgage Association	849,560

Water Utilities — 1.0%
43,174	Aqua America, Inc. **	954,577

Wireless Telecommunication Services — 1.0%
40,100	Nextel Communications, Inc., Class A †	955,984

TOTAL COMMON STOCKS
(Cost $80,913,701)		101,219,235

Principal
Amount
REPURCHASE AGREEMENT (c) — 0.9%
(Cost $940,000)
	$940,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $940,044 on 10/01/2004, collaterlized by $840,000 FNMA, 6.250% maturing 05/15/2029 (value $963,900)	940,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 3.4%
(Cost $3,341,997)

	3,341,997	State Street Navigator Securities Lending Trust — Prime Portfolio††	3,341,997

TOTAL INVESTMENTS — 107.1%
(Cost $85,195,698*)			$105,501,232

(a)	All percentages are based on net assets of the Munder Multi-Season Growth Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $23,197,368 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,891,834 and net appreciation for financial reporting purposes was $20,305,534. At September 30, 2004, aggregate cost for financial reporting purposes was $85,195,698.
**	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	As of September 30, 2004, the market value of the securities on loan is $3,272,009.

ABBREVIATIONS:
ADR FNMA REIT	— American Depositary Receipt — Federal National Mortgage Association — Real Estate Investment Trust

Munder NetNet Fund ®
     Portfolio of Investments, September 30, 2004 (Unaudited)(a), (b)

Shares		Value (c)
COMMON STOCKS — 96.8%
Capital Markets — 5.5%
2,481,400	Ameritrade Holding Corporation †, (f)	$29,801,614
1,211,000	E*TRADE Financial Corporation †, (f)	13,829,620

		43,631,234

Commercial Services & Supplies — 7.5%
205,097	Apollo Group, Inc., Apollo Education Group,
	Class A †, (f)	15,047,967
22,600	DiamondCluster International, Inc. †, (f)	275,720
1,811,800	Monster Worldwide, Inc. †, (f)	44,642,752

		59,966,439

Communications Equipment — 4.6%
1,269,300	Cisco Systems, Inc. †	22,974,330
52,300	Finisar Corporation †, (f)	67,990
588,041	Juniper Networks, Inc. †, (f)	13,877,767

		36,920,087

Computers & Peripherals — 5.1%
58,000	Apple Computer, Inc. †	2,247,500
356,000	Dell, Inc. †, (f)	12,673,600
1,431,700	EMC Corporation †	16,521,818
384,000	Network Appliance, Inc. †, (f)	8,832,000

		40,274,918

Hotels, Restaurants & Leisure — 0.8%
173,200	Ctrip.com International Ltd., ADR †, (f)	6,010,040

Internet & Catalog Retail — 20.1%
1,419,100	1-800-FLOWERS.COM, Inc., Class A †, (f)	11,778,530
722,000	Amazon.com, Inc. †, (f)	29,500,920
23,000	Blue Nile, Inc. †, (f)	774,640
438,500	eBay, Inc. †, (f)	40,315,690
374,000	eDiets.com, Inc. †, (f)	1,305,260
1,628,618	IAC/InterActiveCorp †, (f)	35,862,168
204,000	Netflix, Inc. (f)	3,145,680
1,244,000	priceline.com Incorporated †, (f)	27,579,480
465,096	Provide Commerce, Inc. †, (f)	9,715,856
27,000	Stamps.com Inc. †, (f)	359,100

		160,337,324

Internet Software & Services — 38.2%
2,230,000	Akamai Technologies, Inc. †, (f)	31,331,500
823,000	aQuantive, Inc. †, (f)	7,941,950
871,000	Ask Jeeves, Inc. †, (f)	28,490,410
2,071,500	Autobytel, Inc. †,††,(f)	18,581,355
192,000	Bankrate, Inc. †, (f)	2,158,080
2,027,113	CNET Networks, Inc. †, (f)	18,548,084
1,520,800	Digital Insight Corporation †, (f)	20,728,504
718,000	Digital River, Inc. †, (f)	21,382,040
273,000	FindWhat.com †, (f)	5,113,290
20,000	Greenfield Online, Inc. †	426,478
1,853,000	HomeStore, Inc. †, (f)	4,280,430
5,800	Knot, Inc. (The) †	20,880
1,024,000	lastminute.com PLC †	2,594,385
217,000	NetEase.com, Inc., ADR †, (f)	8,230,810
145,500	Shanda Interactive Entertainment Ltd., ADR	3,492,000
	†, (f)
529,000	SINA Corporation †, (f)	13,484,210
237,000	Sohu.com, Inc. †, (f)	3,941,310
317,000	SurfControl PLC †	3,269,946
229,000	T-Online International AG †	2,485,313
4,165,000	Tencent Holdings Ltd. †	2,029,597
352,500	Tom Online, Inc., ADR †, (f)	3,979,725
1,847,250	VeriSign, Inc. †, (f)	36,723,330
213,800	Websense, Inc. †, (f)	8,909,046
1,668,680	Yahoo! Inc. †, (f)	56,584,939

		304,727,612

Media — 4.2%
400,000	Getty Images, Inc. †, (f)	22,120,000
997,000	Harris Interactive, Inc. †, (f)	6,570,230
295,500	Time Warner, Inc. †, (f)	4,769,370

		33,459,600

Software — 9.5%
3,950	Blackboard, Inc. †, (f)	67,782
79,885	Check Point Software Technologies Ltd. †, (f)	1,355,648
199,000	Macromedia, Inc. †, (f)	3,995,920
254,000	Macrovision Corporation †, (f)	6,116,320
922,000	Microsoft Corporation (f)	25,493,300
1,546,000	Oracle Corporation †, (f)	17,438,880
404,000	Red Hat, Inc. †, (f)	4,944,960
124,000	Symantec Corporation †, (f)	6,805,120
501,000	TIBCO Software, Inc. †, (f)	4,263,510

	275,400	VERITAS Software Corporation, †, (f)	4,902,120

			75,383,560

Thrifts & Mortgage Finance — 0.2%
	200,000	NetBank, Inc., (f)	2,002,000

Wireless Telecommunication Services — 1.1%
	614,000	KongZhong Corporation, ADR †	4,126,080
	555,000	Linktone, Ltd., ADR, †, (f)	4,578,750

			8,704,830
			771,417,644

TOTAL COMMON STOCKS
(Cost $990,747,090)
LIMITED PARTNERSHIPS — 1.1%
Information Technology Services — 0.1%
	1,147,040	Trident Capital Fund V, L.P., †, **, ***, (g)	912,366

Internet Software & Services — 0.0%#
	1,916,082	@Ventures Expansion Fund, L.P., †, **, ***	190,131
	2,848,467	@Ventures III, L.P., †, **, ***	63,481

			253,612

Technology Hardware & Equipment — 1.0%
	13,000,000	Blue Stream Ventures, L.P., †,††, **, ***, (g)	4,596,189
	3,625,000	New Enterprise Associates 10, L.P., †, **, ***, (g)	2,971,503
			7,567,692

TOTAL LIMITED PARTNERSHIPS (Cost $20,929,746)			8,733,670

PREFERRED STOCKS — 0.5%
Internet Software & Services — 0.5%
	85,719	Mainstream Data Services, Inc., Series D †,
		**, ***	0
	1,105,552	WebCT, Inc., Series G †, **, ***	3,714,323

TOTAL PREFERRED STOCKS (Cost $10,213,440)			3,714,323

INVESTMENT COMPANY SECURITIES — 1.0% (Cost $7,863,556)
	227,100	Nasdaq-100 Trust, Series 1 (f)	7,982,565

Principal
Amount
REPURCHASE AGREEMENT(d) — 0.3% (Cost $2,388,000)
	$2,388,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $2,388,113 on 10/01/2004, collaterized by $2,430,000 FHLMC, 2.050% maturing 11/28/2005 (value $2,435,910)	2,388,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(e) — 22.4% (Cost $178,700,558)
	178,700,558	State Street Navigator Securities Lending Trust — Prime Portfolio ##	178,700,558

TOTAL INVESTMENTS — 122.1% (Cost $1,210,842,390*)
			$972,936,760

(a)	All percentages are based on net assets of the Munder NetNet Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the sellers repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
(f)	Security, or a portion thereof, is on loan.
(g)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2004, the Fund had total commitments to contribute $9,345,560 to various issuers when and if required.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $91,338,952 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $329,244,582 and net depreciation for financial reporting purposes was $237,905,630. At September 30, 2004, aggregate cost for financial reporting purposes was $1,210,842,390.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At September 30, 2004, these securities represent $12,447,993, or 1.6% of net assets.

Security	Acquisition Date	Cost
@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	630,070
	1/05/99	130,539
	4/01/99	419,438
	7/23/99	522,157
	9/24/99	522,157
	1/21/00	130,539
	5/08/00	39,162
	9/18/00	26,108
	1/30/01	33,630
	7/18/01	27,540
Blue Stream Ventures, L.P.	7/31/00	2,847,518
	10/16/00	2,847,518
	5/25/01	1,898,345
	12/13/01	1,898,345
	12/02/02	949,173
	9/24/03	1,000,000
	4/02/04	1,000,000
Mainstream Data Services, Inc., Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	427,078
	1/05/01	213,539
	7/27/01	106,769
	9/26/01	213,539
	1/16/02	224,005
	4/23/02	224,005
	7/12/02	224,005
	11/12/02	224,005
	2/04/03	226,144
	7/16/03	228,777
	9/19/03	235,009
	12/10/03	235,643
	4/19/04	236,356
	8/16/04	238,831
Trident Capital Fund V, L.P.	10/18/00	285,930
	6/26/02	100,914
	11/08/02	100,914
	1/15/03	201,829
	10/01/03	101,895
	12/05/03	101,895
	2/06/04	101,895
	6/10/04	105,880
WebCT, Inc., Series G	9/14/00	10,000,000

***	Fair valued security as of September 30, 2004, (see note (c) above).
#	Amount represents less than 0.1% of net assets.
##	As of September 30, 2004, the market value of the securities on loan is $174,269,290.
†	Non-income producing security.
††	Affiliated security. The term “affiliate” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended September 30, 2004, the Fund held the following securities of affiliated companies:

	Value at	Purchased		Sold		Value at
Affiliate	6/30/04	Cost	Shares	Cost	Shares	9/30/04
Blue Stream Ventures, L.P.	$4,897,529	$—	—	$—	—	$4,596,189
Autobytel, Inc.	13,243,180	5,965,203	800,000	1,635,934	187,000	18,581,355
Digital Insight Corporation^	30,450,297	7,440,605	493,000	6,164,985	441,100	20,728,504

^	During the period ended September 30, 2004, this security became unaffiliated.

ABBREVIATIONS:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

At September 30, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value
COMMON STOCKS:
United States	89.3%	$711,839,830
China	6.3	49,872,521
Guernsey Isle	0.7	5,864,331
Germany	0.3	2,485,313
Israel	0.2	1,355,649

TOTAL COMMON STOCKS	96.8	771,417,644
LIMITED PARTNERSHIPS	1.1	8,733,670
PREFERRED STOCKS	0.5	3,714,323
INVESTMENT COMPANY SECURITIES	1.0	7,982,565
REPURCHASE AGREEMENT	0.3	2,388,000
COLLATERAL FOR SECURITIES ON LOAN	22.4	178,700,558

TOTAL INVESTMENTS	122.1%	$972,936,760

Munder Power Plus Fund ®
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 100.5%
Distributed Power — 14.0%
117,900	Active Power, Inc. †	$324,225
53,700	American Power Conversion Corporation	933,843
53,900	American Superconductor Corporation †	669,438
47,900	Artesyn Technologies, Inc. †	478,042
24,200	C&D Technologies, Inc.	460,284
224,300	Distributed Energy Systems Corp. †	408,226
392,395	Electric City Corp. †	541,505
50,200	FuelCell Energy, Inc. †	514,550
36,700	Headwaters Incorporated †	1,132,562
103,700	Hydrogenics Corporation †	475,983
59,500	Infineon Technologies AG, ADR †	608,090
13,182	Intermagnetics General Corporation †	305,163
21,500	International Rectifier Corporation †	737,450
45,800	IXYS Corporation †	328,844
51,100	Plug Power, Inc. †	327,551
99,000	Power-One, Inc. †	641,520
146,300	Quanta Services, Inc. †	885,115
89,700	Quantum Fuel Systems Technologies
	Worldwide, Inc. †	488,865
77,300	Valence Technology, Inc. †	265,912
86,500	Vestas Wind Systems AS	1,252,211

		11,779,379

Drilling — 10.2%
12,650	ENSCO International Incorporated	413,276
66,600	GlobalSantaFe Corporation	2,041,290
37,300	Key Energy Services, Inc. †	412,165
31,350	Noble Corporation †	1,409,182
57,500	Pride International, Inc. †	1,137,925
20,500	Rowan Companies, Inc. †	541,200
60,700	Savanna Energy Services Corporation †	618,874
21,500	Transocean, Inc. †	769,270
32,200	Trican Well Service Ltd. †	1,221,577

		8,564,759

Exploration & Production — 21.9%
35,300	Anadarko Petroleum Corporation	2,342,508
63,536	Apache Corporation	3,183,789
56,800	Burlington Resources, Inc.	2,317,440
27,500	Chesapeake Energy Corporation	435,325
21,700	Denbury Resources Inc. †	551,180
17,000	EOG Resources, Inc.	1,119,450
21,100	Kerr-McGee Corporation	1,207,975
16,500	Massey Energy Company	477,345
7,200	Newfield Exploration Company †	440,928
26,600	Noble Energy, Inc.	1,549,184
8,400	Peabody Energy Corporation	499,800
57,000	Ultra Petroleum Corp. †	2,795,850
24,800	Unocal Corporation	1,066,400
13,600	XTO Energy Inc.	441,728

		18,428,902

Integrated Oil & Gas — 35.7%
35,900	Amerada Hess Corporation	3,195,100
14,000	BG Group PLC, ADR	476,560
33,300	BP PLC, ADR	1,915,749
51,100	ChevronTexaco Corporation	2,741,004
39,500	ConocoPhillips	3,272,575
13,400	Equitable Resources, Inc.	727,754
29,400	Exxon Mobil Corporation	1,420,902
36,900	Marathon Oil Corporation	1,523,232
38,500	Murphy Oil Corporation	3,340,645
66,400	Occidental Petroleum Corporation	3,713,752
18,700	Remington Oil and Gas Corporation †	490,875
92,100	Repsol YPF, SA, ADR	2,018,832
26,400	Royal Dutch Petroleum Company, NYR	1,362,240
13,200	Shell Canada Limited	719,858
82,200	Statoil ASA, ADR	1,186,968
18,600	Total SA, ADR	1,900,362

		30,006,408

Oil Service & Equipment — 12.5%
22,250	Baker Hughes Incorporated	972,770
8,700	BJ Services Company	455,967
29,700	Chicago Bridge & Iron Company, N.V.	890,703
7,700	Cooper Cameron Corporation †	422,268
32,200	Golar LNG Limited †	503,608
77,700	Halliburton Company	2,617,713
25,700	National-Oilwell, Inc. †	844,502
16,500	Schlumberger Limited	1,110,615
30,200	Smith International, Inc. †	1,834,046
15,600	Varco International, Inc. †	418,392
19,400	Veritas DGC Inc. †	441,932

		10,512,516

Refining & Marketing — 6.2%
48,300	Sunoco, Inc.	3,573,234
19,800	Valero Energy Corporation	1,588,158

		5,161,392

TOTAL COMMON STOCKS (Cost $59,853,880)		84,453,356

WARRANTS — 0.3%
Distributed Power — 0.3%
300,000	Electric City Corp., expires 12/10/2007, (exercise price: $0.92) **,†	209,039
75,000	Electric City Corp., expires 04/17/2008, (exercise price: $1.00)**,†	50,445

TOTAL WARRANTS (Cost $126,156)		259,484

TOTAL INVESTMENTS — 100.8% (Cost $59,980,036*)		$84,712,840

(a)	All percentages are based on net assets of the Munder Power Plus Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to rapid changes in technology product cycles, developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,189,220 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,456,416 and net appreciation for financial reporting purposes was $24,732,804. At September 30, 2004, aggregate cost for financial reporting purposes was $59,980,036.
**	Fair value security as of September 30, 2004 (see note (c) above).
†	Non-income producing security.

ABBREVIATIONS:
ADR — American Depositary Receipt
NYR — New York Registered Shares

At September 30, 2004, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value
COMMON STOCK:
United States	81.6%	$68,532,471
Canada	3.6	3,036,292
United Kingdom	2.8	2,392,309
Netherlands	2.7	2,252,943
Spain	2.4	2,018,832
France	2.3	1,900,362
Norway	2.0	1,690,576
Denmark	1.5	1,252,211
Cayman Islands	0.9	769,270
Germany	0.7	608,090

TOTAL COMMON STOCKS	100.5	84,453,356
WARRANTS	0.3	259,484

TOTAL INVESTMENTS	100.8%	$84,712,840

Munder Real Estate Equity Investment Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Shares		Value (c)
COMMON STOCKS — 96.2%

Apartments — 9.6%
14,575	Apartment Investment & Management Company, Class A	$506,919
58,660	Archstone-Smith Trust	1,856,002
15,459	AvalonBay Communities, Inc.	930,941
12,700	Camden Property Trust	586,740
73,200	Equity Residential	2,269,200
9,225	Essex Property Trust, Inc.	662,816
24,700	Town and Country Trust (The)	628,615

		7,441,233

Diversified — 9.4%
20,700	Crescent Real Estate Equities Company	325,818
26,300	iStar Financial, Inc.	1,084,349
49,400	New Castle Investment Corp.	1,516,580
52,225	RAIT Investment Trust	1,428,354
47,325	Vornado Realty Trust	2,966,331

		7,321,432

Healthcare — 6.2%
53,800	Health Care REIT, Inc.	1,893,760
104,400	Medical Properties Trust, Inc., 144A, *, ††	1,044,000
72,800	Ventas, Inc.	1,886,976

		4,824,736

Industrial — 8.0%
23,825	AMB Property Corporation	882,002
15,200	CenterPoint Properties Trust	662,416
67,900	First Potomac Realty Trust	1,402,814
93,300	ProLogis	3,287,892

		6,235,124

Lodging/ Resorts — 7.8%
134,600	Ashford Hospitality Trust, Inc.	1,265,240
97,900	Hersha Hospitality Trust, Class A	920,260
117,500	Highland Hospitality Corporation	1,339,500
3,500	Hospitality Properties Trust	148,715
148,800	Host Marriott Corporation †	2,087,664
25,800	MeriStar Hospitality Corporation †	140,610
3,900	Starwood Hotels & Resorts Worldwide, Inc.	181,038

		6,083,027

Mixed — 5.9%
38,400	Duke Realty Corporation	1,274,880
25,600	PS Business Parks, Inc.	1,020,160
79,475	Reckson Associates Realty Corp.	2,284,906

		4,579,946

Office — 12.4%
64,675	Boston Properties, Inc.	3,582,348
18,725	CarrAmerica Realty Corporation	612,307
67,000	Corporate Office Properties Trust	1,716,540
54,399	Equity Office Properties Trust	1,482,373
42,700	SL Green Realty Corp.	2,212,287

		9,605,855

Regional Malls — 17.3%
24,250	CBL & Associates Properties, Inc.	1,478,037
106,700	General Growth Properties, Inc.	3,307,700
36,300	Mills Corporation (The)	1,882,881
46,400	Rouse Company (The)	3,103,232
68,525	Simon Property Group, Inc.	3,674,996

		13,446,846

Shopping Centers — 16.3%
18,800	Chelsea Property Group, Inc.	1,261,480
60,200	Developers Diversified Realty Corporation	2,356,830
70,700	Equity One, Inc.	1,387,134
48,612	Kimco Realty Corporation	2,493,796
59,400	Kite Reality Group Trust	781,110
22,100	Pan Pacific Retail Properties, Inc.	1,195,610
24,000	Regency Centers Corporation	1,115,760
61,225	Weingarten Realty Investors	2,021,037

		12,612,757

Specialty — 3.3%
24,300	Correctional Properties Trust	663,390
41,600	Friedman, Billings, Ramsey Group, Inc., Class A	794,560
18,597	New Century REIT, Inc.	1,078,626

		2,536,576

TOTAL COMMON STOCKS
(Cost $48,518,774)		74,687,532

PREFERRED STOCK — 1.3%
(Cost $1,000,000)
Mixed — 1.3%

20,000	Bedford Property Investors, Inc., 144A, 8.75% *,**	1,040,000

Principal
Amount
REPURCHASE AGREEMENT (d) — 0.5%
(Cost $370,000)

	$370,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $370,017 on 10/01/2004, collateralized by $380,000 FNMA, 5.500% maturing 06/19/2028 (value $377,625)	370,000

TOTAL INVESTMENTS — 98.0%
(Cost $49,888,774***)			$76,097,532

(a)	All percentages are based on net assets of the Munder Real Estate Equity Investment Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

*	Fair valued security as of September 30, 2004 (see note (c) above).
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At September 30, 2004, these securities represent $1,040,000, 1.3% of net assets.

Security	Acquisition Date	Cost
Bedford Property Investors, Inc., 8.75%	07/29/03	$1,000,000

***	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,631,593 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $422,835 and net appreciation for financial reporting purposes was $26,208,758. At September 30, 2004, aggregate cost for financial reporting purposes was $49,888,774.
†	Non-income producing security.
††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:
FNMA	— Federal National Mortgage Association

Munder Small Company Growth Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 95.0%

Aerospace & Defense — 0.7%
16,300	Sypris Solutions, Inc.	$222,495

Auto Components — 1.0%
25,400	Tenneco Automotive, Inc. †	332,740

Biotechnology — 4.7%
25,400	Human Genome Sciences, Inc. †,***	277,114
13,200	ILEX Oncology, Inc. †,***	332,244
23,600	Serologicals Corporation †,***	550,588
32,000	Vertex Pharmaceuticals Incorporated †,***	336,000

		1,495,946

Chemicals — 1.6%
5,100	Albemarle Corporation ***	178,959
2,500	Georgia Gulf Corporation ***	111,475
5,100	Hercules, Inc. †,***	72,675
2,700	Quaker Chemical Corporation ***	65,205
2,900	Spartech Corporation	72,790

		501,104

Commercial Banks — 1.6%
26,300	Southwest Bancorporation of Texas, Inc. ***	529,682

Commercial Services & Supplies — 7.2%
14,300	Asset Acceptance Capital Corp. †,***	242,671
10,400	Bright Horizons Family Solutions, Inc. †,***	564,616
3,400	Corporate Executive Board Company (The)	208,216
23,100	FTI Consulting, Inc. †,***	436,590
18,200	Labor Ready, Inc. †,***	255,164
8,950	School Specialty, Inc. †,***	352,719
19,900	Tetra Tech, Inc. †,***	252,133

		2,312,109

Communications Equipment — 2.3%
31,700	Alvarion Ltd. †,***	410,198
15,100	Belden CDT, Inc.	329,180

		739,378

Computers & Peripherals — 1.7%
19,100	Overland Storage, Inc. †,***	267,209
8,450	Stratasys, Inc. †,***	266,640

		533,849

Consumer Finance — 3.1%
28,300	Cash America International, Inc. ***	692,218
45,800	Rewards Network, Inc. †,***	305,486

		997,704

Distributors — 1.2%
38,800	Source Interlink Companies, Inc. †,***	377,136

Diversified Telecommunication Services — 0.4%
6,500	CT Communications, Inc. ***	89,635
1,900	SureWest Communications ***	54,473

		144,108

Electronic Equipment & Instruments — 2.1%
10,300	Itron, Inc. †,***	179,735
31,800	Multi-Fineline Electronix, Inc. †	297,966
22,900	TTM Technologies, Inc. †,***	203,581

		681,282

Energy Equipment & Services — 2.7%
19,100	FMC Technologies, Inc. †	637,940
6,600	Oceaneering International, Inc. †,***	243,144

		881,084

Food & Staples Retailing — 1.4%
10,950	Performance Food Group Company †	259,515
7,700	United Natural Foods, Inc. †	204,820

		464,335

Food Products — 0.8%
32,100	SunOpta, Inc. †,***	249,738

Health Care Equipment & Supplies — 4.8%
15,500	Integra LifeSciences Holdings Corporation †,***	497,705
13,700	Kensey Nash Corporation †,***	358,803
14,400	Molecular Devices Corporation †	339,408
9,775	Orthofix International N.V. †,***	335,771

		1,531,687

Health Care Providers & Services — 5.3%
8,500	American Healthways, Inc. †,***	247,435
15,200	Computer Programs and Systems, Inc. ***	304,912
6,850	Coventry Health Care, Inc. †,***	365,584
12,900	ICON PLC, ADR †	424,539
14,000	Merge Technologies Incorporated †,***	241,640
18,400	MIM Corporation †,***	106,352

		1,690,462

Hotels, Restaurants & Leisure — 5.9%
21,700	California Pizza Kitchen, Inc. †,***	474,145
25,100	CKE Restaurants, Inc. †,***	277,355
9,200	Penn National Gaming, Inc. †	371,680
15,000	Ruby Tuesday, Inc. ***	418,050
19,000	Scientific Games Corporation †	362,900

		1,904,130

Household Durables — 2.2%
13,600	Levitt Corporation, Class A	319,056
25,200	Tempur-Pedic International, Inc. †,***	377,748

		696,804

Information Technology Services — 1.5%
54,500	Lionbridge Technologies, Inc. †,***	468,155

Insurance — 1.9%
7,435	FPIC Insurance Group, Inc. †,***	192,195
7,600	Triad Guaranty, Inc. †	421,648

		613,843

Internet Software & Services — 3.9%
15,900	Aladdin Knowledge Systems Ltd †,***	356,176
22,100	Digital Insight Corporation †,***	301,223
10,600	j2 Global Communications, Inc. †,***	334,854
80,600	LivePerson, Inc. †,***	263,562

		1,255,815

Machinery — 3.7%
15,800	Actuant Corporation, Class A †,***	651,118
8,000	Toro Company ***	546,400

		1,197,518

Media — 1.3%
20,300	4Kids Entertainment, Inc. †,***	410,060

Metals & Mining — 2.0%
4,900	Arch Coal, Inc. ***	173,901
3,500	Gibraltar Steel Corporation ***	126,560
5,100	NN, Inc.	58,395
4,900	Pan American Silver Corp. †,***	83,447
10,900	Royal Gold, Inc. ***	186,172

		628,475

Oil & Gas — 1.7%
28,900	Meridian Resource Corporation (The). †,***	255,187
6,200	Ultra Peteroleum Corp. †,***	304,110

		559,297

Paper & Forest Products — 0.3%
6,600	Wausau-Mosinee Paper Corporation ***	109,890

Pharmaceuticals — 3.5%
9,700	Connetics Corporation †,***	262,094
51,900	Discovery Partners International, Inc. †	249,120
3,500	Kos Pharmaceuticals, Inc. †	124,635
10,500	Noven Pharmaceuticals, Inc. †,***	218,820
12,000	Salix Pharmaceuticals Ltd. †,***	258,240

		1,112,909

Real Estate — 1.5%
41,200	Highland Hospitality Corporation, REIT ***	469,680

Road & Rail — 2.9%
20,050	Genesee & Wyoming, Inc., Class A †,***	507,666
15,000	Old Dominion Freight Line, Inc. †,***	432,150

		939,816

Semiconductors & Semiconductor Equipment — 6.6%
10,900	Actel Corporation †	165,680
21,900	ADE Corporation †,***	373,067
29,900	Amkor Technology, Inc. †,***	109,135
28,300	ASE Test Limited †,***	148,575
8,100	Brooks Automation, Inc. †,***	114,615
10,900	Cymer, Inc. †,***	312,394
7,200	DSP Group, Inc. †	151,560
27,900	Micrel, Incorporated †,***	290,439
26,500	RF Micro Devices, Inc. †,***	168,010
3,600	Siliconix, Incorporated †,***	128,988
50,820	Siliconware Precision Industries Co., Ltd., ADR †,***	171,263

		2,133,726

	Software — 5.7%
	11,900	Altiris, Inc. †,***	376,635
	43,000	Epicor Software Corporation †,***	517,290
	9,300	TALX Corporation	214,737
	45,200	Witness Systems, Inc. †,***	726,364

			1,835,026

	Specialty Retail — 5.9%
	42,600	Casual Male Retail Group, Inc. †,***	223,224
	27,400	Charlotte Russe Holding, Inc. †	314,552
	5,700	O’Reilly Automotive, Inc. †,***	218,253
	22,500	Party City Corporation †	332,325
	18,000	Stein Mart, Inc. †	273,960
	24,200	Steiner Leisure Limited †	534,820

			1,897,134

	Thrifts & Mortgage Finance — 1.2%
	11,220	Sterling Financial Corporation ***	395,393

	Wireless Telecommunication Services — 0.7%
	52,900	@Road, Inc. †,***	223,238

TOTAL COMMON STOCKS

(Cost $26,476,553)			30,535,748

INVESTMENT COMPANY SECURITIES — 2.0%

	5,600	iShares Russell 2000 Growth Index Fund ***	328,160
	2,800	iShares Russell 2000 Index Fund ***	318,780

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $616,806)			646,940

WARRANTS — 0.0%

	Commercial Services & Supplies — 0.0%
	4,105	American Banknote Corporation, Series 1, expires 10/01/2007, (exercise price: $10.00) †,**	0
	4,105	American Banknote Corporation, Series 2, expires 10/01/2007, (exercise price: $12.50) †,**	0

TOTAL WARRANTS
(Cost $0)			0

Principal
Amount
REPURCHASE AGREEMENT (c) — 4.4%
(Cost $1,420,000)

	$1,420,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $1,420,067 on 10/01/2004, collateralized by $1,340,000 FHLMC, 5.500% maturing 09/15/2011 (value $1,450,060)	1,420,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 22.7%
(Cost $7,299,687)

	7,299,687	State Street Navigator Securities Lending Trust — Prime Portfolio††	7,299,687

TOTAL INVESTMENTS — 124.1%
(Cost $35,813,046*)			$39,902,375

(a)	All percentages are based on net assets of the Munder Small Company Growth Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,235,016 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,145,687 and net appreciation for financial reporting purposes was $4,089,329. At September 30, 2004, aggregate cost for financial reporting purposes was $35,813,046.
**	Fair valued security as of September 30, 2004 (see note (b) above).
***	Security, or a portion thereof, is on loan.
†	Non-income producing security.
††	As of September 30, 2004, the market value of the securities on loan is $7,212,677.

ABBREVIATIONS:
ADR FHLMC REIT	— American Depositary Receipt — Federal Home Loan Mortgage Corporation — Real Estate Investment Trust

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value
COMMON STOCKS:
United States	85.6%	$27,517,111
Bahamas	1.7	534,820
Canada	2.0	637,295
Ireland	1.3	424,539
Israel	2.4	766,374
Netherlands	1.0	335,771
Singapore	0.5	148,575
Taiwan	0.5	171,263

TOTAL COMMON STOCKS	95.0	30,535,748
INVESTMENT COMPANY SECURITIES	2.0	646,940
WARRANTS	0.0	0
REPURCHASE AGREEMENT	4.4	1,420,000
COLLATERAL FOR SECURITIES ON LOAN	22.7	7,299,687

TOTAL INVESTMENTS	124.1%	$39,902,375

Munder Small-Cap Value Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Shares		Value (b)
COMMON STOCKS — 93.3%

Aerospace & Defense — 1.6%
125,800	Alliant Techsystems, Inc. †	$7,610,900

Airlines — 0.4%
196,700	ExpressJet Holdings, Inc. †, **	1,968,967

Automobiles — 2.0%
144,800	Thor Industries, Inc. **	3,832,856
174,200	Winnebago Industries, Inc. **	6,034,288

		9,867,144

Auto Components — 5.4%
330,500	American Axle & Manufacturing Holdings, Inc.	9,670,430
178,600	BorgWarner, Inc.	7,731,594
197,400	China Yuchai International, Limited	2,749,782
190,400	Noble International, Ltd. **	3,478,608
213,300	Spartan Motors, Inc.	2,994,732

		26,625,146

Beverages — 1.1%
145,400	Constellation Brands, Inc., Class A †	5,533,924

Building Products — 1.2%
169,300	Universal Forest Products, Inc. **	5,790,060

Capital Markets — 1.3%
121,150	Affiliated Managers Group, Inc. †, **	6,486,371

Chemicals — 2.0%
76,600	Headwaters Incorporated †, **	2,363,876
62,200	Minerals Technologies, Inc. **	3,661,092
145,400	Spartech Corporation **	3,649,540

		9,674,508

Commercial Banks — 1.0%
84,400	Prosperity Bancshares, Inc. **	2,255,168
61,500	UCBH Holdings, Inc. **	2,402,805

		4,657,973

Commercial Services & Supplies — 2.3%
141,700	ADESA, Inc. †	2,328,131
179,200	Asset Acceptance Capital Corp. †, **	3,041,024
89,000	Ritchie Brothers Auctioneers Incorporated	2,727,850
85,800	School Specialty, Inc. †	3,381,378

		11,478,383

Communications Equipment — 1.0%
408,800	Digi International, Inc. †	4,672,584

Containers & Packaging — 0.5%
55,900	AptarGroup, Inc.	2,457,923

Diversified Financial Services — 1.4%
107,200	ACE Cash Express, Inc. †, **	2,791,488
400,000	KKR Financial Corporation, 144A, †, †††, ***	4,060,000

		6,851,488

Electric Utilities — 0.3%
47,233	ALLETE, Inc.	1,535,073

Electrical Equipment — 1.3%
209,200	AMETEK, Inc. **	6,342,944

Electronic Equipment & Instruments — 0.9%
469,100	TTM Technologies, Inc. †, **	4,170,299

Energy Equipment & Services — 4.8%
179,300	FMC Technologies, Inc. †	5,988,620
140,500	Key Energy Services, Inc. †	1,552,525
154,950	Oil States International, Inc. †, **	2,897,565
268,000	Pason Systems, Inc.	6,581,118
126,600	TETRA Technologies, Inc. †	3,930,930
65,700	Unit Corporation †	2,304,756

		23,255,514

Food & Drug Retailing — 0.4%
69,500	United Natural Foods, Inc. †, **	1,848,700

Gas Utilities — 0.6%
74,600	New Jersey Resources Corporation	3,088,440

Health Care Equipment & Supplies — 5.3%
116,600	Kensey Nash Corporation †, **	3,053,754
48,300	Matthews International Corporation, Class A	1,636,404

513,176	Merit Medical Systems, Inc. †, **	7,754,090
130,095	Orthofix International N.V. †, **	4,468,763
161,600	PolyMedica Corporation **	4,977,280
72,000	Respironics, Inc. †	3,847,680

		25,737,971

Health Care Providers & Services — 2.3%
162,800	ICON PLC, ADR †	5,357,748
107,800	Odyssey Healthcare, Inc. †, **	1,913,450
81,200	Owens & Minor, Inc. **	2,062,480
95,800	VCA Antech, Inc. †, **	1,976,354

		11,310,032

Hotels, Restaurants & Leisure — 2.9%
141,000	Penn National Gaming, Inc. †, **	5,696,400
103,325	RARE Hospitality International, Inc. †, **	2,753,611
197,200	Ruby Tuesday, Inc.	5,495,964

		13,945,975

Household Durables — 5.8%
111,400	Craftmade International, Inc.	2,199,036
74,029	Dominion Homes, Inc. †, **	1,763,371
73,150	Jarden Corporation †, **	2,669,243
166,300	Pulte Homes, Inc.	10,205,831
125,300	Ryland Group, Inc. (The) **	11,610,298

		28,447,779

Industrial Conglomerates — 1.2%
88,300	Carlisle Companies Incorporated **	5,645,019

Information Technology & Services — 1.7%
157,500	CACI International, Inc. †, **	8,312,850

Insurance — 4.1%
150,100	Arthur J. Gallagher & Co. **	4,972,813
129,800	Hub International Limited **	2,346,784
99,800	RenaissanceRe Holdings Ltd.	5,147,684
87,700	RLI Corporation **	3,293,135
203,100	Scottish Re Group Ltd. **	4,299,627

		20,060,043

Internet Software & Services — 1.2%
119,700	United Online, Inc. †, **	1,151,514
117,800	Websense, Inc. †, **	4,908,726

		6,060,240

Machinery — 2.6%
65,600	Actuant Corporation, Class A †, **	2,703,376
78,000	Graco, Inc.	2,613,000
127,900	Oshkosh Truck Corporation	7,297,974

		12,614,350

Metals and Mining — 1.3%
205,200	AMCOL International Corporation **	3,923,424
145,200	Metals USA, Inc. †	2,575,848

		6,499,272

Oil & Gas — 2.9%
69,200	Cimarex Energy Company †	2,417,848
264,500	Golar LNG Limited †, **	4,136,780
191,400	Magnum Hunter Resources, Inc. †, **	2,208,756
125,000	Southwestern Energy Company †, **	5,248,750

		14,012,134

Real Estate — 15.8%
360,900	American Home Mortgage Investment Corporation, REIT **	10,087,155
182,500	Anthracite Capital, Inc., REIT **	2,029,400
304,700	Anworth Mortgage Asset Corporation, REIT **	3,467,486
415,400	Ashford Hospitality Trust, Inc., REIT **	3,904,760
137,800	Corporate Office Properties Trust, REIT **	3,530,436
70,100	Correctional Properties Trust, REIT **	1,913,730
334,870	Friedman, Billings, Ramsey Group, Inc., REIT, Class A **	6,396,017
279,000	Highland Hospitality Corporation, REIT	3,180,600
417,800	Impac Mortgage Holdings, Inc., REIT **	10,988,140
286,100	Luminent Mortgage Capital, Inc., REIT **	3,627,748
125,100	Mills Corporation (The), REIT **	6,488,937
20,215	New Century REIT, Inc.	1,172,470
234,000	Newcastle Investment Corp., REIT **	7,183,800
137,400	RAIT Investment Trust, REIT **	3,757,890
53,000	Redwood Trust, Inc., REIT **	3,308,260
285,560	Saxon Capital, Inc., REIT †	6,139,540

		77,176,369

	Road & Rail — 5.4%
	351,325	Genesee & Wyoming, Inc., Class A †	8,895,549
	61,400	Landstar System, Inc. †	3,602,952
	250,800	Old Dominion Freight Line, Inc. †, **	7,225,548
	212,600	Overnite Corporation **	6,682,018

			26,406,067

	Semiconductors & Semiconductor Equipment — 2.4%
	253,400	Diodes Incorporated †, **	6,527,584
	131,800	Sigmatel, Inc. †, **	2,795,478
	485,500	White Electronic Designs Corporation †, **	2,378,950

			11,702,012

	Software — 0.4%
	87,300	Manhattan Associates, Inc. †	2,131,866

	Specialty Retail — 2.5%
	70,600	Guitar Center, Inc. †	3,056,980
	132,000	Hibbett Sporting Goods, Inc. †, **	2,704,680
	122,600	Sonic Automotive, Inc., Class A **	2,458,130
	160,300	United Auto Group, Inc. **	4,021,927

			12,241,717

	Textiles & Apparel — 0.5%
	101,500	Quiksilver, Inc. †	2,580,130

	Thrifts & Mortgage Finance — 5.5%
	269,700	Accredited Home Lenders Holding Company †, **	10,388,844
	308,500	Commercial Capital Bancorp, Inc.	6,999,865
	159,500	New Century Financial Corporation **	9,605,090

			26,993,799

TOTAL COMMON STOCKS
(Cost $360,644,557)			455,793,966

INVESTMENT COMPANY SECURITIES — 2.0%

	36,900	iShares Russell 2000 Value Index Fund **	6,335,361
	215,900	MCG Capital Corporation **	3,748,024

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $9,575,580)			10,083,385

Principal
Amount
REPURCHASE AGREEMENT (c) — 4.8%
(Cost $23,515,000)

	$23,515,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $23,515,110 on 10/01/2004, collateralized by $24,140,000 FNMA, 5.500% maturing 06/19/2028 (value $23,989,125)	23,515,000

Shares
COLLATERAL FOR SECURITIES ON LOAN (d) — 17.5%
(Cost $85,458,844)

	85,458,844	State Street Navigator Securities Lending Trust – Prime Portfolio ††	85,458,844

TOTAL INVESTMENTS — 117.6%
(Cost $479,193,981*)			$574,851,195

(a)	All percentages are based on net assets of the Munder Small-Cap Value Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities and assets for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $101,798,796 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,141,582 and net appreciation for financial reporting purposes was $95,657,214. At September 30, 2004, aggregate cost for financial reporting purposes was $479,193,981.
**	Security, or a portion thereof, is on loan.
***	Fair valued security as of September 30, 2004 (see note (b) above).
†	Non-income producing security.
††	As of September 30, 2004, the market value of the securities on loan is $83,674,119.
†††	Security exempt from registration under Rule 144A of the Securities Act of 1933 and has been deemed to be liquid. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:
ADR FNMA REIT	— American Depositary Receipt — Federal National Mortgage Association — Real Estate Investment Trust

At September 30, 2004, the country diversification (based on country of incorporation) of the Fund was as follows (assume United States unless otherwise indicted):

	%
	Net Assets	Value
COMMON STOCKS:
United States	85.5%	$417,973,112
Bermuda	2.5	12,034,246
Canada	2.4	11,660,470
Cayman Islands	0.9	4,299,627
Ireland	1.1	5,357,748
Netherlands	0.9	4,468,763

TOTAL COMMON STOCKS	93.3	455,793,966
INVESTMENT COMPANY SECURITIES	2.0	10,083,385
REPURCHASE AGREEMENT	4.8	23,515,000
COLLATERAL FOR SECURITIES ON LOAN	17.5	85,458,844

TOTAL INVESTMENTS	117.6%	$574,851,195

Munder Tax-Free Bond Fund
      Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

Principal		Rating
Amount		S&P	Moody’s	Value (c)

MUNICIPAL BONDS AND NOTES — 93.5%
Colorado — 4.4%
$1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured),
	5.125% due 12/01/2021	NR	Aaa	$1,065,540
300,000	Grand Junction, Colorado Revenue, (AMBAC Insured),
	4.750% due 03/01/2024	AAA	Aaa	305,544

				1,371,084

Illinois — 16.2%
1,260,000	Champaign County, Illinois, GO, Public Safety Sales Tax, (FGIC Insured),
	5.400% due 01/01/2029	AAA	Aaa	1,309,052
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured),
	5.250% due 12/01/2022	AAA	Aaa	534,575
400,000	Decatur, Illinois, GO, Refunding, Series B, (MBIA Insured),
	4.300% due 03/01/2024	NR	Aaa	388,700
1,000,000	Illinois State, GO, (MBIA Insured),
	5.500% due 04/01/2025	AAA	Aaa	1,066,930
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place
	Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	AAA	Aaa	538,280
1,000,000	Regional Transport Authority, Illinois, (FGIC Insured),
	6.000% due 06/01/2015	AAA	Aaa	1,194,840

				5,032,377

Kansas — 2.9%
1,000,000	Sedgwick County, Kansas, Unified School District, GO,
	3.500% due 09/01/2019	AA	Aa3	908,260

Louisiana — 3.9%
1,100,000	Shreveport, Louisiana, (FGIC Insured),
	5.000% due 02/01/2013	AAA	Aaa	1,214,301

Michigan — 24.5%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF),
	5.750% due 05/01/2014	AA+	Aa1	946,999
1,000,000	East Lansing, Michigan, School District, GO, School Building
	& Site Development, (Q-SBLF), 5.625% due 05/01/2030	AA+	Aa1	1,062,220
600,000	Grosse Pointe, Michigan, GO, Public School Systems,
	4.750% due 05/01/2022	AA+	Aa2	618,876
1,135,000	Holland, Michigan, Building Authority, (AMBAC Insured),
	5.000% due 10/01/2021	AAA	Aaa	1,189,480

680,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.000% due 05/01/2027	AA+	Aa1	695,389
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	AAA	Aaa	483,259
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), 6.000% due 05/15/2010	AAA	Aaa	460,196
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	1,020,160
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	AAA	Aaa	557,105
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	563,420

				7,597,104

Nevada — 5.4%
750,000	Clark County, Nevada School District, GO, (FSA Insured), 5.000% due 06/15/2018	AAA	Aaa	809,422
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	AAA	Aaa	856,305

				1,665,727

North Carolina — 6.8%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	AAA	Aaa	708,416
1,250,000	North Carolina, Municipal Power Agency, Catawba Electric Revenue, (AMBAC Insured), ETM, 5.500% due 01/01/2013	AAA	Aaa	1,414,462

				2,122,878

Ohio — 9.2%
	Forest Hills, Ohio, Local School District, GO:
1,250,000	Prefunded, (MBIA Insured), 6.250% due 12/01/2020	NR	Aaa	1,665,930
100,000	Unrefunded Balance, (MBIA Insured), 6.250% due 12/01/2020	NR	Aaa	110,138
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027	AAA	Aaa	1,083,180

				2,859,248

	South Carolina — 10.7%
	1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	AAA	Aaa	1,035,410
	1,110,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	AAA	Aaa	1,179,131
	1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019	AAA	Aaa	1,096,060

					3,310,601

	Tennessee — 1.7%
	475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	AAA	Aaa	521,374

	Texas — 7.8%
	1,140,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015	NR	Aaa	1,351,709
	5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	NR	Aa1	5,583
	1,000,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	AA	Aa1	1,062,750

					2,420,042

TOTAL MUNICIPAL BONDS AND NOTES
	(Cost $27,148,073)				29,022,996

Shares
INVESTMENT COMPANY SECURITIES — 5.8%
	307,452	Dreyfus Tax-Exempt Cash Management Fund			307,452
	1,509,482	Valiant Tax-Exempt Money Market Fund			1,509,482

TOTAL INVESTMENT COMPANY SECURITIES
	(Cost $1,816,934)				1,816,934

TOTAL INVESTMENTS — 99.3%
	(Cost $28,965,007*)				$30,839,930

(a)	All percentages are based on net assets of the Munder Tax-Free Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2004, investments in these insured securities represented 59.9% of the Fund.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,899,713 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $24,790 and net appreciation for financial reporting purposes was $1,874,923. At September 30, 2004, aggregate cost for financial reporting purposes was $28,965,007.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
NR	— Not Rated
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund

At September 30, 2004, the sector diversification of the Fund was as follows:

	% of Net Assets	Value
MUNICIPAL BONDS AND NOTES:
Insured	59.9%	$18,588,852
General Obligations	29.0	9,014,099
Pre-Refunded/ETM	4.6	1,420,045

TOTAL MUNICIPAL BONDS AND NOTES	93.5	29,022,996
INVESTMENT COMPANY SECURITIES	5.8	1,816,934

TOTAL INVESTMENTS	99.3%	$30,839,930

Munder Tax-Free Money Market Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a)

Principal		Rating
Amount		S&P	Moody’s	Value (b)
TAX-EXEMPT COMMERCIAL PAPER — 6.8%
Maryland — 1.5%
$3,000,000	Montgomery County, Maryland, Bond Anticipation Notes, (Toronto Dominion, SPA), 1.170% due 10/19/2004	A-1+	P-1	$3,000,000

Minnesota — 1.5%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 1.200% due 11/09/2004	NR	NR	3,000,000

Nevada — 0.8%
2,000,000	Clark County, Nevada, Flood Control, 1.230% due 01/05/2005	A-1+	P-1	2,000,000

Texas — 1.5%
3,000,000	University of Texas Revenues, 1.300% due 01/05/2005	A-1+	P-1	3,000,000

Washington — 1.5%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 1.170% due 10/13/2004	A-1+	P-1	3,000,000

TOTAL COMMERCIAL PAPER				14,000,000

(Cost $11,000,000)
MUNICIPAL BONDS AND NOTES — 90.7%
Arizona — 4.0%
$1,075,000	Arizona Agricultural Improvement Power District Electric Systems Revenue, Salt River Project, ETM, 6.000% due 01/01/2005	AAA	Aa2	1,087,661
3,400,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, (Tucson Electric - 83C), (Bank of New York, LOC), 1.750% due 12/15/2018†	A-1+	VMIG1	3,400,000
3,750,000	Pima County, Arizona Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 1.680% due 12/01/2022†	A-1+	VMIG1	3,749,985

				8,237,646

Arkansas — 1.0%
2,000,000	Sheridan, Arkansas, Industrial Development Revenue, H.H. Robertson Company Project A, (PNC Bank, N.A., LOC), 1.700% due 08/01/2014†	NR	A1	2,000,000

California — 2.3%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9,(Citibank, N.A., LOC), 1.700% due 05/01/2022†	A-1+	VMIG1	1,500,000
	California State Economic Recovery Revenue:
1,700,000	Revenue Series C-8 (Lloyds TSB Bank PLC, LOC), 1.770% due 07/01/2023†	A-1+	VMIG1	1,700,000
1,500,000	Series C-9 (Bank of Nova Scotia, LOC), 1.770% due 07/01/2023†	A-1	VMIG1	1,500,000

				4,700,000

Colorado — 1.7%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank, N.A., LOC), 1.690% due 11/01/2008†	NR	VMIG1	1,500,000
2,000,000	Platte River Power Authority, Colorado Electric Revenue, Subordinated Lien, Series S-1, (Morgan Guarantee Trust, SPA), 1.690% due 06/01/2018†	A-1+	VMIG1	2,000,000

				3,500,000

Connecticut — 0.5%
1,000,000	Connecticut State Health & Educational Facilities Revenue, Taft School, Series E, (First Union National Bank, LOC), 1.680% due 07/01/2030†	NR	VMIG1	1,000,000

Delaware — 1.2%
2,385,000	Sussex County, Delaware, GO, Refunding, 4.000% due 10/15/2004††	NR	Aa3	2,387,705

Florida — 4.9%
3,000,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank PLC, SPA), 1.660% due 10/05/2022†	A-1+	VMIG1	3,000,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 1.670% due 05/01/2025†	A-1+	NR	2,500,000
2,900,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (Suntrust Bank, LOC), 1.710% due 07/01/2020†	NR	VMIG1	2,900,000
1,675,000	Tohopekaliga Water Authority, Florida, Utility Systems Revenue, Series A, (FSA Insured), 2.000% due 10/01/2004	AAA	Aaa	1,675,000

				10,075,000

Georgia — 4.6%
1,080,000	Alpharetta, Georgia, GO, 6.200% due 05/01/2005	AA+	Aa1	1,109,609
960,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerishe Landesbank, SPA), 1.700% due 01/01/2016†	A-1+	VMIG1	960,000
1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA), 1.540% due 01/01/2021†	A-1+	VMIG1	1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 1.720% due 03/01/2022†	NR	Aa2	2,000,000
900,000	De Kalb Private Hospital Authority Revenue, Anticipation Certificates, ESR Children’s Health, Series A (SunTrust Bank Atlanta, LOC), 1.690% due 12/01/2028†	NR	VMIG1	900,000
1,400,000	De Kalb Private Hospital, Georgia, Hospital Authority, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank Atlanta, LOC), 1.690% due 03/01/2024†	A-1+	VMIG1	1,400,000
1,570,000	Douglasville-Douglas County, Georgia, Water & Sewer Authority Revenue, (AMBAC Insured), 5.300% due 06/01/2005	AAA	Aaa	1,609,726

				9,344,335

Illinois — 8.2%
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 1.700% due 08/01/2015†	NR	VMIG1	3,500,000
2,225,000	Illinois Development Finance Authority, Industrial Revenue, Tajon Warehouse, Series B, (Bank One Kentucky, N.A., LOC), 1.730% due 01/01/2010†	A-1+	NR	2,225,000
	Illinois Educational Facilities Authority Revenues:
1,100,000	Chicago Children’s Museum, (Bank One, N.A., LOC), 1.700% due 02/01/2028†	A-1	VMIG1	1,100,000
1,700,000	Field Museum National History, (Northern Trust Company, LOC), 1.700% due 11/01/2025†	NR	VMIG1	1,700,000
1,975,000	Illinois Health Facilities Authority Revenue, Southern Illinois Healthcare Inc., (U.S. Bank, N.A., LOC), 1.700% due 03/01/2031†	NR	VMIG1	1,975,000
2,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 1.660% due 01/01/2010†	A-1+	VMIG1	2,000,000
1,600,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 1.720% due 12/01/2013†	A-1+	VMIG1	1,600,000
2,810,000	West Chicago, Illinois, Industrial Development Revenue, Refunding, Liquid Container Project, (Bank of America, N.A., LOC), 1.700% due 03/01/2015†	NR	Aa1	2,810,000

				16,910,000

Indiana — 2.9%
1,500,000	Franklin County, Indiana, Economic Development Revenue, Sisters St. Francis Project, (Bank One Indiana, N.A., LOC), 1.700% due 12/01/2018†	A-1+	NR	1,500,000
2,900,000	Indiana Health Facility Financing Authority, Hospital Revenue, Clarian Health Obligation Group, Series C, (Westdeutsche Landesbank, SPA), 1.690% due 03/01/2030†	A-1+	VMIG1	2,900,000
1,500,000	Purdue University, Indiana, University Revenue, Series B, 6.700% due 07/01/2015, Pre-refunded 01/01/2005	AA	Aa1	1,565,003

				5,965,003
Kansas — 0.5%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 1.700% due 03/01/2026†	A-1+	P-1	1,000,000

Kentucky — 2.5%
1,575,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC), 1.720% due 04/01/2019†	NR	NR	1,575,000
2,770,000	Jeffersontown, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 1.720% due 03/01/2030†	NR	VMIG1	2,770,000
800,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 1.530% due 04/01/2032†	NR	VMIG1	800,000

				5,145,000

Massachusetts — 7.5%
1,955,000	Boston, Massachusetts, Refunding Series A, GO, 3.000% due 01/01/2005	AA	Aa2	1,963,241
1,210,000	Franklin, Massachusetts, Bond Anticipation Notes, GO, 3.000% due 04/01/2005	SP-1+	MIG1	1,221,456
	Massachusetts State:
3,000,000	Consolidated Loan, GO, Series C, (FGIC Insured), 7.000% due 11/01/2014, Pre-refunded 11/01/2004	AAA	Aaa	3,044,890
1,000,000	Consolidated Loan, GO, Series A, (MBIA Insured), 5.750% due 02/01/2015, Prerefunded 02/01/2005	AA-	Aaa	1,024,547
2,000,000	Refunding, Series C, GO, 4.000% due 12/01/2004	AA-	Aa2	2,009,592
3,000,000	Massachusetts State Development Finance Agency, Charles River School, (Citizens Bank of MA, LOC), 1.670% due 10/01/2032†	A-1+	NR	3,000,000
3,075,000	Massachusetts State Water Resources Authority, Multi-Modal Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 1.690% due 04/01/2028†	A-1	VMIG1	3,075,000

				15,338,726

Michigan — 3.4%
3,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Old Kent Bank, LOC), 1.760% due 09/01/2015†	NR	NR	3,500,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,560,000	Refunding, Goodwill Industrial Project, (Fifth Third Bank, LOC), 1.530% due 02/01/2027†	NR	NR	1,560,000

1,900,000	Roeper School Project, (Standard Federal Bank, LOC), 1.700% due 05/01/2032†	A-1	NR	1,900,000

				6,960,000

Minnesota — 0.7%
1,500,000	Brown County, Minnesota, Purchase Revenue, Martin Luther College Project, (Wells Fargo Bank, N.A., LOC), 1.660% due 09/01/2024†	A-1+	NR	1,500,000

Mississippi — 1.9%
4,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series 1, (Westdeutsche Landesbank, SPA), 1.710% due 05/15/2030†	A-1+	VMIG1	4,000,000

Missouri — 0.7%
1,400,000	Missouri State Highways & Transportation Commission Street Road Revenue, Series A, 5.000% due 02/01/2005	AA	Aa2	1,418,034

Nebraska — 0.5%
1,000,000	Nebraska Public Power District Revenue, Power Supply Systems, Series C, ETM, 4.625% due 01/01/2005	AAA	Aaa	1,008,568

Nevada — 0.7%
1,475,000	Nevada State, Refunding & Capital Improvement, Series A, GO, (MBIA Insured), 4.000% due 11/01/2004	AAA	Aaa	1,478,527

New Jersey — 1.9%
1,000,000	Hudson County, New Jersey, Bond Anticipation Notes, GO, 3.000% due 09/21/2005	SP-1+	NR	1,012,913
3,000,000	New Jersey Economic Development Authority, Economic Development Revenue, Adjustable Refunding, Stolthaven Project, Series A, (Citibank, N.A., LOC), 1.690% due 01/15/2018†	A-1+	P-1	3,000,000

				4,012,913

New York — 0.9%
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC), 1.680% due 03/15/2026†	A-1+	NR	1,900,000

North Carolina — 4.1%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 1.650% due 04/01/2019†	A-1+	VMIG1	1,040,000
1,000,000	Johnston County, North Carolina, Public Improvement, GO, (FSA Insured), 4.000% due 03/01/2005	AAA	Aaa	1,010,673
1,000,000	New Hanover County, North Carolina, Refunding, GO, 5.000% due 03/01/2005	AA	Aa2	1,015,898
1,585,000	North Carolina Medical Care, Community Health Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 1.720% due 09/01/2021†	NR	VMIG1	1,585,000
	North Carolina Medical Care, Community Hospital Revenue:
1,745,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 1.720% due 05/01/2018†	A-1	NR	1,745,000
2,000,000	Northeast Medical Center Project, Series B (Suntrust Bank, LOC), 1.660% due 11/01/2032†	A-1+	VMIG1	2,000,000

				8,396,571

Ohio — 5.2%
1,500,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 1.710% due 11/01/2034†	NR	VMIG1	1,500,000
2,000,000	Cuyahoga Falls, Ohio, GO, 2.000% due 12/16/2004	NR	MIG1	2,003,490
2,000,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B (Citibank, N.A., LOC), 1.680% due 12/01/2020†	NR	VMIG1	2,000,000
1,000,000	Lucas County, Ohio, Bond Anticipation Notes, GO, 2.500% due 10/13/2005**	SP-1+	MIG1	1,007,860
965,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (FifthThird Bank, LOC), 1.730% due 08/15/2022†	A-1+	NR	965,000
2,195,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 1.730% due 12/01/2010†	A-1	NR	2,195,000
1,000,000	Ohio State, Higher Education, GO, 2.500% due 05/01/2005	AA+	Aa1	1,005,743

				10,677,093

Oregon — 2.5%
3,475,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project Series A), (Keybank, N.A., LOC), 1.700% due 03/01/2033†	NR	VMIG1	3,475,000
1,665,000	Washington County, Oregon, Unified Sewer Agency, Subordinated Lien, Series One (AMBAC Insured), 5.900% due 10/01/2006, Prerefunded 10/01/2004	AAA	Aaa	1,665,000

				5,140,000

Pennsylvania — 6.0%
1,200,000	Allegheny County, Pennsylvania, Industrial Development Authority Revenue, Sewickley Academy A, (PNC Bank, N.A., LOC), 1.750% due 11/01/2022†	NR	NR	1,200,000
2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A (National City Bank PA, LOC), 1.760% due 11/01/2019†	NR	NR	2,700,000
1,200,000	Allentown, Pennsylvania, Commercial & Industrial Development, Diocese of Allentown, (First Union National Bank, LOC), 1.800% due 12/01/2029†	NR	Aa2	1,200,000
1,480,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (First Union National Bank, LOC), 1.690% due 08/01/2025†	A-1	VMIG1	1,480,000
1,500,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1, (Toronto Dominion Bank, LOC), 1.690% due 08/01/2016†	A-1	VMIG1	1,500,000
2,310,000	Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Health Foundation, (AMBAC Insured), (National City Bank PA, SPA), 1.800% due 05/15/2020†	AAA	VMIG1	2,310,000
2,000,000	Northeastern York County, Pennsylvania School District, GO, (FGIC Insured) 5.100% due 05/01/2024, Pre-refunded 11/01/2004	NR	Aaa	2,006,902

				12,396,902

Tennessee — 5.4%
3,000,000	Greeneville, Tennessee, Industrial Development Board, Refunding Petroleum Inc. Project, (BNP Paribas, LOC), 1.700% due 05/01/2013†	NR	Aa2	3,000,000
1,900,000	Metro Government Nashville Davidson County, Tennessee, Refunding, GO, 2.000% due 04/01/2005	AA	Aa2	1,907,978

6,135,000	Shelby County, Tennessee, Health Educational & Housing Facilities Board Revenue, Refunding, Multifamily Housing-Wyndridge, (JP Morgan Chase Bank, LOC), 1.750% due 11/01/2019†	A-1+	NR	6,135,000

				11,042,978

Texas —5.8%
1,000,000	Collin County, Texas, GO, 5.625% due 02/15/2005	AAA	Aaa	1,015,594
1,000,000	Fort Worth, Texas, Refunding, Series A, GO, 5.000% due 03/01/2005	AA+	Aa1	1,015,940
2,610,000	Galveston County, Texas, Refunding Forward, (AMBAC Insured), 4.000% due 02/01/2005	NR	Aaa	2,634,951
1,290,000	Harris County, Texas, GO, Refunding, Permanent Improvement, Series A, 3.000% due 10/01/2004	AA+	Aa1	1,290,000
	Houston, Texas:
320,000	Refunding, Public Improvement (MBIA Insured), ETM, 5.000% due 03/01/2005	AAA	Aaa	325,102
680,000	Unrefunded Balance Refunding, Public Improvement, (MBIA Insured), 5.000% due 03/01/2005	AAA	Aaa	690,841
1,000,000	North Richland Hills, Texas, GO, Refunding & Improvement, (MBIA Insured), 4.000% due 02/15/2005	AAA	Aaa	1,010,767
3,000,000	Texas State, Tax & Revenue Anticipation Notes, 3.000% due 08/31/2005	SP-1+	MIG1	3,038,625
1,000,000	Travis County, Texas, GO, Refunding, 4.000% due 03/01/2005	AAA	Aaa	1,011,001

				12,032,821

Virginia —2.9%
4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc. (FSA Insured), (The Chase Manhattan Bank, SPA), 1.700% due 01/01/2030†	A-1+	VMIG1	4,000,000
1,955,000	Richmond, Virginia, Industrial Development Authority Revenue, The Virginia Home, (SunTrust Bank, LOC), 1.720% due 07/01/2022†	NR	NR	1,955,000

				5,955,000

Washington —2.4%
2,000,000	Clark County, Washington, Public Utility District Number 1, Generating System Revenue, ETM, (FGIC Insured), 6.000% due 01/01/2005	AAA	Aaa	2,024,272

2,820,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse First Boston, SPA), 1.660% due 07/01/2012†	A-1	VMIG1	2,820,000

				4,844,272

Wisconsin —3.9%
1,000,000	Madison, Wisconsin, Promissory Notes, Series A, GO, 5.500% due 05/01/2005	NR	Aaa	1,025,173
3,000,000	Milwaukee, Wisconsin, Metropolitan Sewer District, Series A, GO, 5.000% due 10/01/2005	AA+	Aa1	3,101,083
3,800,000	Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, (Lasalle Bank, N.A., LOC), 1.640% due 05/01/2030†	A-1	NR	3,800,000

				7,926,256

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $189,293,350)				186,293,350

Shares
INVESTMENT COMPANY SECURITIES — 2.6%
5,381,008	Dreyfus Tax-Exempt Cash Management Fund			5,381,008
1,357	Valiant Tax-Exempt Money Market Fund			1,357

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,382,365)				5,382,365

TOTAL INVESTMENTS (Cost $205,675,715*) — 100.1%				$205,675,715

(a)	All percentages are based on net assets of the Munder Tax-Free Money Market Fund (the “Fund”) as of September 30, 2004.
(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. Security transactions are recorded on a trade date basis..
*	At September 30, 2004, aggregate cost for financial reporting purposes was $205,675,715.
**	Security purchased on a when-issued basis. Securities purchased on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.
†	Variable rate security. The interest rate shown reflects the rate currently in effect.
††	Security is pledged as collateral for when-issued purchase commitments.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM — Escrowed to Maturity
FGIC — Federal Guaranty Insurance Corporation
FSA — Financial Security Assurance
GO — General Obligation Bonds
LOC — Instruments supported by bank letter of credit
MBIA — Municipal Bond Investors Assurance
NR — Not Rated
SPA — Stand-by Purchase Agreement

At September 30, 2004, the sector diversification of the Fund was as follows:

	% of Net
	Assets	Value
TAX-EXEMPT COMMERCIAL PAPER	6.8%	$14,000,000

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	64.7	132,908,956
General Obligations	13.4	27,593,130
Pre-Refunded/ETM	6.7	13,751,945
Insured	3.7	7,621,285
Revenues	2.2	4,418,034

TOTAL MUNICIPAL BONDS AND NOTES	90.7	186,293,350
INVESTMENT COMPANY SECURITIES	2.6	5,382,365

TOTAL INVESTMENTS	100.1%	$205,675,715

Munder Tax-Free Short & Intermediate Bond Fund
     Portfolio of Investments, September 30, 2004 (Unaudited) (a), (b)

			Rating
Principal
Amount			S&P	Moody’s	Value (c)
MUNICIPAL BONDS AND NOTES — 97.0%
	Alabama — 2.0%
	$1,500,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured): 5.000% due 02/01/2033, Pre-refunded 02/01/2009	AAA	Aaa	$1,664,190
	2,000,000	5.125% due 02/01/2042, Pre-refunded 08/01/2012	AAA	Aaa	2,264,480

					3,928,670

	Arizona — 4.2%
	1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	AAA	Aaa	1,295,462
	1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	AAA	Aaa	1,833,282
	1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 6.125% due 07/01/2013, Pre-refunded 07/01/2007	AAA	Aaa	1,117,130
	1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	AAA	Aaa	1,999,944
	1,840,000	Phoenix, Arizona, GO, Series A, 5.500% due 07/01/2015, Pre-refunded 07/01/2005	AA+	Aa1	1,911,061

					8,156,879

	Arkansas — 1.0%
	1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.098% due 06/01/2006†	AA	Aa2	1,899,762

	California — 1.2%
	2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	AAA	Aaa	2,260,440

	Colorado — 2.2%
	2,000,000	Arapahoe County, Colorado, School District, Cherry Creek, GO, (FSA Insured), 4.000% due 12/15/2008	AAA	Aaa	2,120,300
	2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	AAA	Aaa	2,099,320

					4,219,620

	Delaware — 1.9%
		Delaware State, GO:
	1,000,000	Series A, 4.250% due 03/01/2009	AAA	Aaa	1,069,150
	2,500,000	Series A, 5.000% due 01/01/2007	AAA	Aaa	2,668,450

					3,737,600

Florida — 3.6%
3,000,000	Dade County, Florida, School District, (MBIA Insured), 6.000% due 07/15/2005	AAA	Aaa	3,101,310
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.549% due 10/01/2025, Pre-refunded 10/01/2008 †	AAA	Aaa	1,145,628
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2015, Pre-refunded 10/01/2008†	AAA	Aaa	1,819,620
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	AAA	Aaa	1,038,560

				7,105,118

Georgia — 1.9%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	AA	Aa2	1,129,890
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	AAA	Aaa	1,256,007
1,045,000	6.250% due 08/01/2013	AAA	Aaa	1,269,884

				3,655,781

Hawaii — 2.4%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	AAA	Aaa	2,120,269
1,000,000	Honolulu, Hawaii, City & County Board of Water Supply Water System Revenue, (FGIC Insured), 4.000% due 07/01/2013	AAA	Aaa	1,035,310
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	AAA	Aaa	1,495,747

				4,651,326

Illinois — 5.9%
2,000,000	Chicago, Illinois, GO, Capital Appreciation Bond, (AMBAC Insured), 3.743% due 07/01/2016, Pre-refunded 07/01/2005 †	AAA	Aaa	983,580
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	AAA	Aaa	2,727,175
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	AAA	Aaa	2,034,402
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	AAA	Aa3	4,322,800
1,300,000	Schaumburg, Illinois, GO, Series A, 5.000% due 01/01/2008	AA+	Aa1	1,407,211

				11,475,168

Iowa — 0.8%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	NR	Aaa	1,500,735

Kansas — 0.6%
1,000,000	Wichita, Kansas, Revenue, 5.000% due 10/01/2008	AA	Aa2	1,098,740

Kentucky — 1.2%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	AAA	Aaa	2,288,320

Maryland — 6.6%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	AAA	Aaa	1,176,930

	Maryland State:
3,000,000	State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	AAA	Aaa	3,173,430
2,275,000	State & Local Facilities Series 3, GO, 5.000% due 10/15/2005	AAA	Aaa	2,353,283
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	AAA	Aaa	1,125,920
5,000,000	Prince George's County, Maryland, Consolidated Public Improvement, GO, (MBIA Insured), 6.250% due 01/01/2005	AAA	Aaa	5,056,250

				12,885,813

Massachusetts — 2.9%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	AA	Aa2	1,653,765
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	NR	Aaa	1,083,720
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011, Pre-refunded 04/01/2008	AAA	Aa2	1,217,953
1,400,000	5.500% due 11/01/2020, Pre-refunded 11/01/2012	AA-	Aa2	1,597,498

				5,552,936

Michigan — 16.2%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	AA	Aa2	1,388,827
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	1,282,560
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	AA+	Aa1	1,500,496
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	AA+	Aa1	1,041,890
2,000,000	Detroit, Michigan, Water Supply Systems Revenue, Senior Lien, Series A, (MBIA Insured), 5.250% due 07/01/2006	AAA	Aaa	2,114,720

1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	AA+	Aa1	1,082,870
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	AA	Aa2	1,204,927
1,000,000	Huron Valley, Michigan, School District, GO, (Q-SBLF), 5.875% due 05/01/2016, Pre-refunded 05/01/2007	AAA	Aaa	1,097,720
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	AAA	Aaa	1,163,776
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	AAA	Aaa	2,704,225
1,095,000	Michigan State, Housing Single Family Mortgage, Series A, AMT, (AMBAC Insured), 5.300% due 12/01/2006	AAA	Aaa	1,129,777
2,500,000	Michigan State, Trunk Line Highway Revenue, Series A, 5.500% due 11/15/2009, Pre-refunded 11/15/2004	AAA	Aa3	2,561,925
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, (AMBAC Insured), 6.000% due 05/01/2006	AAA	Aaa	3,718,925
2,000,000	Redford, Michigan, Union School District, (Q-SBLF), 5.950% due 05/01/2015, Pre-refunded 05/01/2006	AAA	Aaa	2,149,460
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	AA+	Aa1	1,508,278
3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q- SBLF), 4.800% due 05/01/2010	AA+	Aa1	4,257,006
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	AA	Aa3	1,627,569

				31,534,951

Minnesota — 2.2%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	AAA	Aaa	2,281,423
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	AAA	Aa1	1,934,243

				4,215,666

Mississippi — 1.1%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	AA	Aa3	2,123,680

Nebraska — 1.1%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	AAA	Aaa	1,073,680
1,000,000	4.500% due 12/01/2010	AAA	Aaa	1,081,870

				2,155,550

New Hampshire — 0.8%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	AA+	Aa2	1,634,460

New Jersey — 1.8%
1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	NR	Aaa	1,277,605
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	AA-	Aa3	1,157,340
1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	AA+	Aa1	1,078,540

				3,513,485

New York — 0.5%
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	NR	Aaa	1,054,300

North Carolina — 1.0%
2,000,000	Guilford County, North Carolina, GO, 2.500% due 10/01/2007	AAA	Aa1	2,020,160

Ohio — 4.4%
	Cleveland Ohio Waterworks Revenue:
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	300,531
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	1,333,523
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	AAA	Aaa	1,119,590
1,575,000	Ohio State Building Authority, (AMBAC Insured), 5.000% due 10/01/2008	AAA	Aaa	1,690,164
2,000,000	Ohio State Public Facilities Community, (MBIA Insured), 4.700% due 06/01/2011, Pre-refunded 06/01/2008	AAA	Aaa	2,170,240
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	AAA	Aaa	1,932,258

				8,546,306

Oklahoma — 1.6%
3,000,000	Tulsa County, Oklahoma, Independent School District 1, GO, Series B, (AMBAC Insured), 5.000% due 08/01/2005	AAA	Aaa	3,082,170

Oregon — 0.6%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	AA-	Aa3	1,169,511

Rhode Island — 0.6%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	AAA		Aaa		1,113,770

Tennessee — 1.7%
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008		Aa2		1,109,560
2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	AA		Aa2		2,197,780

						3,307,340

Texas — 10.1%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	AAA		Aaa		1,800,436
2,750,000	Dallas, Texas, GO, ETM, 6.000% due 02/15/2005	AA+		Aa1		2,793,203
	Harris County, Texas, GO:
2,000,000	5.500% due 10/01/2013, Pre-refunded 10/01/2006	AA+		Aa1		2,143,940
1,000,000	5.875% due 10/01/2007	AA+		Aa1		1,104,520
	Houston, Texas, Independent School District:
1,730,000	Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	AA		Aa3		1,864,888
1,000,000	Capital Appreciation, Series A, GO, (PSFG), 2.301% due 02/15/2006†	AAA		Aaa		972,880
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	AAA		Aaa		2,400,053
2,400,000	Texas State, GO, Series A, Public Finance Authority, 5.900% due 10/01/2012, Pre-refunded 04/01/2005	AA		Aaa		2,452,776
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	AAA		Aaa		1,805,094
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	AAA		Aaa		2,210,800

						19,548,590

Utah — 1.2%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	NR		Aaa		1,001,240
1,245,000	Logan City, Utah School District, GO, 3.500% due 06/15/2011	NR		Aaa		1,268,767

						2,270,007

Virginia — 1.1%
1,000,000	Charlottesville, Virginia, GO, 2.000% due 07/15/2008	AAA	Aaa	981,780
1,140,000	Virginia State, Public School Authority, Series I, GO, 5.250% due 08/01/2008	AA+	Aa1	1,242,041

				2,223,821

Washington — 4.0%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	NR	Aaa	1,113,340
3,000,000	King County, Washington, GO, 5.900% due 12/01/2014, Pre-refunded 12/01/2007	AA+	Aa1	3,390,510
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	AA	Aa1	3,269,370

				7,773,220

West Virginia — 1.3%
3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009†	AAA	Aaa	2,537,340

Wisconsin — 7.3%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	NR	Aaa	1,459,962
2,355,000	Brookfield, Wisconsin, GO, Promissory Notes, 3.550% due 03/01/2007	NR	Aaa	2,370,472
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	NR	Aaa	1,085,120
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	AA	Aa3	2,563,950
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-refunded 03/15/2008	AAA	Aaa	1,168,223
	Wisconsin State, Clean Water Revenue:
1,000,000	5.500% due 06/01/2014, Pre-refunded 06/01/2009	NR	Aa2	1,125,880
2,640,000	Series I, 5.250% due 06/01/2005	AA+	Aa2	2,702,014
1,500,000	Wisconsin State, GO, 5.000% due 11/01/2007	AA-	Aa3	1,622,685

				14,098,306

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $182,025,268)				188,339,541

Shares
INVESTMENT COMPANY SECURITIES — 2.0%
(Cost $3,878,091)
3,878,091	Valiant Tax - Exempt Money Market Fund	3,878,091

TOTAL INVESTMENTS — 99.0%
(Cost $185,903,359*)		$192,217,632

(a)	All percentages are based on net assets of the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”) as of September 30, 2004.
(b)	The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2004, investments in these insured securities represented 27.0% of the Fund.
(c)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,529,780 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $215,507 and net appreciation for financial reporting purposes was $6,314,273. At September 30, 2004, aggregate cost for financial reporting purposes was $185,903,359.
†	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC	- American Municipal Bond Assurance Corporation
AMT	- Alternative Minimum Tax
ETM	- Escrowed to Maturity
FGIC FSA GO MBIA NR PSFG Q-SBLF	- Federal Guaranty Insurance Corporation
- Financial Security Assurance
- General Obligation Bonds
- Municipal Bond Investors Assurance
- Not Rated
- Permanent School Fund Guaranteed
- Qualified School Bond Loan Fund

At September 30, 2004, the sector diversification of the Fund was as follows:

	% of Net Assets	Value
MUNICIPAL BONDS AND NOTES:
General Obligations	40.2%	$78,066,196
Insured	27.0	52,356,531
Pre-Refunded/ETM	24.6	47,861,002
Revenue	5.2	10,055,812

TOTAL MUNICIPAL BONDS AND NOTES	97.0	188,339,541
INVESTMENT COMPANY SECURITIES	2.0	3,878,091

TOTAL INVESTMENTS	99.0%	$192,217,632

Munder U.S. Government Income Fund
      Portfolio of Investments, September 30, 2004 (Unaudited)(a)

Principal
Amount				Value(b)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
	Federal Home Loan Mortgage Corporation (FHLMC) — 4.9%
			FHLMC:
		$2,500,000	4.125% due 02/24/2011**	$2,460,415
		2,000,000	5.500% due 09/15/2011**	2,153,956

				4,614,371

	Federal National Mortgage Association (FNMA) — 4.9%
			FNMA:
		1,200,000	2.375% due 02/15/2007**	1,184,267
		3,500,000	4.375% due 03/15/2013**	3,480,718

				4,664,985

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost	$9,128,433)			9,279,356

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 56.2%
	Collateralized Mortgage Obligations (CMO) — 50.3%
			FHLMC:
		2,191,596	Series 1531, Class M, 6.000% due 06/15/2008	2,244,894
		1,500,000	Series 1603, Class J, 6.500% due 07/15/2023	1,565,312
		1,815,251	Series 1610, Class PM, 6.250% due 04/15/2022	1,837,638
		5,000,000	Series 1638, Class H, 6.500% due 12/15/2023	5,357,243
		282,323	Series 1676, Class H, 6.500% due 10/15/2022	282,164
		192,645	Series 1848, Class PE, 7.000% due 09/15/2025	192,803
		856,464	Series 1865, Class PD, 7.000% due 12/15/2025	857,053
		4,156,000	Series 1866, Class E, 7.000% due 01/15/2026	4,285,768
		3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,437,404
		1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,435,517
		1,000,000	Series 2802, Class NC, 5.000% due 05/15/2028	1,023,052
		508,569	Series 43, Class D, 10.000% due 06/15/2020	509,123
		2,434,475	Series T-7, Class A6, 7.030% due 08/25/2028	2,481,461
			FNMA:
		626,381	Series 1990-5, Class J, 8.200% due 01/25/2020	681,635
		7,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	7,952,079
		3,484,697	Series 1993-226, Class PN, 9.000% due 05/25/2022	3,548,437
		1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,743,619
		7,634,900	Series 1996-28, Class PJ, 6.500% due 12/25/2024	7,855,656
		145,434	Series 1997-13, Class QE, 6.500% due 04/18/2026	146,109

				47,436,967

	Federal Home Loan Mortgage Corporation (FHLMC) — 1.1%
			FHLMC:
		252,890	Pool #A01048, Gold, 8.500% due 02/01/2020	280,240
		537,713	Pool #E00160, Gold, 7.000% due 11/01/2007	558,688
		162,538	Pool #G00479, Gold, 9.000% due 04/01/2025	182,917

				1,021,845

	Federal National Mortgage Association (FNMA) — 4.8%
			FNMA:
		11,918	Pool #040305, 11.500% due 02/01/2014	13,361
		1,144	Pool #058255, 11.500% due 11/01/2010	1,245
		19,060	Pool #081585, 11.500% due 07/01/2012	21,244
		292,895	Pool #100081, 11.500% due 08/20/2016	333,030
		54,571	Pool #210448, 11.500% due 11/01/2015	61,181
		137,343	Pool #303105, 11.000% due 11/01/2020	155,740
		67,382	Pool #336457, 10.500% due 11/01/2020	75,820
		1,953,128	Pool #385677, 4.680% due 12/01/2012	1,992,060
		1,945,190	Pool #386314, 3.790% due 07/01/2013	1,875,599

				4,529,280

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost	$50,367,416)			52,988,092

U.S. TREASURY OBLIGATIONS — 29.4%
	U.S. Treasury Bonds — 29.4%
		3,650,000	6.250% due 05/15/2030**	4,332,094
		5,000,000	6.500% due 11/15/2026**	6,046,095
		6,000,000	7.500% due 11/15/2016**	7,710,702
		5,000,000	8.000% due 11/15/2021**	6,872,850
		2,000,000	8.125% due 08/15/2019**	2,738,046

TOTAL U.S. TREASURY OBLIGATIONS
(Cost	$26,392,901)			27,699,787

REPURCHASE AGREEMENT(c) — 3.8%
(Cost	$3,584,000)
		3,584,000	Agreement with State Street Bank and Trust Company, 1.700% dated 09/30/2004, to be repurchased at $3,584,169 on 10/01/2004, collateralized by $3,190,000 FNMA, 6.250% maturing 05/15/2029 (value $3,660,525)	3,584,000

Shares
COLLATERAL FOR SECURITIES ON LOAN(d) — 22.6%
(Cost	$21,305,816)
		21,305,816	State Street Navigator Securities Lending Trust — Prime Portfolio#	21,305,816

TOTAL INVESTMENTS — 121.8%
(Cost	$110,778,566*)			$114,857,051

(a)	All percentages are based on net assets of the Munder U.S. Government Income Fund (the “Fund”) as of September 30, 2004.
(b)	The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Securities for which market quotations are not readily available are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.
(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.
(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.
*	At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,617,454 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $538,969 and net appreciation for financial reporting purposes was $4,078,485. At September 30, 2004, aggregate cost for financial reporting purposes was $110,778,566.
**	Security, or a portion thereof, is on loan.
#	As of September 30, 2004, the market value of the securities on loan is $20,776,381.

Item 2.   Controls and Procedures.

(a)   Within 90 days of the filing date of this Form N-Q, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang

Enrique Chang President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang

Enrique Chang President and Principal Executive Officer

Date:	November 29, 2004

By:	/s/ Peter K Hoglund

Peter K. Hoglund Vice President and Principal Financial Officer

Date:	November 29, 2004

Exhibit Index

Exhibit Number	Description

99.CERT 1	Certification of Enrique Chang, President and Principal Executive Officer and certification of Peter K. Hoglund, Vice President and Principal Financial Officer